UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

World Growth Stock Portfolio

One Granite Place
Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead
One Granite Place
Concord, NH 03301
(Name and address of agent for service)

Registrant’s telephone number, including area code: 603-229-6162

Date of fiscal year end: 12/31/05

Date of Reporting Period: 07/01/04-06/30/05

Item 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Jefferson Pilot Variable Fund, Inc.
World Growth Stock Portfolio
ABBEY NATIONAL PLC			Agenda Number: 700591402
Security: G0016Z107			Meeting Type: CRT
Ticker:			Meeting Date: 14-Oct-2004
ISIN: GB0000044551
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

1. Approve a Scheme of arrangement pursuant to	Management	For	*
Section 425 of the Companies Act 1985 proposed
to be made between the Company and the holders
of Scheme shares as specified

ABBEY NATIONAL PLC			Agenda Number: 700592327
Security: G0016Z107			Meeting Type: EGM
Ticker:			Meeting Date: 14-Oct-2004
ISIN: GB0000044551
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

S.1 Approve: A) the scheme of arrangement dated	Management	For	*
17 SEP 2004 the Scheme between the Company
and the Relevant Holders both as defined in
the Scheme , subject to any modification, addition
or condition including, without limitation,
any modification or addition which represents
an improvement in the value and/or terms of
the acquisition to holders of Scheme shares
as determined by Morgan Stanley & Co. Ltd
and the Board of Directors of the Company
approved and imposed by the Court and authorize
the Directors of the Company to take all such
actions as they consider necessary or appropriate
for carrying the Scheme into effect; B) for
the purpose of giving effect to the Scheme
in its original form or subject to any modification,
addition or condition including, without limitation,
any modification or addition which represents
an improvement in the value and/or terms of
the acquisition to holders of Scheme shares
as determined by Morgan Stanley & Co. Ltd
and the Board of Directors of the Company
approved and imposed by the Court: i) to reduce
the share capital of the Company by canceling
the Scheme shares the Scheme ; ii) forthwith
and contingently upon the reduction of capital
referred to in sub-Paragraph (i) above taking
effect, to increase the share capital of the
Company to its former amount by the creation
of such number of New Abbey Shares the Scheme
as is equal to the number of Scheme shares
cancelled pursuant to sub-Paragraph (i) above
and having the same rights as amended by this
resolution as the Scheme shares so cancelled;
and iii) forthwith and contingently upon the
reduction of capital referred to in sub-Paragraph
(i) above taking effect, that the reserve arising
in the books of account of the Company as a
result of the said reduction of capital be
capitalized and applied by the Company in paying
up in full at par all of the New Abbey Shares
referred to in sub-Paragraph (ii) above, which
shall be allotted and issued, credited as fully
paid up, to Banco Santander Central Hispano,
S.A. Banco Santander in accordance with the
Scheme; C) forthwith and contingently upon
the reduction of capital referred to in sub-Paragraph
(B) (i) above of this resolution taking effect,
to authorize the Board of Directors of the
Company, pursuant to and in accordance with
Section 80 of the Companies Act 1985 to give
effect to this resolution, to allot the New
Abbey shares referred to in Paragraph (B)(ii)
above, provided that this power is limited
to the allotment of shares up to an maximum
nominal amount of GBP 1,175,000,000; Authority
expires on 5th anniversary of this resolution
, this authority shall be without prejudice
to any other authority under the said Section
80 previously granted and in force on the date
on which this resolution is passed; and D)
forthwith upon the passing of this resolution,
to amend Article 5A of the Articles of Association
of the Company

ABBOTT LABORATORIES			Agenda Number: 932281188
Security: 002824100			Meeting Type: Annual
Ticker: ABT			Meeting Date: 22-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
R.S. AUSTIN	Management	For	For
W.M. DALEY	Management	For	For
H.L. FULLER	Management	For	For
R.A. GONZALEZ	Management	For	For
J.M. GREENBERG	Management	For	For
J.M. LEIDEN	Management	For	For
D.A.L. OWEN	Management	For	For
B. POWELL, JR.	Management	For	For
A.B. RAND	Management	For	For
W.A. REYNOLDS	Management	For	For
R.S. ROBERTS	Management	For	For
W.D. SMITHBURG	Management	For	For
J.R. WALTER	Management	For	For
M.D. WHITE	Management	For	For

02 RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS.	Management	For	For

03 SHAREHOLDER PROPOSAL - EXECUTIVE COMPENSATION	Shareholder	Against	For

04 SHAREHOLDER PROPOSAL - PERFORMANCE BASED OPTIONS	Shareholder	For	Against

05 SHAREHOLDER PROPOSAL - IN VITRO TESTING	Shareholder	Against	For

06 SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS	Shareholder	Against	For

07 SHAREHOLDER PROPOSAL - HIV/AIDS-TB-MALARIA PANDEMICS	Shareholder	Against	For

08 SHAREHOLDER PROPOSAL - SEPARATING THE ROLES	Shareholder	For	Against
OF CHAIR AND CEO

ACCOR SA, COURCOURONNES			Agenda Number: 700671109
Security: F00189120			Meeting Type: OGM
Ticker:			Meeting Date: 03-May-2005
ISIN: FR0000120404

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS A MIX MEETING. THANK	Non-Voting	No vote
YOU

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

O.1 Receive the report of the Executive Committee,	Management	No vote
the Supervisory Board s comments and the general
report of the Statutory Auditors, approve the
financial statements and the balance sheet
for the year closed on 31 DEC 2004

O.2 Receive the reports of the Executive Committee,	Management	No vote
the Statutory Auditors and the Supervisory
Board s comments, approve the 2004 consolidated
accounts

O.3 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article L.225-86 of
the French Commercial Code, approve the said
report and the agreements referred to therein

O.4 Approve that an amount of EUR 68,855,816.00	Management	No vote
charged to the special reserve on long-term
capital gains account will be transferred to
the ordinary reserves account, to withdraw
from the ordinary reserves the amount of the
2.5% tax, calculated upon the special reserves
on long-term capital gains, i.e. EUR 1,708,895.40
to which are added EUR 330,982.10 corresponding
to the 2.5% tax calculated upon the reserve
legal quota formed by long-term capital gains
, the total amount of this tax is of EUR 2,039,877.50;
to allocate the profits for the 2004 FY: EUR
221,466,906.96, to which are added the prior
retained earnings: EUR 520,025,161.72, the
non-paid dividend of the previous year: EUR
1,605,167.55, the provisions for surplus withholding:
EUR 3,971,240.80, distributable profits: EUR
747,068,477.03, i.e. an amount of EUR 747,068,477.03
which will be allotted as hereunder: to the
legal reserve: EUR 396,413.38, to the global
dividend: EUR 268,723,661.70, to the carry
forward account: EUR 477,948,401.95; the shareholders
will receive a net dividend of EUR 1.30 per
share, eligible for the 50% allowance, it will
be paid on 17 MAY 2005

O.5 Approve to renew the term of office of Mr. Renaud	Management	No vote
d Elissagaray as Member of the Supervisory
Board for a period, if the Resolution Number
25 is adopted, of 4 years

O.6 Approve to renew the term of office of Mr. Franck	Management	No vote
Riboud as a Member of the Supervisory Board
for a period, if the Resolution Number 25 is
adopted, of 4 years

O.7 Appoint Mr. Paul Dubrule as a Member of the	Management	No vote
Supervisory Board for a period, if the Resolution
Number 25 is adopted, of 4 years

O.8 Appoint Mr. Thomas J. Barrack as a Member of	Management	No vote
the Supervisory Board for a period of 4 years,
if the Resolution Number 25 is adopted and
under the suspensive condition of the achievement
of the transactions aimed by the Resolutions
Number 13 and 14

O.9 Appoint Mr. Sebastien Bazin as a Member of the	Management	No vote
Supervisory Board for a period of 4 years,
if the Resolution Number 25 is adopted and
under the suspensive condition of the achievement
of the transactions aimed by the Resolutions
Number13 and 14

O.10 Appoint Mr. Dominique Marcel as a Member of	Management	No vote
the Supervisory Board for a period, if the
Resolution Number 25 is adopted, of 4 years

O.11 Approve to award total annual fees of EUR 305,000.00	Management	No vote
to the Members of the Supervisory Board

O.12 Authorize the Executive Committee to trade in	Management	No vote
the Company s shares on the stock market, as
per the following conditions: maximum purchase
price: EUR 50.00, minimum sale price: EUR 30.00,
maximum number of shares that may be acquired:
19,000,000 shares maximum number of shares
which could be issued according the present
resolution and corresponding to a maximum amount
of EUR 950,000,000.00 ; Authority expires
at the end of 18 months , it cancels and replaces
the authorization set forth in Resolution Number
7 and given by the CGM of 04 MAY 2004; authorize
the Executive Committee to take all necessary
measures and accomplish all necessary formalities

O.13 Approve, to proceed in one transaction , with	Management	No vote
the issue of 116,279 bonds the convertible
bonds of a nominal amount of EUR 4,300.00
i.e. a total amount of EUR: 499,999,700.00
with a ratio of exchange of 100 new shares
of the Company with a nominal value of EUR
3.00 for each one of the convertible bond
and, this if the Resolution Number 14 is adopted;
the convertible bonds will have to be subscribed
and to be fully paid-up in cash at the latest
on 31 MAY 2005; authorize the increase of the
share capital by a maximum nominal amount of
EUR 34,883,700.00 and the issue of the shares
resulting from the conversion of the convertible
bonds, this amount corresponding to the issue
of a maximum of 11,267,900 new shares, this
increase shall not count against the overall
value set forth in Resolution Number 17 and
Number 22; this capital increase is realized
with waiver of shareholders pre-emptive rights
in favor of Collife S.A.R.L

O.14 Approve to proceed with the issue of 128,205	Management	No vote
bonds the redeemable bonds of a nominal amount
of EUR 3,900.00 i.e. a total amount of EUR
499,999,500.00 with a ratio of exchange of
100 new shares of the Company with a nominal
value of EUR 3.00 , for each one of the redeemable
bond; the redeemable bonds will have to be
subscribed and to be fully paid-up in cash
at the latest on 31 MAY 2006; authorize the
increase of share capital by a maximum nominal
amount of EUR 38,461,500.00 and the issue of
the shares resulting from the redemption of
redeemable bonds, this amounts corresponds
to the issue of a maximum of 12,820,500 new
shares, this increase shall not count against
the overall value set forth in Resolution Number
17 and Number 22; this increase is realized
with the waiver of shareholders pre-emptive
rights in favor of Collife S.A.R.L

O.15 Authorize the Executive Committee to reduce	Management	No vote
the share capital by cancelling the shares
held by the Company in connection with a Stock
Repurchase Plan authorization given in Resolution
Number 12 and, or any other authorization
of the same kind, in 24 months not exceeding
10% of the capital; Authority expires at the
end of 18 months ; authorize the Executive
Committee to take all necessary measures and
accomplish all necessary formalities; it cancels
and replaces the delegation set forth in Resolution
Number 8 and given by the CGM of 04 MAY 2004

O.16 Authorize the Executive Committee, to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 100,000,000.00, with waiver of shareholders
pre-emptive rights, by way of issuing shares
and securities giving access to the Company
s shares or of a Company from which it owns
more than half of the capital or giving right
to the allotment of equity securities; not
exceeding a nominal value of EUR 1,000,000,000.00;
Authority expires at the end 26 of months
; it cancels and replaces the delegation set
forth in Resolution Number 10 and given by
the CGM of 04 MAY 2004; authorize the Executive
Committee to take all necessary measures and
accomplish all necessary formalities

O.17 Authorize the Executive Committee, to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 200,000,000.00, with shareholders preferential
subscription rights maintained, by way of issuing
shares and securities giving access to the
Company s shares or of a Company from which
it owned more than half of the capital or giving
right to the allotment of equity securities;
not exceeding a nominal value of EUR 2,000,000,000.00;
Authority expires at the end 26 of months
; it cancels, effective immediately, the delegation
set forth in Resolution Number 9 and given
by the CGM of 04 MAY 2004; authorize the Executive
Committee to take all necessary measures and
accomplish all necessary formalities

O.18 Authorize the Executive Committee to increase	Management	No vote
the share capital, within the limit of 10%
of the capital, in consideration for the contributions
in kind granted to the Company and comprised
of equity securities giving access to the share
capital; Authority expires at the end 26 of
months ; authorize the Executive Committee
to take all necessary measures and accomplish
all necessary formalities

O.19 Authorize the Executive Committee to increase,	Management	No vote
within the limit of the global ceiling set
by the Resolution Number 23, the number of
securities to be issued in the event of a capital
increase, within the limit of 15% of the initial
issue foreseen by the laws and regulations
in force; Authority expires at the end 26
of months

e.20 Authorize the Executive Committee to increase	Management	No vote
the share capital, in one or more transactions
and at its sole discretion, by a maximum nominal
amount of EUR 200,000,000.00, by way of capitalizing
retained earnings, income, premiums or others,
or by a capital increase to be released in
cash according the Resolutions Numbers 16 and
17 to be carried out through the issue of bonus
shares or the raise of the par value of the
existing shares, or by utilizing all or some
of these methods; Authority expires at the
end 26 of months ; authorize the Executive
Committee to take all necessary measures and
accomplish all necessary formalities

O.21 Approve, as a consequence of the adoption of	Management	No vote
the Resolutions Numbers 16, 17, 18, 19 and
20, to set to EUR 300,000,000.00 the nominal
maximum amount of the capital increases which
can be issued according to the authorizations
granted by the Resolutions here-above mentioned

O.22 Authorize the Executive Committee, to increase	Management	No vote
in one or more transactions, at its sole discretion,
in favor of the Company s employees who are
Members of the Company Savings Plan, by way
of issuing shares and, or any other securities
giving access to the capital, by allotting
fully paid-up shares or other securities giving
access to the capital within the limits foreseen
by Article L.443-5 of the French Labour Code;
Authority expires at the end 26 of months
; for an amount not exceeding 2% of the share
capital; it cancels and replaces the delegation
set forth in Resolution Number 13 and given
by the CGM of 04 MAY 2004; authorize the Executive
Committee to take all necessary measures and
accomplish all necessary formalities

O.23 Authorize the Executive Committee to proceed	Management	No vote
with allocations free or charge of Company
s existing ordinary shares or to be issued,
in favor of the employees of Officers representing
not more that 8% of the share capital; Authority
expires at the end 14 of months ; authorize
the Executive Directors to take all necessary
measures and accomplish all necessary formalities

O.24 Approve to bring the various Articles of Association	Management	No vote
Numbers 1, 9,12 and 15 into conformity with
the current legal and regulatory requirements,
with particular reference to the French Order
Number 2004-604 of 24 JUN 2004 ratified by
the French law referring to right simplification

O.25 Amend the Articles of Association Number 16	Management	No vote
term of office or a Member of the Supervisory
Board: 4 years instead of 6 years

o.26 Grant all powers to the bearer of a copy or	Management	No vote
general meeting proxy services

PLEASE NOTE THAT THE MEETING HELD ON 25 APR	Non-Voting	No vote
2005 HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 03 MAY 2005. PLEASE
ALSO NOTE THE NEW CUTOFF DATE. IF YOU HAVE
ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

ACE LIMITED			Agenda Number: 932331349
Security: G0070K103			Meeting Type: Annual
Ticker: ACE			Meeting Date: 26-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A DIRECTOR
EVAN G. GREENBERG	Management	For	For
JOHN A. KROL	Management	For	For

B RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS	Management	For	For
LLP AS THE INDEPENDENT AUDITORS OF ACE LIMITED
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.

AINAX AB			Agenda Number: 700562297
Security: W0677M108			Meeting Type: EGM
Ticker:			Meeting Date: 01-Jul-2004
ISIN: SE0001207606
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting	No vote
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
REJECTED. SHOULD YOU HAVE ANY QUESTIONS, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
AT ADP. THANK YOU.

1. Opening of the meeting	Management	Abstain *	Abstain *

2. Elect the Chairman for the meeting	Management	For	*

3. Approve the voting list	Management	For	*

4. Approve the agenda	Management	For	*

5. Elect 1 or 2 persons to attest to the accuracy	Management	For	*
of the minutes

6. Approve the consideration of whether the GM	Management	For	*
has been duly convened

7. Approve to fix the number of Members of the	Management	For	*
Board of Directors at 6

8. Approve to allot SEK 900,000 to the Board of	Management	For	*
Directors; the Chairman will receive SEK 300,000
and the remaining SEK 600,000 are split equally
among the other Directors

9.1 Re-elect Mr. Mariana Burenstam Linder as a Member	Management	For	*
of the Board of Directors

9.2 Re-elect Mr. Tuve Johannesson as a Member of	Management	For	*
the Board of Directors

9.3 Re-elect Mr. Thierry Moulonguet as a Member	Management	For	*
of the Board of Directors

9.4 Re-elect Mr. Lars Otterbeck as a Member of the	Management	For	*
Board of Directors

9.5 Re-elect Mr. Clas Reuterskiold as a Member of	Management	For	*
the Board of Directors

9.6 Elect Mr. Tor Marthin as a Member of the Board	Management	For	*
of Directors

10. Closing of the meeting	Management	Abstain *	Abstain *

AKZO NOBEL NV (FORMERLY AKZO NV ARNHEM)			Agenda Number: 700669825
Security: N01803100			Meeting Type: OGM
Ticker:			Meeting Date: 21-Apr-2005
ISIN: NL0000009132

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting	No vote

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING	Non-Voting	No vote
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION
DATE SET ON 14 APR 2005. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.

1. Opening	Non-Voting	No vote

2. Approve the report of the Board of Management	Non-Voting	No vote
for the year 2004

3.A Adopt the 2004 financial statments	Management	No vote

3.B Approve the reservation and the dividend policy	Non-Voting	No vote

3.C Adopt the dividend proposal	Management	No vote

4.A Grant discharge to the Board of Management from	Management	No vote
liability for 2004

4.B Grant discharge to the Supervisory Board from	Management	No vote
liability for 2004

5. Approve the number of Members of the Board of	Management	No vote
Management at 4

6.1 Appoint Mr. M.A. Van Den Bergh to the Supervisory	Management	No vote
Board

6.2 Re-appoint Mr. A.E. Cohen to the Supervisory	Management	No vote
Board

7. Approve the Corporate Governance	Non-Voting	No vote

8.A Approve the remuneration policy for the Board	Management	No vote
of Management

8.B Approve the performance-related share plan for	Management	No vote
Executives

8.C Approve to revise performance-related option	Management	No vote
plan for Executives

9. Amend the Articles of Association	Management	No vote

10.A Authorize the Board of Management to issue shares	Management	No vote

10.B Authorize the Board of Management to restrict	Management	No vote
or exclude pre-emptive rights

11. Authorize the Board of Management to acquire	Management	No vote
shares of the Company

Any other business	Non-Voting	No vote

AMERISOURCEBERGEN CORPORATION			Agenda Number: 932259206
Security: 03073E105			Meeting Type: Annual
Ticker: ABC			Meeting Date: 04-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
RODNEY H. BRADY	Management	For	For
CHARLES H. COTROS	Management	For	For
JANE E. HENNEY, M.D.	Management	For	For
R. DAVID YOST	Management	For	For

02 RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED	Management	For	For
PUBLIC ACCOUNTING FIRM

AMP LIMITED			Agenda Number: 700678975
Security: Q0344G101			Meeting Type: AGM
Ticker:			Meeting Date: 19-May-2005
ISIN: AU000000AMP6

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial report and the reports	Non-Voting	No vote
of the Directors and the Auditor in respect
of the YE 31 DEC 2004

2.a Elect Mr. John Frederick Astbury, who is ceasing	Management	For	*
to hold office in accordance with Clause 62.3
of the Constitution of AMP Limited, as a Director
of AMP Limited

2.b Re-elect Mr. Richard John Grellman, a Director	Management	For	*
retiring in accordance with Clause 64.1 of
the Constitution of AMP Limited, as a Director
of AMP Limited

3. Approve to reduce the capital of AMP Limited	Management	For	*
by paying the sum of 40 cents per fully paid
ordinary share in AMP Limited to the holders
of such shares on the record date specified
by AMP Limited

S.4 Amend the Constitution of AMP Limited as follows:	Management	For	*
by deleting the definition of SCH Business
Rules in Clause 1.1 and inserting the new
definition as specified; by replacing each
reference to the SCH Business Rules with
a reference to the ASTC Settlement Rules ;
by deleting Clause 65.2 and replacing it with
the new Clause 65.2 as specified; by deleting
Clause 96.1 and replacing it with the new Clause
96.1 as specified; by inserting a new Clause
96.5 as specified; by deleting Clause 101.1
and replacing it with the new Clause 101.1
as specified; by replacing each reference to
electronic notification in Clause 101.3 with
a reference to electronic transmission ; by
inserting a new Clause 101.3A as specified;
by inserting a new Clause 101.3B as specified;
and by deleting Clause 101.4 and replacing
it with a new Clause 101.4 as specified

PLEASE NOTE THAT THIS IS A REVISION DUE TO THE	Non-Voting	No vote
RECEIPT OF RECORD DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

AMVESCAP PLC			Agenda Number: 700678874
Security: G4917N106			Meeting Type: AGM
Ticker:			Meeting Date: 28-Apr-2005
ISIN: GB0001282697

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and adopt the accounts for the YE 31	Management	For	*
DEC 2004, and the reports of the Directors
and Auditors thereon

2. Receive and adopt the report of the Board on	Management	For	*
remuneration

3. Declare a final dividend of 5p per ordinary	Management	For	*
share payable on 04 MAY 2005, to shareholders
on the register at the close of business on
April 1, 2005

4. Re-elect Mr. Rex Adams as a Director of the	Management	For	*
Company, who retires in accordance with Article
116.1 of the Company s Articles of Association

5. Re-elect Sir John Banham as a Director of the	Management	For	*
Company, who retires in accordance with Article
116.1 of the Company s Articles of Association

6. Re-elect Mr. Charles W. Brady as a Director	Management	For	*
of the Company, who retires in accordance with
Article 116.1 of the Company s Articles of
Association

7. Re-elect Mr. Denis Kessler as a Director of	Management	For	*
the Company, who retires in accordance with
Article 116.1 of the Company s Articles of
Association

8. Elect Mr. Edward Lawrence as a Director of the	Management	For	*
Company

9. Re-elect Mr. Bevis Longstreth as a Director	Management	For	*
of the Company, pursuant to Section 293 of
the Companies Act 1985

10. Elect Mr. John D. Rogers as a Director of the	Management	For	*
Company

11. Re-appoint Ernst & Young LLP as the Auditors,	Management	For	*
to hold office from the conclusion of the AGM
to the conclusion of the next meeting of shareholders
at which accounts are laid before the Company,
and authorise the Audit Committee to fix their
remuneration

12. Authorize the Directors of the Company, in substitution	Management	For	*
to any previous exercise of the authorities,
in accordance with Section 80 of the Companies
Act 1985, to allot relevant securities Section
80(2) up to an aggregate nominal amount of
GBP 59,750,000; Authority expires on 27 APR
2010 ; and the Directors may allot relevant
securities after the expiry of this authority
in pursuance of such an offer or agreement
made prior to such expiry

S.13 Authorize the Directors of the Company, subject	Management	For	*
to the passing of Resolution 12, pursuant to
Section 95 of the Companies Act 1985, to allot
equity securities Section 94 of the Companies
Act for cash, disapplying Section 89(1) of
that Act, provided that this power is limited
to the allotment of equity securities i) in
connection with a rights issue, being an offer
of equity securities to: the holders other
than the Company of ordinary shares of 25p
each in the capital of the Company on the relevant
register on a fixed record date in proportion
as nearly as may be to their respective holdings
of ordinary shares for which purpose holdings
in certificated and uncertificated form may
be treated as separate holdings ; and ii) up
to an aggregate nominal value not exceeding
GBP 10,125,000; Authority expires, unless
renewed, on 27 APR 2010 ; and, authorize the
Company to allot equity securities after the
expiry of this authority in pursuance of such
an offer or agreement made prior to such expiry;
upon the passing of this resolution, the resolution
passed as Resolution 12 at the AGM on 29 APR
2004, shall be of no further force or effect
without prejudice to any previous exercise
of the powers granted thereby ; the nominal
amount of any securities shall be taken to
be, in the case of rights to subscribe for,
or convert any securities into, shares of the
Company, the nominal value of such shares which
may be issued pursuant to such rights

S.14 Authorize the Company, pursuant to Section 166	Management	For	*
of the Companies Act 1985, to make market purchases
Section 163 of that Act of up to 81,076,000
ordinary shares of 25p each in the capital
of the Company Ordinary Shares , at a minimum
price of 25p per Ordinary Share and not more
than 105% of the average of the middle market
price shown in quotations for an ordinary share
as derived from the London Stock Exchange Daily
Official List, over the previous 5 business
days; Authority expires the earlier of 27
JUL 2006 or the conclusion of the next AGM
of the Company ; upon the passing of this resolution,
the resolution passed as Resolution 13 at the
AGM on 29 APR 2004, shall be of no further
force or effect without prejudice to any previous
exercise of the authorities granted thereby

S.15 Amend Article 127 of the Articles of Association	Management	For	*
of the Company by inserting a new Article 127.2
as specified

S.16 Amend the Memorandum and Articles of Association	Management	For	*
of the Company

AON CORPORATION			Agenda Number: 932317072
Security: 037389103			Meeting Type: Annual
Ticker: AOC			Meeting Date: 20-May-2005
ISIN:
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

01 DIRECTOR
PATRICK G. RYAN	Management	For	For
GREGORY C. CASE	Management	For	For
EDGAR D. JANNOTTA	Management	Withheld	Against
JAN KALFF	Management	For	For
LESTER B. KNIGHT	Management	For	For
J. MICHAEL LOSH	Management	For	For
R. EDEN MARTIN	Management	For	For
ANDREW J. MCKENNA	Management	Withheld	Against
ROBERT S. MORRISON	Management	For	For
RICHARD C. NOTEBAERT	Management	For	For
JOHN W. ROGERS, JR.	Management	For	For
GLORIA SANTONA	Management	For	For
CAROLYN Y. WOO	Management	For	For

02 RATIFICATION OF APPOINTMENT OF ERNST & YOUNG	Management	For	For
LLP AS AON S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM.

AUTOLIV INC			Agenda Number: 700694753
Security: W10150113			Meeting Type: AGM
Ticker:			Meeting Date: 26-Apr-2005
ISIN: SE0000382335
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR
ADP TO LODGE YOUR VOTE

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE	Non-Voting	No vote
OPTION IN SWEDEN. THANK YOU

1. Elect Mr. Sune Carlsson and Mr. Jay Stewart	Management	No vote
as the Board of the Directors

2. Appoint Ernst & Young AB as Independent Auditors	Management	No vote
of the Company for the FYE 31 DEC 2005

Any other business	Non-Voting	No vote

AXA, PARIS			Agenda Number: 700679458
Security: F06106102			Meeting Type: OGM
Ticker:			Meeting Date: 20-Apr-2005
ISIN: FR0000120628

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

O.1 Receive the report of the Executive Committee	Management	No vote
and the general report of the Statutory Auditors;
approve the financial statements and the balance
sheet for the year closed on 31 DEC 2004, in
the form presented to the meeting

O.2 Receive the reports of the Executive Committee	Management	No vote
and the Statutory Auditors; approve the consolidated
financial statements for the said FY in the
form presented to the meeting

O.3 Approve the profits for the FY: EUR 518,959,933.00;	Management	No vote
prior retained earnings: EUR 2,487,060,253.00
i. e. an available amount for the allocation
of the income which reaches the sum of EUR
3,006,020,186.00; approve the recommendations
of the Executive Committee and resolve to appropriate
the total so obtained as follows: legal reserve:
EUR 25,947,997.00; global dividend: EUR 1,164,150,944.00;
carry forward account: EUR 1,815,921,245.00;
the shareholders will receive a net dividend
of EUR 0.61 per share with a cut of EUR 0.305;
this dividend will be paid on 28 APR 2005

O.4 Approve that, due to the exceptional tax of	Management	No vote
2.5% on the sums appearing in the special reserve
on long-term capital gains account within the
limit of EUR 200,000,000.00, that an amount
of EUR 200,000,000.00 charged to the special
reserve on long- term capital gains account
will be transferred to the ordinary reserve
account; and authorize the Executive Committee
to take all necessary measures accomplish all
necessary formalities

O.5 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article L. 225-86 of
the French Commercial Code, and approve the
said report and the agreements referred to
therein

O.6 Approve the resignation of Mr. Thierry Breton	Management	No vote
as a Member of the Supervisory Board

O.7 Approve to renew the term of office of Mr. Anthony	Management	No vote
Hamilton as a Member of the Supervisory Board
for a period of 4 years

O.8 Approve to renew the term of office of Mr. Henri	Management	No vote
Lachmann as a Member of the Supervisory Board
for a period of 4 years

O.9 Approve to renew the term of office of Mr. Michel	Management	No vote
Pebereau as a Member of the Supervisory Board
for a period of 4 years

O.10 Ratify the appointment of Mr. Leo Apotheker	Management	No vote
in replacement of Mr. Alfred Von Oppenheim
as a Member of the Supervisory Board until
the general meeting which will deliberate in
2007 upon the annual financial statements for
last fiscal year

O.11 Appoint Mr. Jacques De Chateauvieux in replacement	Management	No vote
of Mr. Jacques Calvet as a Member of the Supervisory
Board for a period of 4 years

O.12 Appoint Mrs. Dominique Reiniche as a Member	Management	No vote
of the Supervisory Board for a period of 4
years

O.13 Approve to award total annual fees of EUR 1,000,000.00	Management	No vote
to the Supervisory Board

O.14 Authorize the Executive Committee, in substitution	Management	No vote
of Resolution number 11 given by the general
meeting of 21 APR 2004, to trade in the Company
s shares on the stock market, as per the following
conditions: maximum purchase price: EUR 35.00,
maximum number of shares to be traded: 10%
of the share capital; Authority expires at
the end of 18 months ; approve that in case
of a bid upon the Company s equity shares
settled fully in cash, the Company can continue
the proceeding of its stock repurchase programme;
the general meeting delegates all powers to
the Executive Committee to take all necessary
measures and accomplish all necessary formalities

E.15 Authorize the Executive Committee, in substitution	Management	No vote
of Resolution Number 14 given by the general
meeting of 30 APR 2003, to increase the share
capital, in one or more transactions and at
its sole discretion, by a maximum nominal amount
of EUR 1,000,000,000.00, by way of capitalizing
retained earnings, income or additional paid-in
capital, to be carried out through the issue
of bonus shares or the raise of the par value
of the existing shares; Authority expires
at the end of 26 months ; and authorize the
Executive Committee to take all necessary measures
and accomplish all necessary formalities

E.16 Authorize the Management Board to increase the	Management	No vote
Company s capital through the issue of common
shares or securities that entitle the bearer
to common shares of the Company or one of its
subsidiaries, with preferential subscription
rights maintained

E.17 Authorize the Management Board to increase capital	Management	No vote
through the issue of common shares or securities
that entitle the bearer to share capital of
the Company or one of its subsidiaries, with
preferential subscription rights waived

E.18 Authorize the Management Board, in the event	Management	No vote
that shares or securities with preferential
subscription rights waived are issued under
the terms of the seventeenth resolution, to
set the issue price under the conditions defined
by the Shareholders and up to a maximum of
10% of the equity capital

E.19 Authorize the Management Board to increase the	Management	No vote
amount of the initial issue, in the event that
shares or securities are issued with preferential
subscription rights waived or maintained, under
the terms set forth in the sixteenth to the
eighteenth resolutions

E.20 Authorize the Management Board to issue common	Management	No vote
shares and securities with a claim to the Company
s common shares, in the event that a public
exchange offer is initiated by the Company

E.21 Authorize the Management Board to increase the	Management	No vote
capital of the Company through the issue of
common shares and securities with a claim to
the Company s common shares in return for contributions
in kind up to a maximum of 10% of share capital

E.22 Authorize the Management Board to issue common	Management	No vote
shares in connection with the issue of securities,
by subsidiaries of the Company, with a claim
to the Company s common shares

E.23 Authorize the Management Board to issue securities	Management	No vote
entitling their bearers to an allotment of
debt instruments and that do not result in
an increase of the Company s capital

E.24 Authorize the Management Board to resolve to	Management	No vote
issue securities securing immediate or deferred
access to the Company s share capital, reserved
for employees enrolled in the employer sponsored
Company savings plan

E.25 Authorize the Management Board to freely allot	Management	No vote
shares to employees of the Company

E.26 Grant authority to grant stock purchase and/or	Management	No vote
stock subscription options

E.27 Authorize the Management Board to reduce capital	Management	No vote
through the cancellation of shares

E.28 Amend the By-laws to reflect changes in the	Management	No vote
threshold for ownership of voting rights with
respect to regulated agreements

E.29 Amend the Article 12 of the Bylaws, to stipulate	Management	No vote
that the consent of the Supervisory Board is
required prior i) the implementation of Stock
Option Plan of any kind and ii) the granting
of free allotments of shares

E.30 Grant authority to comply with all formal requirements	Management	No vote
in connection with this meeting

PLEASE NOTE THAT THIS IS A MIX MEETING. THANK	Non-Voting	No vote
YOU.

BAE SYSTEMS PLC			Agenda Number: 700681465
Security: G06940103			Meeting Type: AGM
Ticker:			Meeting Date: 04-May-2005
ISIN: GB0002634946

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the audited accounts of the Company	Management	For	*
for the YE 31 DEC 2004 and the Directors reports
and the Auditors report thereon

2. Approve the Directors remuneration report for	Management	For	*
the YE 31 DEC 2004

3. Declare the final dividend for the YE 31 DEC	Management	For	*
2004 of 5.8 pence per ordinary share and payable
on 01 JUN 2005 to ordinary shareholders whose
names appeared on the register of the Members
at the close of business on 22 APR 2005

4. Re-elect Sir Peter Mason as a Director of the	Management	For	*
Company, who retires pursuant to Article 85

5. Re-elect Mr. Mark Ronald as a Director of the	Management	For	*
Company, who retires pursuant to Article 85

6. Re-elect Mr. Michael Turner as a Director of	Management	For	*
the Company, who retires pursuant to Article
85

7. Elect Mr. Richard Olver as a Director of the	Management	For	*
Company, who retires pursuant to Article 91

8. Re-appoint KPMG Audit Plc as the Auditors until	Management	For	*
the next OGM at which accounts are laid before
the Company

9. Authorize the Audit Committee of the Board of	Management	For	*
Directors to agree the remunerations of the
Auditors

10. Approve to increase the authorized share capital	Management	For	*
of the Company from GBP 165,000,001 to GBP
180,000,001 by the creation of 600,000,000
ordinary shares of 2.5p each

11. Approve that the authority conferred on the	Management	For	*
Directors by Article 12(B)(1) of the Articles
of Association of the Company be renewed for
the period ending 05 AUG 2006 or, if earlier,
on the day before the Company s AGM in 2006
and that for such period the Section 80 amount
shall be GBP 26,750,818 if resolution 10 is
passed, or GBP 15,989,518 if resolution 10
is not passed

12. Authorize the Company: i to make donations	Management	For	*
to EU Political Organizations; and ii to incur
EU Political expenditure provided that the
aggregate amount of such donations and expenditure
made by the Company and other Company authorized
by a resolution of the shareholders of the
Company shall not exceed GBP 100,000; Authority
expired earlier the conclusion of the AGM in
2006 or 05 AUG 2006

13. Authorize the BAE Systems Defense Systems	Management	For	*
Limited: i to make donations to EU Political
organizations and ii to incur EU Political
expenditure provided that, the aggregate amount
of such donations and expenditure made by the
BAE Systems Defense Systems Limited and other
Company authorized by a resolution of the shareholders
of the Company shall not exceed GBP 100,000;
Authority expired earlier the conclusion of
the next AGM of the Company in 2006 or 05 AUG 2006

14. Authorize the BAE Systems Electronics Limited	Management	For	*
to make donations to EU Political Organizations
and to incur EU political expenditure provided
that on the terms set out in Resolution 13
replacing the words BAE Systems Defense Systems
Limited with BAE Systems Electronics Limited

15. Authorize the BAE Systems Marine Limited to	Management	For	*
make donations to EU Political organizations
and to incur EU Political expenditure provided
that on the terms set out in Resolution 13
replacing the words BAE Systems Defense Systems
Limited with BAE Systems Marine Limited

16. Authorize the BAE Systems Operations Limited	Management	For	*
to make donations to EU Political organizations
and to incur EU Political expenditure provided
that on the terms set out in Resolution 13
replacing the words BAE Systems Defense Systems
Limited with BAE Systems Operations Limited

17. Authorize the BAE Systems Land Systems Bridging	Management	For	*
Limited to make donations to EU Political
organizations and to incur EU Political expenditure
provided that on the terms set out in Resolution
13 replacing the words BAE Systems Defense
Systems Limited with BAE Systems Land Systems
Bridging Limited

18. Authorize the BAE Systems Land Systems Munitions	Management	For	*
and Ordnance Limited to make donations to
EU Political organizations and to incur EU
Political expenditure provided that on the
terms set out in Resolution 13 replacing the
words BAE Systems Defense Systems Limited
with BAE Systems Land Systems Munitions and
Ordnance Limited

19. Authorize the BAE Systems Land Systems Weapons	Management	For	*
and Vehicles Limited to make donations to
EU Political organizations and to incur EU
Political expenditure provided that on the
terms set out in Resolution 13 replacing the
words BAE Systems Defense Systems Limited
with BAE Systems Land Systems Weapons and
Vehicle Limited

20. Authorize the Land Systems Hagglunds AB to make	Management	For	*
donations to EU Political organizations and
to incur EU Political expenditure provided
that on the terms set out in Resolution 13
replacing the words BAE Systems Defense Systems
Limited with Land Systems Hagglunds AB

S.21 Approve to renew the authority conferred on	Management	For	*
the Directors by Article 12(B)(ll) Articles
of Association of the Companyfor the period
ending 05 AUG 2006 or a day before the Company
s AGM in 2006 and that for the period the Section
89 amount shall be GBP 4,013,024

S.22 Authorize the Company, for the purpose of Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163 of the Act of up to
321,041,924 ordinary shares of 2.5p each in
the capital of the Company, at a minimum price
of 2.5p and up to 105% of the average middle
market quotations for such shares derived from
the London Stock Exchange Daily Official List,
over the previous 5 business days; Authority
expires the earlier of the conclusion of the
AGM of the Company or 03 AGU 2006 ; the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry
	Management	For	*
S.23 Amend Articles of Association of the Company

BAE SYSTEMS PLC			Agenda Number: 700711321
Security: G06940103			Meeting Type: EGM
Ticker:			Meeting Date: 13-May-2005
ISIN: GB0002634946

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve that the proposed acquisition of United	Management	For	*
Defense Industries, Inc, pursuant to the Merger
Agreement as defined in the circular to shareholders
of the Company dated 27 APR 2005 the Circular
and the associated and ancillary arrangements
contemplated by the Merger Agreement and for
described in the circular be approved and authorize
the Directors of the Company or any duly authorized
committee thereof to take all such steps as
may be necessary or appropriate In relation
thereto and to Implement the same with such
modifications, variations, revisions, waivers
or amendments not being modifications, variations,
revisions, waivers or amendments which are
of a material nature as the directors or any
such committee may deem necessary, expedient
or appropriate

2. Authorize the Directors of the Company, pursuant	Management	For	*
to Article 104(B) (1), at any time and from
time to time to procure or permit the aggregate
amount for the time being remaining outstanding
of all money borrowed by the Group as defined
in Article 104(B) (1)) and for the time being
owing, subject as provided in Article 104,
to persons other than the Company and its wholly-owned
subsidiaries to exceed the limit set out in
that Article provided that such aggregate amount
outstanding and owing shall not exceed one
and a half times the Adjusted Capital and Total
Reserves as defined in paragraph (ii) of this
resolution ; ii) in this resolution: (a) Adjusted
Capital and Total Reserves means at any material
time a sum equal to the aggregate of: i) the
Adjusted Capital arid Reserves as defined
in Article 104(B)(2 ; ii) the sums if any
deducted in the calculation thereof pursuant
to Articles 104(B)(2)(vii); and provided that
Article 104(B)(2) shall be construed as if
it contained the following additional provision
after Article 104(B)(2)(vii): viii) excluding
post-employment assets and liabilities as calculated
in accordance with International Accounting
Standard IAS 19 - Employee Benefits, as from
time to time amended, and any standards, principles,
practices or rules that may from time to time,
directly or indirectly, supplement or replace
this standard or any part of it, and ix) excluding
amounts recognized in accordance with IAS 32
#NAME?
IAS 32 and IAS 39 - Financial Instruments:
Recognition and Measurement IAS 39 as from
time to time amended, and any standards, principles,
practices or rules that may from time to time,
directly or indirectly, supplement or replace
any of these standards or any part of them
and including the relevant amounts that would
have been recognized had the accounts been
prepared in accordance with the relevant accounting
standards applicable to the Company s accounts
for the year ended 31 DEC 2004 under United
Kingdom generally accepted accounting principles
in so far as they relate to the matters dealt
with by IAS 32 and IAS 39 as so amended, supplemented
or replaced from time to time ; b) references
to Articles are to Articles of the Articles
of Association of the Company; and (iii) this
Resolution shall be construed as if it formed
part of Article 104 of the Articles

BANCO SANTANDER CENTRAL HISPANO, S.A., SANTANDER			Agenda Number: 700718832
Security: E19790109			Meeting Type: OGM
Ticker:			Meeting Date: 17-Jun-2005
ISIN: ES0113900J37

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

Please be advised that additional information	Non-Voting	No vote
concerning Banco Santander Central Hispano,
S.A. can also be viewed on the company s website:
http://www.gruposantander.com/pagina/indice/0,,857_3_2,00.	html

1. Examination and approval, where appropriate,	Management	For	*
of the Annual Accounts (Balance Sheet, Income
Statement and Annual Report) and of the management
of Banco Santander Central Hispano, S.A. and
its consolidated Group, relating to the Fiscal
Year ended on December 31, 2004.

2. Distribution of earnings from Fiscal Year 2004.	Management	For	*

3.A Ratification of the appointment of Lord Burns	Management	For	*
as a Director

3.B Ratification of the appointment of Mr. Luis	Management	For	*
Angel Rojo Duque as a Director

3.C Re-election of Mr. Emilio Botin-Sanz de Sautuola	Management	For	*
y Garcia de los Rios as a Director

3.D Re-election of Mr. Matias Rodriguez Inciarte	Management	For	*
as a Director

3.E Re-election of Mr. Manuel Soto Serrano as a	Management	For	*
Director

3.F Re-election of Mr. Guillermo de la Dehesa Romero	Management	For	*
as a Director

3.G Re-election of Mr. Abel Matutes Juan as a Director	Management	For	*

3.H Re-election of Mr. Francisco Javier Botin-Sanz	Management	For	*
de Sautuola y O Shea as a Director

4. Re-election of the Auditor for Fiscal Year 2005.	Management	For	*

5. Authorization for the Bank and its subsidiaries	Management	For	*
to acquire the Bank s shares under the terms
of Section 75 and the first additional regulation
of the Corporations Law, rescinding the unused
portion of the authorization granted at the
Ordinary General Shareholders Meeting of June
19, 2004.

6. Delegation to the Board of Directors of the	Management	For	*
power to carry out the resolution to be adopted
at the Meeting to increase share capital,
pursuant to the provisions of Section 153.1.a)
of the Corporations Law, rescinding resolution
Eight.II) adopted at the Ordinary General
Shareholders Meeting of June 19, 2004.

7. Authorization to the Board of Directors to increase	Management	For	*
share capital, pursuant to the provisions of
Section 153.1.b) of the Corporations Law, and
with delegation of the power to exclude pre-emptive
rights, pursuant to the provisions of Section
159.2 of such Law, rescinding the authorization
granted pursuant to Resolution Nine.II) at
the General Shareholders Meeting of June 21,
2003

8. Delegation to the Board of Directors of the	Management	For	*
power to issue nonconvertible fixed-income
securities.

9. Approval of an incentive stock option plan or	Management	For	*
other mechanisms tied to the shares of the
Bank, based on the performance of share prices
and profits, to be executed by the Bank and
its Subsidiaries.

10. Authorization for the Board of Directors to	Management	For	*
interpret, cure, supplement, execute and further
develop the resolutions adopted by the shareholders
at the General Meeting, as well as to substitute
the powers it receives from the shareholders
acting at the General Meeting, and the grant
of powers to convert such resolutions into
notarial instruments.

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM, THERE WILL BE A SECOND CALL ON
18 JUN 2005. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE
AGENDA IS AMENDED. THANK YOU

BANK OF AMERICA CORPORATION			Agenda Number: 932279979
Security: 060505104			Meeting Type: Annual
Ticker: BAC			Meeting Date: 27-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
WILLIAM BARNET, III	Management	For	For
CHARLES W. COKER	Management	For	For
JOHN T. COLLINS	Management	For	For
GARY L. COUNTRYMAN	Management	Withheld	Against
PAUL FULTON	Management	For	For
CHARLES K. GIFFORD	Management	For	For
W. STEVEN JONES	Management	For	For
KENNETH D. LEWIS	Management	For	For
WALTER E. MASSEY	Management	For	For
THOMAS J. MAY	Management	For	For
PATRICIA E. MITCHELL	Management	For	For
EDWARD L. ROMERO	Management	For	For
THOMAS M. RYAN	Management	Withheld	Against
O. TEMPLE SLOAN, JR.	Management	For	For
MEREDITH R. SPANGLER	Management	For	For
ROBERT L. TILLMAN	Management	For	For
JACKIE M. WARD	Management	For	For

02 RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS	Management	For	For

03 STOCKHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS	Shareholder	Against	For

04 STOCKHOLDER PROPOSAL - NOMINATION OF DIRECTORS	Shareholder	For	Against

BASF AG, LUDWIGSHAFEN/RHEIN			Agenda Number: 700657820
Security: D06216101			Meeting Type: OGM
Ticker:			Meeting Date: 28-Apr-2005
ISIN: DE0005151005

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial statements and the annual	Management	No vote
report for the 2004 FY with thfuer das Geschaeftsjahr
2004; Vorlage des gemeinsamen Lageberichts
der BASF Akp annual report
Berichts des Aufsichtsrats.

2. Beschlussfassung ueber die Gewinnverwendung	Management	No vote
llows: payment
of a dividend of EUR 1.70 per share EUR 5,270,697
shall be carried forward ex-dividend and payable
date: 29 APR 2005

3. Beschlussfassung ueber die Entlastung des Aufsichtsrats	Management	No vote

4. Beschlussfassung ueber die Entlastung des Vorstands	Management	No vote

5. Wahl des Abschlusspruefers fuer das Geschaeftsjahr	Management	No vote
2005 Am Main as the Auditors
for the year 2005

6. Ermaechtigung zum Erwerb eigener Aktien und	Management	No vote
zu deren weiteren Verwendung, eins, at a price
neither more than 25% below the market price
of the shares if they are acquired through
the stock exchange, nor more than 10% above
the market price if they are acquired by way
of a repurchase offer, on or before 27 OCT
2006; authorize the Board of Managing Directors
to retire the shares and to use the shares
within the scope of the Company s Stock Option
Plans or for acquisition purposes

7. Grant authority to acquire own shares using	Management	No vote
derivative financial instruments mente
put and call options
for the repurchase of own shares; the price
paid and received for such options shall not
deviate from their theoretical market value,
the price paid for own shares shall correspond
to the strike price agreed upon in the financial
instrument

8. Aenderung von Paragraph 15 der Satzung	Management	No vote
egrity and
the modernization of the right to set aside
resolutions of the shareholders meetings
UM AG , as follows: Section 15, regarding:
the notice of the shareholders meeting being
published no later than 30 days prior to the
day by which shareholders are required to register
to attend the shareholders meeting; and shareholders
intending to attend the share holders meeting
being obliged to register 7 days prior to the
shareholders meeting and to provide a proof,
written or via fax in German or English ,
of their entitlement to attend the shareholders
meeting or to exercise their voting rights

PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting	No vote

GEGENANTRAEGE SIND JETZT FUER DIESE HAUPTVERSAMMLUNG	Non-Voting	No vote
VORHANDEN. EINEN LINK ZU ROPOSAL INFORMATION
IS AVAILABLE IN THE MATERIAL URL SECTION OF
THE APPLICATIORAEGE ABSTIMMEN MOECHTEN, FORDERN
SIE BITTE EINE EINTRITTSKARTE AN UND STIMMEND
AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

PLEASE NOTE THAT THIS AGENDA IS AVAILABLE IN	Non-Voting	No vote
ENGLISH AND GERMAN. THANK YOU

DIESE TAGESORDNUNG WURDE AUFGRUND DES ERHALTS	Non-Voting	No vote
EINER GENAUEREN ENGLISCHEN TAGESY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU NDERN
MOECHTEN. VIELEN DANK

BAYER AG, LEVERKUSEN			Agenda Number: 700661134
Security: D07112119			Meeting Type: OGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: DE0005752000
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

1. Receive the financial statements and the annual	Management	No vote
report for the 2004 FY with thageberichte fuer
die Gesellschaft und den Konzern sowie des
Berichts des Aufsinual report; and approve
the approve the appropriation of the distributed
profdung
ayment
of a dividend of EUR 0.55 per no-par share
ex-dividend; payable date be 02 MAY 2005

2. Grant discharge to the Board of Management	Management	No vote

3. Grant discharge to the Supervisory Board	Management	No vote

4.1 Elect Dr. rer. pol., Dipl.-Kfm. Klaus Kleinfeld	Management	No vote
as an ordinary Member of the Supervisory Board

4.2 Wahl des Herrn Prof. Dr.-Ing. Dr. h.c. Ekkehard	Management	No vote
D. Schulz in den Aufsichtsrat upervisory Board

4.3 Elect Jochen Appell as an alternative Member	Management	No vote
to the Supervisory Board

4.4 Elect Dr. Hans-Dirk Krekeler as an alternative	Management	No vote
Member to the Supervisory Board

5. Aenderung von Paragraph 12 Abs. 1 der Satzung	Management	No vote
(Verguetung des Aufsichtsrats) rd receiving
a fixed annual remuneration of EUR 60,000 and
a variable remuneration of EUR 2,000 for every
EUR 50,000,000 or part thereof by which the
gross cash flow as reported in the consolidated
Group financial statements of the recent FY
exceeds EUR 3,100,000,000

6. Amend Section 14, Section 15(1), Section 15(2),	Management	No vote
and Section 15(3) of the Artic (Teilnahmeberechtigung,
Hinterlegung der Aktien) der Satzung
odernization of the right to set
aside

7. Ermaechtigung zum Erwerb eigener Aktien und	Management	No vote
zur Veraeusserung eigener Aktien uof its share
capital, at a price not differing more than
10% from the market price of the shares, on
or before 28 OCT 2006; to dispose of the shares
in a manner other than the Stock Exchange or
an offer to all shareholders if the shares
are sold at a price not materially below their
market price against payment in cash, to use
the shares in connection with mergers and acquisitions
or within the scope of the Company s Stock
Option Plans; and to retire the shares

8. Wahl des Abschlusspruefers	Management	No vote
ors for the
year 2005

DIES IST EINE JAHRESHAUPTVERSAMMLUNG	Non-Voting	No vote

GEGENANTRAEGE SIND JETZT FUER DIESE HAUPTVERSAMMLUNG	Non-Voting	No vote
VORHANDEN. EINEN LINK ZU GEGENANTRAEGEN FINDEN
SIE IN DER MATERIALLINKSAMMLUNG. WENN SIE UEBER
GEGENANTN. IF YOU WISH TO ACT ON THESE ITEMS,
YOU WILL NEED TO REQUEST A MEETING ATTEN AUF
DER HAUPTVERSAMMLUNG FUER IHRE AKTIEN AB.

BHP BILLITON PLC			Agenda Number: 700592579
Security: G10877101			Meeting Type: AGM
Ticker:			Meeting Date: 25-Nov-2004
ISIN: GB0000566504
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

1. Receive the financial statements for BHP Billiton	Management	For	*
Limited for the YE 30 JUN 2004, together with
the Directors report and the Auditors report

2. Receive the financial statements for BHP Billiton	Management	For	*
PLC for the YE 30 JUN 2004, together with the
Directors report and the Auditors report

3. Re-elect Mr. D.R. Argus as a Director of BHP	Management	For	*
Billiton Limited, who retires by rotation

4. Re-elect Mr. D.R. Argus as a Director of BHP	Management	For	*
Billiton PLC, who retires by rotation

5. Re-elect Mr. D.A. Crawford as a Director of	Management	For	*
BHP Billiton Limited, who retires by rotation

6. Re-elect Mr. D.A. Crawford as a Director of	Management	For	*
BHP Billiton PLC, who retires by rotation

7. Re-elect Mr. C.W. Goodyear as a Director of	Management	For	*
BHP Billiton Limited, who retires by rotation

8. Re-elect Mr. C.W. Goodyear as a Director of	Management	For	*
BHP Billiton PLC, who retires by rotation

9. Re-elect Dr. J.M. Schubert as a Director of	Management	For	*
BHP Billiton Limited, who retires by rotation

10. Re-elect Dr. J.M. Schubert as a Director of	Management	For	*
BHP Billiton PLC, who retires by rotation

11. Re-appoint KPMG Audit PLC as the Auditor of	Management	For	*
BHP Billiton PLC and authorize the Directors
to agree their remuneration

12. Approve to renew the authority and power to	Management	For	*
allot relevant securities conferred on the
Directors by Article 9 of BHP Billiton PLC
s Articles of Association for the period ending
on the earlier of: i) 24 FEB 2006; and ii)
the later of the AGM of BHP Billiton Limited
and the AGM of BHP Billiton PLC in 2005, and
for such period the Section 80 amount (under
the United Kingdom Companies Act 1985) shall
be USD 265,926,499.00

S.13 Approve to renew the authority and power to	Management	For	*
allot equity securities for cash conferred
on the Directors by Article 9 of BHP Billiton
PLC s Articles of Association for the period
ending on the earlier of: i) 24 FEB 2006; and
ii) the later of the AGM of BHP Billiton Limited
and the AGM of BHP Billiton PLC in 2005, and
for such period the Section 89 amount under
the United Kingdom Companies Act 1985 shall
be USD 61,703,675.00

S.14 Authorize BHP Billiton PLC, in accordance with	Management	For	*
Article 6 of its Articles of Association and
Section 166 of the United Kingdom Companies
Act 1985, to make market purchases Section
163 of that Act of up to 246,814,700 10%
of issued share capital of the BHP Billiton
PLC ordinary shares of USD 0.50 nominal value
each in the capital of BHP Billiton PLC Shares
, at a minimum price of USD 0.50 and not more
than 5% above the average of the middle market
quotations for a share taken from the London
Stock Exchange Daily Official List for the
five business days immediately preceding the
date of purchase of the shares; Authority
expires on the earlier of 24 MAY 2006 and the
later of the AGM of BHP Billiton Limited and
the AGM of BHP Billiton PLC in 2005 provided
that BHP Billiton PLC may enter into a contract
for the purchase of shares before the expiry
of this authority which would or might be completed
wholly or partly after such expiry
	Management	For	*
15. Approve the remuneration report for the YE 30

PLEASE NOTE THAT ANY VOTES CAST ON RESOLUTIONS	Non-Voting	No vote
16 TO 19 BY MR. C.W. GOODYEAR AND MR. M. SALAMON
AND ANY OTHER DIRECTOR WHO IS ELIGIBLE TO
PARTICIPATE IN ANY EMPLOYEE INCENTIVE SCHEME
OF EITHER BHP BILLITON LIMITED OR BHP BILLITON
PLC (OF WHICH THERE ARE NONE) AND ANY OF THEIR
ASSOCIATES WILL BE DISREGARDED. THANK YOU.

16. Approve, subject to the passing of the Resolution	Management	For	*
17, to: a) amend the BHP Billiton Limited Group
Incentive Scheme and the principal terms as
specified; and b) amend the BHP Billiton PLC
Group Incentive Scheme and the principal terms
as specified

17. Approve, subject to the passing of the Resolution	Management	For	*
17, to: a) amend the BHP Billiton Limited Group
Incentive Scheme and the principal terms as
specified; and b) amend the BHP Billiton PLC
Group Incentive Scheme and the principal terms
as specified

18. Approve to grant the Deferred Shares and the	Management	For	*
Options under the amended BHP Billiton Limited
Group Incentive Scheme and to grant the Performance
Shares under the BHP Billiton Limited Long
Term Incentive Plan to Executive Director and
Chief Executive Officer, Mr. C.W. Goodyear,
in the manner as specified, including for the
purpose of ASX Listing Rule 10.14

19. Approve to grant the Deferred Shares and Options	Management	For	*
under the amended BHP Billiton PLC Group Incentive
Scheme and to grant the Performance Shares
under the BHP Billiton PLC Long Term Incentive
Plan to Executive Director and Group President
Non-Ferrous Materials, Mr. M. Salamon, in the
manner as specified, including for the purposes
of ASX Listing Rule 10.14

PLEASE NOTE THAT THIS IS A REVISION TO THE JOB	Non-Voting	No vote
DUE TO A CHANGE IN THE STATUS OF THE MARKET
INDICATORS. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU

BHP BILLITON PLC			Agenda Number: 700722312
Security: G10877101			Meeting Type: EGM
Ticker:			Meeting Date: 13-Jun-2005
ISIN: GB0000566504
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

S.1 Authorize the Directors to appropriate distributable	Management	For	*
profits of the Company as specified to the
payment of the final dividend 2004, on the
Company s ordinary shares, of USD 0.095 per
share paid on 22 SEP 2004 to shareholders at
the close of business on 03 SEP 2004 the
September 2004 Dividend ; approve: to release
any and all claims which the Company may have
in respect of the payment of the September
2004 Dividend against its shareholders who
appeared on the register of members on the
relevant record date and to enter a deed of
release in favour of such members into by the
Company in the form of the deed as specified;
that any distribution involved in the giving
of any such release in relation to the September
2004 Dividend be made out of the profits appropriated
to the September 2004 Dividend as aforesaid
by reference to a record date identical to
the record date for the September 2004 Dividend;
and to release any and all the claims which
the Company may have against its Directors
both past and present arising out of the
payment of the September 2004 Dividend and
to enter a deed of release in favour of the
Company s Directors into by the Company in
the form of the deed as specified

S.2 Approve to cancel the share premium account	Management	For	*
of the Company

BMC SOFTWARE, INC.			Agenda Number: 932206229
Security: 055921100			Meeting Type: Annual
Ticker: BMC			Meeting Date: 24-Aug-2004
ISIN:
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

01 DIRECTOR
B. GARLAND CUPP	Management	Withheld	Against
ROBERT E. BEAUCHAMP	Management	For	For
JON E. BARFIELD	Management	For	For
JOHN W. BARTER	Management	For	For
MELDON K. GAFNER	Management	Withheld	Against
LEW W. GRAY	Management	Withheld	Against
KATHLEEN A. O'NEIL	Management	For	For
GEORGE F. RAYMOND	Management	For	For
TOM C. TINSLEY	Management	Withheld	Against

02 PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST	Management	For	For
& YOUNG LLP AS INDEPENDENT AUDITORS OF THE
COMPANY FOR THE FISCAL YEAR ENDING MARCH 31, 2005
BP P.L.C.			Agenda Number: 932264548
Security: 055622104			Meeting Type: Annual
Ticker: BP			Meeting Date: 14-Apr-2005
ISIN:
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

01 DIRECTOR
DR D C ALLEN**	Management	For	For
LORD BROWNE**	Management	For	For
MR J H BRYAN**	Management	For	For
MR A BURGMANS**	Management	For	For
MR I C CONN*	Management	For	For
MR E B DAVIS, JR**	Management	For	For
MR D J FLINT*	Management	For	For
DR B E GROTE**	Management	For	For
DR A B HAYWARD**	Management	For	For
DR D S JULIUS**	Management	For	For
SIR TOM MCKILLOP*	Management	For	For
MR J A MANZONI**	Management	For	For
DR W E MASSEY**	Management	For	For
MR H M P MILES**	Management	For	For
SIR IAN PROSSER**	Management	For	For
MR M H WILSON**	Management	For	For
MR P D SUTHERLAND**	Management	For	For

02 TO RE-APPOINT ERNST & YOUNG LLP AS AUDITORS	Management	For	For
AND AUTHORIZE THE BOARD TO SET THEIR REMUNERATION

03 TO GIVE AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED	Management	For	For
AMOUNT

04 SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT	Management	For	For
A LIMITED NUMBER OF SHARES FOR CASH WITHOUT
MAKING AN OFFER TO SHAREHOLDERS

05 SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY	Management	For	For
FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY

06 TO APPROVE THE DIRECTORS REMUNERATION REPORT	Management	For	For

07 TO APPROVE THE RENEWAL OF EXECUTIVE DIRECTORS	Management	For	For
INCENTIVE PLAN

08 TO RECEIVE THE DIRECTORS ANNUAL REPORT AND	Management	For	For
THE ACCOUNTS

BRAMBLES INDUSTRIES PLC			Agenda Number: 700604146
Security: G1307R101			Meeting Type: AGM
Ticker:			Meeting Date: 23-Nov-2004
ISIN: GB0030616733
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

1. Receive the Directors report, Auditors report	Management	For	*
and the financial statements for Brambles Industries
Limited for the YE 30 JUN 2004

2. Receive the reports and accounts for Brambles	Management	For	*
Industries PLC for the YE 30 JUN 2004

3. Approve the Brambles remuneration report for	Management	For	*
the YE 30 JUN 2004

4. Approve, for all purposes including for the	Management	For	*
purpose of Australian Stock Exchange Listing
Rule 10.17, to increase the maximum permissible
annual remuneration for the Non-Executive Directors
of Brambles Industries Limited by AUD 1,000,000
from AUD 2,000,000 to AUD 3,000,000 which
amount will include any remuneration paid to
those Directors by Brambles Industries PLC
or by any subsidiary of Brambles Industries
Limited or Brambles Industries PLC for their
services

5. Approve, for all purposes, to increase the maximum	Management	For	*
permissible annual remuneration for the Non-Executive
Directors of Brambles Industries PLC by AUD
450,000 from AUD 750,000 to AUD 1,200,000
which amount will include any remuneration
paid to those Directors by Brambles Industries
Limited or by any subsidiary of Brambles Industries
PLC or Brambles Industries Limited for their
services

6. Elect Mr. M. F. Ihlein to the Board of Brambles	Management	For	*
Industries Limited

7. Elect Mr. M F. Ihlein to the Board of Brambles	Management	For	*
Industries PLC

8. Elect Mr. S. P. Johns to the Board of Brambles	Management	For	*
Industries Limited

9. Elect Mr. S. P. Johns to the Board of Brambles	Management	For	*
Industries PLC

10. Elect Mr. J. Nasser AO to the Board of Brambles	Management	For	*
Industries Limited

11. Elect Mr. J. Nasser AO to the Board of Brambles	Management	For	*
Industries PLC

12. Re-elect Mr. M.D.I. Burrows to the Board of	Management	For	*
Brambles Industries Limited

13. Re-elect Mr. M.D.I. Burrows to the Board of	Management	For	*
Brambles Industries PLC

14. Re-elect Mr. D.J. Turner to the Board of Brambles	Management	For	*
Industries Limited

15. Re-elect Mr. D.J. Turner to the Board of Brambles	Management	For	*
Industries PLC

16. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors of Brambles Industries PLC until the
conclusion of next general meeting at which
accounts are laid before that Company

17. Authorize the Directors to agree the Auditors	Management	For	*
fees

18. Approve to renew the authority given to the	Management	For	*
Directors by Article 7 of Brambles Industries
PLC s Articles of Association to allot relevant
securities and Section 80 amount shall be GBP
8,810,219; Authority expires at the conclusion
of the AGM in 2005

S.19 Approve to renew the authority given to the	Management	For	*
Directors by Article 7 of Brambles Industries
PLC s Articles of Association to allot equity
securities for cash and Section 89 amount will
be 1,809,485; Authority expires at the conclusion
of the AGM in 2005

S.20 Authorize the Brambles Industries PLC to make	Management	For	*
market purchases Section 163(3) of the UK
Companies Act 1985 of up to 72,379,561 ordinary
shares of 5 pence each Ordinary Shares , at
a at a minimum price of 5 pence and up to an
amount equal to 105% of the average middle
market quotations for an ordinary shares derived
from the London Stock Exchange Daily Official
List, for the 5 business days preceding the
date of purchase; Authority expires at the
conclusion of the AGM of the Company in 2005
; except the Brambles Industries PLC may make
a purchase of any ordinary share after this
authority ends if the contract for purchase
was entered into before it ended

21. Approve the Brambles Industries Limited 2004	Management	For	*
Performance Share Plan, for all purposes including
as an exception to Australian Stock Exchange
Listing Rule 7.1

22. Approve the Brambles Industries PLC 2004 Performance	Management	For	*
Share Plan, for all purposes including as
an exception to Australian Stock Exchange Listing
Rule 7.1

23. Authorize the Board to establish further plans	Management	For	*
based on the Brambles Industries Limited 2004
Performance Share Plan or the Brambles Industries
PLC 2004 Performance Share Plan the Plans
but modified to take account of local tax,
exchange control or securities laws in territories
outside the UK or Australia, provided that
any shares made available under such further
plans are treated as counting against the limits
on individual or over all participation in
the Plans

24. Approve, for all purposes and for the purpose	Management	For	*
of Australian Stock Exchange Listing Rule 10.14,
the participation by Mr. M.F. Ihlein in the
Brambles Industries Limited 2004 Performance
Share Plan until 23 NOV 2004

25. Approve, for all purposes and for the purpose	Management	For	*
of Australian Stock Exchange Listing Rule 10.14,
the participation by Mr. D.J. Turner in the
Brambles Industries Limited 2004 Performance
Share Plan

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
BRISTOL-MYERS SQUIBB COMPANY			Agenda Number: 932282914
Security: 110122108			Meeting Type: Annual
Ticker: BMY			Meeting Date: 03-May-2005
ISIN:
	Proposal Type	Proposal Vote	For/Against Management
Prop.# Proposal

01 DIRECTOR
V.D. COFFMAN	Management	Withheld	Against
J.M. CORNELIUS	Management	Withheld	Against
P.R. DOLAN	Management	For	For
E.V. FUTTER	Management	For	For
L.V. GERSTNER, JR.	Management	For	For
L. JOHANSSON	Management	Withheld	Against
L.W. SULLIVAN, M.D.	Management	Withheld	Against

02 RATIFICATION OF INDEPENDENT REGISTERED PUBLIC	Management	Against	Against
ACCOUNTING FIRM

03 APPROVAL OF RESTATED CERTIFICATE OF INCORPORATION	Management	For	For

04 POLITICAL CONTRIBUTIONS	Shareholder	Against	For

05 HIV/AIDS-TB-MALARIA	Shareholder	Against	For

06 ANIMAL TESTING	Shareholder	Against	For

07 SEPARATION OF CHAIRMAN AND CEO POSITIONS	Shareholder	For	Against

08 RESTATEMENT SITUATIONS	Shareholder	For	Against

09 RESTRICTED STOCK	Shareholder	For	Against

10 DIRECTOR VOTE THRESHOLD	Shareholder	For	Against

BRITISH SKY BROADCASTING GROUP PLC			Agenda Number: 700601455
Security: G15632105			Meeting Type: AGM
Ticker:			Meeting Date: 12-Nov-2004
ISIN: GB0001411924

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and adopt the financial statements for	Management	For	*
the YE 30 JUN 2004, together with the reports
of the Directors and the Auditors thereon

2. Declare a final dividend	Management	For	*

3. Elect Mr. Jeremy Darroch as a Director	Management	For	*

4. Elect Mr. Nicholas Ferguson as a Director	Management	For	*

5. Elect Mr. Andrew Higginson as a Director	Management	For	*

6. Elect Mr. Lord Rothschild as a Director	Management	For	*

7. Re-appoint Mr. Jacques Nasser as a Director	Management	For	*

8. Re-appoint Mr. Gail Rebuck as a Director	Management	For	*

9. Re-appoint Mr. Arthur Siskind as a Director	Management	For	*

10. Re-appoint Deloitte & Touche LLP as the Auditors	Management	For	*
and authorize the Directors to agree their
remuneration

11. Receive the report on the Directors remuneration	Management	For	*
for the YE 30 JUN 2004

12. Authorize the Company, in accordance with the	Management	For	*
Section 347C of the Companies Act 1985 as amended
the Act , to make donations to political organizations,
as defined in Section 347A of the Act, not
exceeding GBP 100,000 in total and to incur
the EU political expenditure, as defined in
Section 347A of the Act not exceeding GBP 100,000
in total for the relevant period provided that
the authorized sum referred above may be compromised
at on or more amounts in different currencies
which for the purpose of calculating the said
sum shall be converted into pounds sterling
at the exchange rate published in the London
edition of the Financial Times on the day on
which the relevant donation is trade or expenditure
incurred; Authority expires earlier the date
on 31 DEC 2005 or at the conclusion of AGM
of the Company to be held in 2005

13. Authorize the Directors, pursuant and in accordance	Management	For	*
with the Section 80 of the Companies Act 1985
as amended, to allot relevant securities up
to an aggregate nominal amount of GBP 320,000,000
being approximately 33% of the nominal issued
ordinary share capital ; Authority expires
at the conclusion of the next AGM of the Company
; and the Directors may allot relevant securities
after the expiry of this authority in pursuance
of such an offer or agreement made prior to
such expiry

S.14 Authorize the Directors, subject to the passing	Management	For	*
of Resolution 13 and pursuant to Section 95
of the Companies Act 1985, to allot equity
securities Section 94 for cash pursuant to
and during the period of the authority conferred
by Resolution 13, disapplying the statutory
pre-emption rights Section 89(1) , provided
that this power is limited to the allotment
of equity securities: a) in connection with
a rights issue; b) up to an aggregate nominal
amount of GBP 48,500,000 approximately 5%
of the nominal issued ordinary share capital
; and the Directors may allot equity securities
after the expiry of this authority in pursuance
of such an offer or agreement made prior to
such expiry

S.15 Authorize the Company to make market purchases	Management	For	*
Section 163(3) of up to 97,000,000 ordinary
shares of 50 pence each in the capital of the
Company equivalent to nominal value of each
share , at a minimum price of 50 pence and
up to 105% of the average middle market quotations
for such shares derived from the Daily Official
List of the London Stock Exchange, over the
previous 5 business days; Authority expires
on the date which is 12 months from the date
of this resolution ; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly
or partly after such expiry

16. Approve the arrangements, as specified relating	Management	For	*
to the authority to be given to the Company
to make market purchases of ordinary shares
of 50 pence each in its capital, for the purposes
of the dispensation provisions under Rule 9
of the City Code on Takeovers and Mergers in
relation to News UK Nominees Limited and any
persons acting in concert with it

17. Authorize the Directors to extend the British	Management	For	*
Sky Broadcasting Group Executive Share Option
Scheme Executive Share Option Scheme for
a further period from 10 years from the date
of this resolution including making the alteration
in as specified; authorize the Directors to
establish any further schemes for overseas
employees similar to the Executive Share Option
Scheme but modified to take account of local
tax and securities laws but so that all shares
allocated count against the limits set out
in the Executive Share Option Scheme

18. Authorize the Directors to extend the British	Management	For	*
Sky Broadcasting Group Sharesave Scheme Sharesave
Scheme for a further period from 10 years
from the date of this resolution including
making the alteration in as specified; authorize
the Directors to establish any further schemes
for overseas employees similar to the Sharesave
Scheme but modified to take account of local
tax and securities laws but so that all shares
allocated count against the limits set out
in the Sharesave Scheme

CADBURY SCHWEPPES PLC			Agenda Number: 700682265
Security: G17444152			Meeting Type: AGM
Ticker:			Meeting Date: 19-May-2005
ISIN: GB0006107006

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial statements for the 53	Management	For	*
weeks ended 02 JAN 2005 and the reports of
the Directors and Auditors

2. Approve the final dividend of 8.70 pence per	Management	For	*
ordinary share payable on 27 MAY 2005 to the
ordinary shareholders registered at the close
of business on 29 APR 2005

3. Approve the Directors remuneration report contained	Management	For	*
in the report and accounts

4. Re-appoint Mr. Wolfgang Berndt as a Director	Management	For	*
of the Company, who retires by rotation

5. Re-appoint Mr. Bob Stack as a Director of the	Management	For	*
Company, , who retires by rotation

6. Re-appoint Mr. Rosemary Thorne as a Director	Management	For	*
of the Company

7. Re-appoint Mr. Baroness Wilcox as a Director	Management	For	*
of the Company, who retires by rotation

8. Re-appoint Deloitte & Touche LLP as the Auditors	Management	For	*
of the Company to hold office until the conclusion
of the next AGM

9. Authorize the Directors to determine the remuneration	Management	For	*
of the Auditors

10. Authorize the Directors of the Company to allot	Management	For	*
relevant securities as defined Section 80 of
the Companies Act 1985 up to a maximum aggregate
nominal amount of GBP 85.68 million; Authority
expires at the conclusion of the AGM of the
Company next year ; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or
agreement made prior to such expiry

S.11 Authorize the Directors to allot equity securities	Management	For	*
as defined in Section 94(2) of the Companies
Act 1985 for cash pursuant to the authority
conferred by Resolution 10 where such allotment
constitutes an allotment of equity securities
by virtue of Section 94(3A) of the Companies
Act 1985, disapplying the statutory pre-emption
rights Section 89(1) , provided that this
power is limited to the allotment of equity
securities: i) in connection with a rights
issue, open offer or any other pre-emptive
offer in favor of ordinary shareholders; ii)
up to an aggregate nominal amount of GBP 12.98
million; Authority expires at the conclusion
of the next AGM of the Company ; and the Directors
may allot equity securities after the expiry
of this authority in pursuance of such an offer
or agreement made prior to such expiry

S.12 Authorize the Company, in accordance with Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163(3) of the Companies
Act 1985 of its own ordinary shares upon and
subject to the following conditions: i) the
maximum number of such ordinary shares in the
Company has a total nominal value of GBP 25.96
million; ii) the minimum price, exclusive of
expenses, which may be paid for each ordinary
share is an amount equal to the nominal value
of each such ordinary share; iii) the maximum
price, exclusive of expenses, which may be
paid for any such ordinary share is an amount
equal to 105% of the average middle market
quotations for such shares derived from the
London Stock Exchange Daily Official List,
over the previous 5 business days; Authority
expires the earlier of the conclusion of the
next AGM of the Company ; the Company, before
the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry

CADENCE DESIGN SYSTEMS, INC.			Agenda Number: 932305899
Security: 127387108			Meeting Type: Annual
Ticker: CDN			Meeting Date: 11-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
H. RAYMOND BINGHAM	Management	For	For
MICHAEL J. FISTER	Management	For	For
DONALD L. LUCAS	Management	For	For
A. S. VINCENTELLI	Management	For	For
GEORGE M. SCALISE	Management	For	For
JOHN B. SHOVEN	Management	For	For
ROGER S. SIBONI	Management	For	For
LIP-BU TAN	Management	For	For

02 APPROVAL OF AMENDMENT TO THE CADENCE DESIGN	Management	For	For
SYSTEMS, INC. 1995 DIRECTORS STOCK OPTION PLAN.

03 RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT	Management	For	For
AUDITORS OF CADENCE FOR ITS FISCAL YEAR ENDING
DECEMBER 31, 2005.

CHEUNG KONG (HOLDINGS) LTD			Agenda Number: 700720306
Security: Y13213106			Meeting Type: AGM
Ticker:			Meeting Date: 19-May-2005
ISIN: HK0001000014

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 232094 DUE TO A CHANGE IN THE AGENDA. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

1. Receive the audited financial statements and	Management	For	*
the reports of the Directors and Auditors for
the YE 31 DEC 2004

2. Declare a final dividend	Management	For	*

3.1 Elect Mr. Li Ka-Shing as a Director	Management	For	*

3.2 Elect Mr. Li Tzar Kuoi, Victor as a Director	Management	For	*

3.3 Elect Ms. Pau Yee Wan, Ezra as a Director	Management	For	*

3.4 Elect Ms. Woo Chia Ching, Grace as a Director	Management	For	*

3.5 Elect Mr. Leung Siu Hon as a Director	Management	For	*

3.6 Elect Mr. Simon Murray as a Director	Management	For	*

3.7 Elect Mr. Chow Nin Mow, Albert as a Director	Management	For	*

3.8 Elect Mr. Kwan Chiu Yin, Robert as a Director	Management	For	*

3.9 Elect Mr. Cheong Ying Chew, Henry as a Director	Management	For	*

4. Appoint Messrs. Deloitte Touche Tohmatsu as	Management	For	*
the Auditors and authorise the Directors to
fix their remuneration

5.1 Authorize the Directors, to issue and dispose	Management	Against *	Against *
the additional shares not exceeding 20% of
the existing issued share capital of the Company
at the date of this resolution until the next
AGM relevant period , such mandate to include
the granting of offers or options including
bonds and debentures convertible into shares
of the Company which might be exercisable
or convertible during or after the relevant
period

5.2 Authorize the Directors, during the relevant	Management	For	*
period as specified of all the powers of
the Company, to repurchase shares of HKD 0.50
each in. the capital of the Company in accordance
with all applicable laws and the requirements
of the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited
or of any other stock exchange as amended from
time to time; the aggregate nominal amount
of shares of the Company to be repurchased
by the Company pursuant to the approval as
specified shall not exceed 10% of the aggregate
nominal amount of the share capital of the
Company in issue at the date of this resolution,
and the said approval shall be limited accordingly;
Authority expires the earlier of the conclusion
of the next AGM of the Company or the expiration
of the period within which the next AGM of
the Company is required by law to be held

5.3 Authorize the Directors to issue and dispose	Management	For	*
of additional shares pursuant to Resolution
No. 5.1 as specified be hereby extended by
the addition thereto of an amount representing
the aggregate nominal amount of the share capital
of the Company repurchased by the Company under
the authority granted pursuant to Resolution
No. 5.2 as specified, provided that such amount
shall not exceed 10% of the aggregate nominal
amount of the issued share capital of the Company
at the date of the said resolution

CHINA MOBILE (HONG KONG) LIMITED			Agenda Number: 932314278
Security: 16941M109			Meeting Type: Annual
Ticker: CHL			Meeting Date: 12-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS	Management	For	For
AND THE REPORTS OF THE DIRECTORS AND OF THE
AUDITORS.

02 TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED	Management	For	For
31 DECEMBER 2004.

03A TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.	Management	For	For

03B TO RE-ELECT ZHANG CHENSHUANG AS A DIRECTOR.	Management	For	For

03C TO RE-ELECT LI MOFANG AS A DIRECTOR.	Management	For	For

03D TO RE-ELECT JULIAN MICHAEL HORN-SMITH AS A DIRECTOR.	Management	For	For

03E TO RE-ELECT LI YUE AS A DIRECTOR.	Management	For	For

03F TO RE-ELECT HE NING AS A DIRECTOR.	Management	For	For

03G TO RE-ELECT FRANK WONG KWONG SHING AS A DIRECTOR.	Management	For	For

04 TO RE-APPOINT MESSRS KPMG AS AUDITORS AND TO	Management	For	For
AUTHORISE THE DIRECTORS TO FIX THEIR REMUNERATION.

05 TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING	Management	For	For
10% OF THE AGGREGATE NOMINAL AMOUNT OF THE
EXISTING ISSUED SHARE CAPITAL.

06 TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES	Management	Against	Against
IN THE COMPANY NOT EXCEEDING 20% OF THE EXISTING
ISSUED SHARE CAPITAL.

07 TO EXTEND THE GENERAL MANDATE GRANTED TO THE	Management	For	For
DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES
BY THE NUMBER OF SHARES REPURCHASED.

CHUNGHWA TELECOM CO., LTD.			Agenda Number: 932360871
Security: 17133Q205			Meeting Type: Annual
Ticker: CHT			Meeting Date: 21-Jun-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A1 THE COMPANY S OPERATION REPORTS FOR 2004	Management	For	For

A2 THE SUPERVISORS AUDIT REPORTS ON THE COMPANY	Management	For	For
S FINANCIAL STATEMENTS FOR 2004

A3 THE COMPANY S FINANCIAL STATEMENTS FOR 2003	Management	For	For
APPROVED BY THE MINISTRY OF AUDIT OF THE REPUBLIC
OF CHINA

A4 THE COMPANY S PROCUREMENT OF LIABILITY INSURANCE	Management	For	For
FOR ITS DIRECTORS AND SUPERVISORS

A5 THE COMPANY S ENACTMENT OF CODE OF ETHICS	Management	For	For

B1 THE COMPANY S FINANCIAL STATEMENTS FOR 2004	Management	For	For

B2 THE COMPANY S DISTRIBUTION OF EARNINGS FOR 2004	Management	For	For

C1 THE DISBURSEMENT OF REMUNERATION TO THE COMPANY	Management	For	For
S DIRECTORS AND SUPERVISORS

D EXTRAORDINARY MOTIONS	Management	Against	Against

CIGNA CORPORATION			Agenda Number: 932270111
Security: 125509109			Meeting Type: Annual
Ticker: CI			Meeting Date: 27-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
PETER N. LARSON	Management	For	For
CAROL COX WAIT	Management	For	For
WILLIAM D. ZOLLARS	Management	For	For
MARILYN WARE	Management	For	For

02 RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS	Management	For	For
LLP AS INDEPENDENT AUDITORS.

03 APPROVAL OF CIGNA LONG-TERM INCENTIVE PLAN.	Management	For	For

COMPANHIA VALE DO RIO DOCE			Agenda Number: 932212222
Security: 204412100			Meeting Type: Special
Ticker: RIOPR			Meeting Date: 18-Aug-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

I DELIBERATION OF THE PROPOSAL FOR A FORWARD SPLIT	Management	For	For
OF SHARES ISSUED BY THE COMPANY, SO THAT EACH
COMMON OR PREFERRED SHARE ISSUED BY THE COMPANY
WILL BE REPRESENTED BY THREE SHARES OF THE
SAME TYPE AND CLASS, AND THE CONSEQUENT ALTERATIONS
OF ARTICLES 5 AND 6 OF THE COMPANY BYLAWS.

II ELECTION, BY HOLDERS OF PREFERRED CLASS A	Management	For	For
SHARES, OF ONE MEMBER AND HIS ALTERNATE FOR
THE COMPANY S FISCAL COUNCIL, DUE TO THE RESIGNATION
OF THE FISCAL COUNCIL MEMBERS ELECTED BY THIS
CLASS OF SHARES, AS WELL AS THE ELECTION BY
THE COMMON SHAREHOLDERS OF ONE ALTERNATE MEMBER,
DUE TO THE RESIGNATION OF ONE ALTERNATE MEMBER
ELECTED BY THE COMMON SHAREHOLDERS.

III RECTIFICATION OF THE TOTAL ANNUAL COMPENSATION	Management	For	For
OF THE MEMBERS OF THE COMPANY S MANAGEMENT
FIXED BY THE ORDINARY GENERAL SHAREHOLDERS
MEETING HELD ON APRIL 28, 2004.

COMPANHIA VALE DO RIO DOCE			Agenda Number: 932313098
Security: 204412100			Meeting Type: Annual
Ticker: RIOPR			Meeting Date: 27-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

OA APPRECIATION OF THE MANAGEMENT S REPORT AND	Management	No vote
ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
31, 2004.

OB PROPOSAL FOR THE DESTINATION OF THE PROFITS	Management	No vote
OF THE SAID FISCAL YEAR AND APPROVAL OF THE
INVESTMENT BUDGET OF THE COMPANY.

OC ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.	Management	No vote

OD ELECTION OF THE MEMBERS OF THE FISCAL COUNCIL.	Management	No vote

OE ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR	Management	No vote
MANAGEMENT AND FISCAL COUNCIL MEMBERS.

EA PROPOSAL FOR THE INCREASE OF CAPITAL, VIA CAPITALIZATION	Management	No vote
OF RESERVES, WITHOUT ISSUE OF SHARES, AND WITH
THE CONSEQUENT ALTERATION OF THE MAIN SECTION
OF ARTICLE 5 OF THE COMPANY BYLAWS.

EB NEW VERSION OF CVRD S DIVIDEND POLICY.	Management	No vote

COMPASS GROUP PLC			Agenda Number: 700631648
Security: G23296182			Meeting Type: AGM
Ticker:			Meeting Date: 14-Feb-2005
ISIN: GB0005331532

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and adopt the financial statements of	Management	For	*
the Company for the FYE 30 SEP 2004 and the
reports of the Directors and the Auditors thereon

2. Approve the Remuneration Committee s report	Management	For	*
for the FYE 30 SEP 2004

3. Declare a final dividend of 6.2 pence per share	Management	For	*
on the Company s ordinary shares for the FYE
38260

4. Elect Mr. Steve Lucas as a Director	Management	For	*

5. Elect Mr. Andrew Martin as a Director	Management	For	*

6. Re-elect Mr. Peter Cawdron as a Director	Management	For	*

7. Re-elect Mr. Alain Dupuis as a Director	Management	For	*

8. Re-elect Mr. Val Gooding as a Director	Management	For	*

9. Re-appoint Deloitte & Touche LLP as the Auditors	Management	For	*
of the Company

10. Authorize the Directors to determine the Auditors	Management	For	*
remuneration

11. Approve the rules of Compass Group PLC Share	Management	For	*
Bonus Matching Plan the Matching Plan and
authorize the Directors to take all actions
which they consider necessary or expedient
in connection with the implementation of the
Matching Plan

12. Authorize the Company and its subsidiaries to	Management	For	*
make donations to EU political organizations
and incur EU political expenditure provided
that any such donations and expenditure made
by the Company together with those made by
an subsidiary Company shall not exceed in aggregate
GBP 125,000; Authority expires at the conclusion
of next AGM of the Company

13. Approve, pursuant to Section 121(2)(e) of the	Management	For	*
Companies Act 1985 and Article 41(d) of the
Company s Articles of Association, the reduction
of the authorized share capital of the Company
from GBP 300,050,998 to GBP 300,001,000 divided
into 3,000,010,000 ordinary shares of 10 pence
each by canceling each authorized but unissued
non-voting redeemable preference share of GBP
1 in the capital of the Company

S.14 Adopt the new Articles of Association of the	Management	For	*
Company

S.15 Authorize the Directors, pursuant to Section	Management	For	*
95 of the Companies Act 1985, to allot equity
securities Section 94(2) and Section 94(3A)
of the Act for cash pursuant to the authority
conferred by Resolution 7 passed at the AGM
of the Company held on 15 FEB 2002, disapplying
the statutory pre-emption rights Section 89(1)
, provided that this power is limited to the
allotment of equity securities a) in connection
with a issue to holders of ordinary shares;
and b) up to an aggregate nominal amount of
GBP 10.7 million consisting of 107 million
ordinary shares of 10 pence each in the capital
of the Company; Authority expires the earlier
of the conclusion of the next AGM or 13 MAY
2006 ; and, authorize the Directors to allot
equity securities after the expiry of this
authority in pursuance of such an offer or
agreement made prior to such expiry

S.16 Authorize the Directors, pursuant to Article	Management	For	*
45 of the Company s Articles of Association
and in accordance with Section 166 of the Companies
Act 1985, to make market purchases Section
163 of the Act of up to 215,540,302 ordinary
shares representing 10% of the Company s issued
ordinary share capital of 10 pence each in
the capital of the Company, at a minimum price
of 10 pence and up to 105% of the average middle
market quotations for such shares derived from
the London Stock Exchange Daily Official List,
over the previous 5 business days; Authority
expires the earlier of the conclusion of the
next AGM of the Company or 13 AUG 2006 ; the
Company, before the expiry, may make a contract
to purchase ordinary shares which will or may
be executed wholly or partly after such expiry

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

DBS GROUP HOLDINGS LTD			Agenda Number: 700689409
Security: Y20246107			Meeting Type: AGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: SG1L01001701

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the Directors report and audited accounts	Management	For	*
for the YE 31 DEC 2004 and the Auditors report
thereon

2.A Declare a final dividend of 22 cents per ordinary	Management	For	*
share, less income tax, for the YE 31 DEC 2004

2.B Declare a final dividend of 12 cents per non-voting	Management	For	*
convertible preference share, less income tax,
for the YE 31 DEC 2004

2.C Declare a final dividend of 12 cents per non-voting	Management	For	*
redeemable convertible preference share, less
income tax, for the YE 31 DEC 2004

3. Approve to sanction the amount of SGD 976,689	Management	For	*
as the Directors fees for 2004

4. Appoint Messrs. Ernst & Young as the Auditors	Management	For	*
of the Company and authorize the Directors
to fix their remuneration

5.A.1 Acknowledge the retirement of Mr. Jackson Tai,	Management	Abstain *	Abstain *
Mr. Bernard Chen, Mr. Fock Siew Wah, Ms. Gail
D. Fosier, Mr. C.Y. Leung, Mr. Peter Ong and
Mr. John Ross as the Directors and that Mr.
Bernard Chen, Mr. Fock Siew Wah and Ms. Gail
D. Fosler are not offering themselves for re-election

5A2.1 Re-elect Mr. Jackson Tai as a Director, who	Management	For	*
retires under Article 96 of the Company s Articles
of Association

5A2.2 Re-elect Mr. CY Leung as a Director, who retires	Management	For	*
under Article 96 of the Company s Articles
of Association

5A2.3 Re-elect Mr. Peter Ong as a Director, who retires	Management	For	*
under Article 96 of the Company s Articles
of Association

5A2.4 Re-elect Mr. John Ross as a Director, who retires	Management	For	*
under Article 96 of the Company s Articles
of Association

5.B.1 Re-elect Mr. Ang Kong Hua as a Director, who	Management	For	*
retires under Article 101 of the Company s
Articles of Association

5.B.2 Re-elect Mr. Goh Geok Ling as a Director, who	Management	For	*
retires under Article 101 of the Company s
Articles of Association

5.B.3 Re-elect Mr. Wong Ngit Liong as a Director,	Management	For	*
who retires under Article 101 of the Company
s Articles of Association

5.C Acknowledge the retirement of Mr. Thean Lip	Management	Abstain *	Abstain *
Ping as a Director under Section 153(6) of
the Companies Act, Chapter 5

6.A Authorize the Board of Directors of the Company	Management	Against *	Against *
to offer and grant options in accordance with
the provisions of the DBSH Share Option Plan
and to allot and issue from time to time such
number of ordinary shares of SGD 1.00 each
in the capital of the Company DBSH ordinary
shares as may be required to be issued pursuant
to the exercise of the options under the DBSH
Share Option Plan provided that the aggregate
number of new DBSH ordinary shares to be issued
pursuant to the DBSH Share Option Plan and
the DBSH Performance Share Plan shall not exceed
7.5% of the issued share capital of the Company
from time to time

6.B Authorize the Board of Directors of the Company	Management	Against *	Against *
to offer and grant awards in accordance with
the provisions of the DBSH Performance Share
Plan and to allot and issue from time to time
such number of DBSH ordinary shares as may
be required to be issued pursuant to the vesting
of awards under the DBSH Performance Share
Plan, provided that the aggregate number of
new DBSH ordinary shares to be issued pursuant
to the DBSH Performance Share Plan and the
DBSH Share Option Plan shall not exceed 7.5%
of the issued share capital of the Company
from time to time

6.C Authorize the Directors of the Company to: a)	Management	For	*
i) issue shares in the capital of the Company
shares whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options collectively, Instruments
that might or would require shares to be issued,
including but not limited to the creation and
issue of as well as adjustments to warrants,
debentures or other instruments convertible
into shares; at any time and upon such terms
and conditions and for such purposes and to
such persons as the Directors may in their
absolute discretion deem fit; and b) issue
shares in pursuance of any Instrument made
or granted by the Directors while this resolution
was in force, provided that: 1) the aggregate
number of shares to be issued pursuant to this
resolution including shares to be issued in
pursuance of Instruments made or granted pursuant
to this resolution does not exceed 50% of
the issued share capital of the Company as
calculated in accordance with Paragraph 2)
, of which the aggregate number of shares to
be issued other than on a pro rata basis to
shareholders of the Company including shares
to be issued in pursuance of Instruments made
or granted pursuant to this resolution does
not exceed 20% of the issued share capital
of the Company as calculated in accordance
with Paragraph 2) ; 2) subject to such manner
of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited
SGX-ST for the purpose of determining the
aggregate number of shares that may be issued
under Paragraph 1), the percentage of issued
share capital shall be based on the issued
share capital of the Company at the time this
resolution is passed, after adjusting for:
i) new shares arising from the conversion or
exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this
resolution is passed; and ii) any subsequent
consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST
for the time being in force unless such compliance
has been waived by the SGX-ST and the Articles
of Association for the time being of the Company;
Authority expires at the earlier of the conclusion
of the next AGM of the Company or the date
by which the next AGM of the Company is required
by law

DBS GROUP HOLDINGS LTD			Agenda Number: 700689411
Security: Y20246107			Meeting Type: EGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: SG1L01001701

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Authorize the Directors of DBSH, for the purposes	Management	For	*
of Sections 76C and 76E of the Companies Act,
Chapter 50 the Companies Act , to purchase
or otherwise acquire issued ordinary shares
of SGD 1.00 each fully paid in the capital
of DBSH Ordinary Shares not exceeding in
aggregate the Maximum Percentage as specified
, at such price or prices as may be determined
by the Directors from time to time up to the
Maximum Price as specified , whether by way
of: i) market purchase s on the Singapore
Exchange Securities Trading Limited SGX-ST
transacted through the Central Limit Order
Book trading system and/or any other securities
exchange on which the ordinary shares may for
the time being be listed and quoted Other
Exchange ; and/or ii) off-market purchase
s if effected otherwise than on the SGX-ST
or, as the case may be, other exchange in
accordance with any equal access scheme s
as may be determined or formulated by the Directors
as they consider fit, which scheme s shall
satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance
with all other laws and regulations and rules
of the SGX-ST or, as the case may be, other
exchange as may for the time being be applicable
(the Share Purchase Mandate ; Authority
expires earlier at the conclusion of the next
AGM of DBSH or to be held by law ; and authorize
the Directors of the Company and/or any of
them to complete and do all such acts and things
including executing such documents as may
be required as they and/or he may consider
expedient or necessary to give effect to the
transactions contemplated and/or authorized
by this resolution

DEUTSCHE POST AG, BONN			Agenda Number: 700682152
Security: D19225107			Meeting Type: OGM
Ticker:			Meeting Date: 18-May-2005
ISIN: DE0005552004

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial statements and annual	Management	Abstain *	Abstain *
report for the FY 2004 with the reusses, der
Lageberichte fuer die Gesellschaft und den
Konzern sowie des Berichnual report

2. Approve the appropriation of the distributable	Management	For	*
profit of EUR 1,300,702,582.54 as follows:
Payment of a dividend of EUR 0.50 per no-par
share EUR 744,302,582.54 shall be allocated
to the other revenue reserves ex-dividend and
payable date: 19 MAY 2005

3. Entlastung der Mitglieder des Vorstands	Management	For	*

4. Entlastung der Mitglieder des Aufsichtsrats	Management	For	*

5. Bestellung des Abschlusspruefers fuer das Geschaeftsjahr	Management	For	*
2005 f as the Auditors for
the FY 2005

6. Ermaechtigung zum Erwerb eigener Aktien gem.	Management	For	*
Paragraph 71 Abs. 1 Nr. 8 AktG at a price
differing neither more than 10% from the market
price of the shares if they are acquired through
the stock exchange, nor more than 20%; if they
are acquired by way of a repurchase offer,
on or before 31 OCT 2006; authorize the Board
of Managing Directors to retire the shares,
to use the shares in connection with mergers
and acquisitions, to dispose of the shares
in a manner other than the stock exchange or
an offer to all shareholders if the shares
are sold against payment in cash at a price
not materially below their market price, and
to use the shares within the scope of the Company
s Executive Stock Option Plans 2000 and 2003

7. Schaffung eines neuen Genehmigten Kapitals 2005	Management	Against *	Against *
unter Aufhebung des bestehende authorized capital,
and the corresponding amendment to the Article
of Association; the existing authorization
of 13 OCT 2000, to create authorized capital,
Shall be revoked; authorize the Board of Managing
Directors, with the consent of the Supervisory
Board, to increase the Company s share capital
by up to EUR 250,000,000 through the issue
of up to 250,000,000 registered shares against
payment in kind, on or before 17 MAY 2010
authorized capital 2005

8.1 Elect Mr. Gerd Ehlers to the Supervisory Board	Management	For	*

8.2 Elect Mr. Roland Oetker to the Supervisory Board	Management	For	*

8.3 Elect Mr. Hans W. Reich to the Supervisory Board	Management	For	*

8.4 Elect Mr. Dr. Juergen Weber to the Supervisory	Management	For	*
Board

PLEASE BE ADVISED THAT DEUTSCHE POST AG SHARES	Non-Voting	No vote
ARE ISSUED IN REGISTERED FORMGEBEN WERDEN UND
SOMIT NICHT GESPERRT WERDEN MUESSEN, DAMIT
SIE ABSTIMMEN KOENANK YOU

GEGENANTRAEGE SIND JETZT FUER DIESE HAUPTVERSAMMLUNG	Non-Voting	No vote
VORHANDEN. EINEN LINK ZU ROPOSAL INFORMATION
IS AVAILABLE IN THE MATERIAL URL SECTION OF
THE APPLICATIORAEGE ABSTIMMEN MOECHTEN, FORDERN
SIE BITTE EINE EINTRITTSKARTE AN UND STIMMEND
AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF			Agenda Number: 700661184
Security: D24909109			Meeting Type: OGM
Ticker:			Meeting Date: 27-Apr-2005
ISIN: DE0007614406

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial statements and annual	Management	No vote
report for the 2004 FY with the report of the
Supervisory Board, the Group financial statements
and the Group anm Bericht des Aufsichtsrats
sowie Vorlage des gebilligten Konzernabschlusses

2. Verwendung des Bilanzgewinns aus dem Geschaeftsjahr	Management	No vote
2004 as follows: payment
of a dividend of EUR 2.35 per no-par share
ex-dividend and payable date: 28 APR 2005

3. Entlastung des Vorstands fuer das Geschaeftsjahr	Management	No vote
2004

4. Entlastung des Aufsichtsrats fuer das Geschaeftsjahr	Management	No vote
2004

5. Aufhebung der bestehenden Genehmigten Kapitale	Management	No vote
und Schaffung eines neuen Geneh Board, to increase
the Company s share capital by up to EUR 540,000,000
through the issue of new bearer no-par shares
against payment in cash and/or kind, on or
before 27 APR 2010; shareholders shall be
granted subscription rights for a capital increase
against payment in cash; shareholders subscription
rights may be excluded for residual amounts,
for the granting of such rights to bond holders,
for a capital increase of up to 10% of the
share capital if the new shares are issued
at a price not materially below their market
price, and for the issue of shares to employees
of the Company and its affiliates, or against
payment in kind; and amend the corresponding
Articles of Association

6. Ermaechtigung zum Erwerb und zur Verwendung	Management	No vote
eigener Aktien up to 10%
of its share capital, on or before 27 OCT 2006;
the shares may be acquired through the stock
exchange at a price neither more than 10% above
nor more than 20% below the market price of
the shares, by way of a public repurchase offer
to all shareholders or by means of a public
offer for the exchange of liquid shares which
are admitted to trading on an organized market
at a price not differing more than 20% from
the market price of the shares, and by using
derivatives in the form of call or put options
if the exercise price is neither more than
10% above nor more than 20% below the market
price of the shares; to dispose of the shares
in a manner other than the stock exchange or
a rights offering if the shares are sold at
a price not materially below their market price,
used for acquisition purposes or for satisfying
existing option and conversion rights, or issued
to the Company s and its affiliates employees;
the shares may also be retired

7. Approve the Control and Profit Transfer Agreement	Management	No vote
with the Company s wholly-owschaft und der
E.ON Finanzanlagen GmbH
t least 31 DEC 2010

8. Aenderung der Satzung zur Verguetung des Aufsichtsrats	Management	No vote
eive a fixed annual
remuneration of EUR 55,000, a variable remuneration
of EUR 115 for every EUR 0.01 of the dividend
payment per share in excess of EUR 0.10, and
an additional variable remuneration of EUR
70 for every EUR 0.01 of the earnings per share
in excess of EUR 2.30; and amend the corresponding
Articles of Association

9. Aenderungen der Satzung im Hinblick auf die	Management	No vote
Bedingungen zur Teilnahme an der Hgrity and
the modernization of the right to set aside
resolutions of shareholders meetings UMAG
, as follows: Section 15, regarding shareholders
meetings being convened no later than 30 days
prior to the day by which shareholders are
required to register to attend the shareholders
meeting; Section 18, regarding shareholders
intending to attend the shareholders meeting
being obliged to register at least 7 days prior
to the shareholders meeting and to provide
a proof in German or English of their entitlement
to attend the shareholders meeting or to exercise
their voting rights

10. Wahl des Abschlusspruefers fuer das Geschaeftsjahr	Management	No vote
2005

DIES IST EINE JAHRESHAUPTVERSAMMLUNG	Non-Voting	No vote

GEGENANTRAEGE SIND JETZT FUER DIESE HAUPTVERSAMMLUNG	Non-Voting	No vote
VORHANDEN. EINEN LINK ZU GEGENANTRAEGEN FINDEN
SIE IN DER MATERIALLINKSAMMLUNG. WENN SIE UEBER
GEGENANTN. IF YOU WISH TO ACT ON THESE ITEMS,
YOU WILL NEED TO REQUEST A MEETING ATTEN AUF
DER HAUPTVERSAMMLUNG FUER IHRE AKTIEN AB.

EAST JAPAN RAILWAY CO			Agenda Number: 700739153
Security: J1257M109			Meeting Type: AGM
Ticker:			Meeting Date: 23-Jun-2005
ISIN: JP3783600004

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 3000, Final
JY 3500, Special JY 0

2.1 Elect Director	Management	For	*

2.2 Elect Director	Management	For	*

2.3 Elect Director	Management	For	*

3.1 Appoint Internal Statutory Auditor	Management	For	*

3.2 Appoint Internal Statutory Auditor	Management	Against *	Against *

ELECTRONIC DATA SYSTEMS CORPORATION			Agenda Number: 932298929
Security: 285661104			Meeting Type: Annual
Ticker: EDS			Meeting Date: 22-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
W. ROY DUNBAR	Management	For	For
MICHAEL H. JORDAN	Management	For	For

02 RATIFICATION OF APPOINTMENT OF AUDITORS.	Management	For	For

03 BOARD OF DIRECTORS PROPOSAL TO REPEAL CLASSIFIED	Management	For	For
BOARD AND PROVIDE FOR ANNUAL DIRECTOR ELECTIONS
COMMENCING IN 2006.

04 BOARD OF DIRECTORS PROPOSAL TO ELIMINATE SUPER	Management	For	For
MAJORITY VOTING REQUIREMENTS.

ENI SPA, ROMA			Agenda Number: 700704186
Security: T3643A145			Meeting Type: AGM
Ticker:			Meeting Date: 26-May-2005
ISIN: IT0003132476

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID: 213014 DUE TO ADDITION OF RESOLUTIONS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM THERE WILL BE A SECOND CALL ON
27 MAY 2005. YOUR VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
MET OR THE MEETING IS CANCELLED. THANK YOU

1. Approve the financial statement as of 31 DEC	Management	No vote
2004 of Eni Spa, the consolidated financial
statement as of 31 DEC 2004, the reports of
the Board of Directors, of the Board of Auditors
and of the External Auditors

2. Approve the allocation of earnings	Management	No vote

3. Grant authority to buy back own shares	Management	No vote

4. Approve the disposal of own shares in service	Management	No vote
of a Stock Option Plan to the Managers of the
Group

5. Approve the number of the Members of the Board	Management	No vote
of Directors

6. Approve to establish the duration of the Board	Management	No vote
of Directors

7. Appoint Mr. Alberto Clo, Mr. Renzo Costi and	Management	No vote
Mr. Marco Reboa presented by Fineco Asset Management
Spa Sgr, Arca Sgr Spa, Aureo Gestioni Sgr Spa,
BNL Gestioni Sgr Spa, DWS Investments Italy
Sgr Spa, Ersel Asset Management Sgr Spa, RAS
Asset Management Sgr Spa, Hermes Administration
Services Limited, Mediolanum International
Funds Limited, Mediolanum Gestione Fondi Sgr
Spa, Monte Paschi Asset Management Sgr Spa,
Nextra Investment Management Sgr Spa, Pioneer
Asset Management SA, Pioneer Investment Management
Sgr Spa, Aletti Gestielle Sgr Spa, San Paolo
Imi Asset Management Sgr Spa, holding more
than 1% of stock capital and appoint Mr.Roberto
Poli Chairman , Mr. Dario Fruscio, Mr. Marco
Pinto, Mario Resca, Mr. Paolo Scaroni, Mr.
Pierluigi Scibetta presented by Ministry of
Finance, holding 20,31% of stock capital as
a Directors

8. Appoint the Chairman of the Board of Directors	Management	No vote

9. Approve the rewards for the Chairman of Board	Management	No vote
of Directors

10. Appoint Mr. Giorgio Silva, Mr. Riccardo Perotta	Management	No vote
and Mr. Massimo Gentile Alternative Auditor
presented by Candidates presented by Fineco
Asset Management Spa Sgr, Arca Sgr Spa, Aureo
Gestioni Sgr Spa, BNL Gestioni Sgr Spa, DWS
Investments Italy Sgr Spa, Ersel Asset Management
Sgr Spa, RAS Asset Management Sgr Spa, Hermes
Administration Services Limited, Mediolanum
International Funds Limited, Mediolanum Gestione
Fondi Sgr Spa, Monte Paschi Asset Management
Sgr Spa, Nextra Investment Management Sgr Spa,
Pioneer Asset Management SA, Pioneer Investment
Management Sgr Spa, Aletti Gestielle Sgr Spa,
San Paolo Imi Asset Management Sgr Spa, holding
more than 1% of stock capital and appoint Mr.
Paolo Colombo Chairman , Mr. Filippo Duodo,
Mr. Edoardo Grisolia and Mr. Francesco Bilotti
Alternative Auditor presented by the Ministry
of Finance, holding 20,31% of stock capital
as the Internal Auditors

11. Appoint the Chairman of Board of Auditors	Management	No vote

12. Approve the rewards for the Chairman of Board	Management	No vote
of Auditors and the Statutory Auditors

GLAXOSMITHKLINE PLC			Agenda Number: 700678951
Security: G3910J112			Meeting Type: AGM
Ticker:			Meeting Date: 25-May-2005
ISIN: GB0009252882

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and adopt the Directors report and	Management	For	*
the financial statements for the YE 31 DEC
2004

2. Approve the remuneration report for the YE 31	Management	For	*
38322

3. Elect Sir Christopher Gent as a Director of	Management	For	*
the Company

4. Elect Sir Deryck Maughan as a Director of the	Management	For	*
Company

5. Elect Mr. Julian Heslop as a Director of the	Management	For	*
Company

6. Re-elect Dr. Jean-Pierre Garnier as a Director	Management	For	*
of the Company

7. Re-elect Sir Ian Prosser as a Director of the	Management	For	*
Company

8. Re-elect Dr. Ronaldo Schmitz as a Director of	Management	For	*
the Company

9. Re-elect Dr. Lucy Shapiro as a Director of the	Management	For	*
Company

10. Authorize the Audit Committee to re-appoint	Management	For	*
PricewaterhouseCoopers LLP as a Auditors to
the Company to hold office from the conclusion
of the meeting to the conclusion of the next
meeting at which accounts are laid before the
Company

11. Authorize the Audit Committee to determine the	Management	For	*
remuneration of the Auditors

12. Authorize the Company, in accordance with 347C	Management	For	*
of the Companies Act 1985, to make donations
to EU political organization and to incur EU
political expenditure up to a maximum aggregate
amount of GBP 50,000; Authority expires earlier
the conclusion of the next AGM in 2006 or 24
39022

S.13 Authorize the Directors, for the purposes of	Management	For	*
Article 12 of the Company s Articles of Association
and pursuant to Section 95 of the Companies
Act 1985, to allot equity securities Section
94 of the Act for cash pursuant to the authority
conferred by Resolution 20 passed at the AGM
held on 21 MAY 2001, disapplying the statutory
pre-emption rights Section 89(1) , provided
that this power is limited to the allotment
of equity securities: a) in connection with
a rights issue as defined in Article 12.5
of the Company s Articles of Association provided
that an offer of equity securities pursuant
to any such rights issue need not be open to
any shareholder holding ordinary shares as
treasury shares; and b) up to an aggregate
nominal amount of GBP 73,301,955; Authority
expires the earlier of the conclusion of the
next AGM of the Company in 2006 or on 24 NOV
2006 ; and the Directors to allot equity securities
after the expiry of this authority in pursuance
of such an offer or agreement made prior to
such expiry

S.14 Authorize the Company, for the purpose of Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163 of the Act of up to
586,415,642 ordinary shares of 25p each, at
a minimum price of 25p and up to 105% of the
average middle market quotations for such shares
derived from the London Stock Exchange Daily
Official List, over the previous 5 business
days; Authority expires the earlier of the
conclusion of the next AGM of the Company held
in 2006 or on 24 NOV 2006 ; the Company, before
the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry

S.15 Amend Article 48A of the Articles of Association	Management	For	*

S.16 Amend the Article 154.2 of the Articles of Association	Management	For	*

S.17 Amend the Article 81 of the Article of Association	Management	For	*

HITACHI LTD			Agenda Number: 700733884
Security: J20454112			Meeting Type: AGM
Ticker:			Meeting Date: 24-Jun-2005
ISIN: JP3788600009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Amend the Articles of Incorporation	Management	For	*

2.1 Elect a Director	Management	For	*

2.2 Elect a Director	Management	For	*

2.3 Elect a Director	Management	For	*

2.4 Elect a Director	Management	For	*

2.5 Elect a Director	Management	For	*

2.6 Elect a Director	Management	For	*

2.7 Elect a Director	Management	For	*

2.8 Elect a Director	Management	For	*

2.9 Elect a Director	Management	For	*

2.10 Elect a Director	Management	For	*

2.11 Elect a Director	Management	For	*

2.12 Elect a Director	Management	For	*

2.13 Elect a Director	Management	For	*

2.14 Elect a Director	Management	For	*

3. Approve the issuance of Share Acquisition Rights	Management	For	*
for the purpose of granting Stock Options

HSBC HOLDINGS PLC			Agenda Number: 700681530
Security: G4634U169			Meeting Type: AGM
Ticker:			Meeting Date: 27-May-2005
ISIN: GB0005405286

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and consider the annual accounts and	Management	For	*
the reports of the Directors and the Auditors
for the YE 31 DEC 2004

2.a Re-elect Sir John Bond as a Director	Management	For	*

2.b Re-elect Mr. Mr. R.K.F. Chlien as a Director	Management	For	*

2.c Re-elect Mr. J.D. Coombe as a Director	Management	For	*

2.d Re-elect The Baroness Dunn as a Director	Management	For	*

2.e Re-elect Mr. D.J. Flint as a Director	Management	For	*

2.f Re-elect Mr. J.W.J. Hughes-Hallett as a Director	Management	For	*

2.g Re-elect Sir Brian Moffat as a Director	Management	For	*

2.h Re-elect S.W. Newton as a Director	Management	For	*

2.i Re-elect Mr. H. Sohmen as a Director	Management	For	*

3. Re-appoint KPMG Audit Plc as the Auditor at	Management	For	*
remuneration to be determined by the Group
Audit Committee

4. Approve the Directors remuneration report for	Management	For	*
the YE 31 DEC 2004

5. Authorize the Directors to allot shares	Management	For	*

S.6 Approve to disapply pre-emption rights	Management	For	*

7. Authorize the Company to purchase its own ordinary	Management	For	*
shares

8. Amend the HSBC Holdings Savings-Related Share	Management	For	*
Option Plan

9. Amend the HSBC Holdings Savings-Related Share	Management	For	*
Option Plan: International

10. Approve the HSBC US Employee Stock Plan US	Management	For	*
Sub-Plan

11. Approve the HSBC Share Plan	Management	For	*

S.12 Amend the Articles of Association	Management	For	*

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE	Non-Voting	No vote
IN THE CUT-OFF DATE. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

HUTCHISON WHAMPOA LTD			Agenda Number: 700704819
Security: Y38024108			Meeting Type: AGM
Ticker:			Meeting Date: 19-May-2005
ISIN: HK0013000119

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and approve the statement of audited	Management	For	*
accounts and the reports of the Directors and
the Auditors for the YE 31 DEC 2004

2. Declare a final dividend	Management	For	*

3.1 Elect Mr. Li Tzar Kuoi, Victor as a Director	Management	For	*

3.2 Elect Mr. Kin-Ning, Canning as a Director	Management	For	*

3.3 Elect Mr. Kam Hing Lam as a Director	Management	For	*

3.4 Elect Mr. Holger Kluge as a Director	Management	For	*

3.5 Elect Mr. Wong Chung Hin as a Director	Management	For	*

4. Appoint the Auditors and authorize the Directors	Management	For	*
to fix their remuneration

5.1 Authorize the Director to issue and dispose	Management	Against *	Against *
of an additional ordinary shares of the Company
not exceeding 20% of the existing issued ordinary
share capital of the Company

5.2 Authorize the Director of the Company, during	Management	For	*
the relevant period, to repurchase ordinary
shares of HKD 0.25 each in the capital of the
Company in accordance with all applicable laws
and the requirements of the Rules Governing
the Listing of Securities on The Stock Exchange
of Hong Kong Limited or of any other stock
exchange, not exceeding 10% of the aggregate
nominal amount of the ordinary share capital
of the Company in issue at the date of this
resolution; Authority expires at the conclusion
of the next AGM of the Company or the expiration
of the period within which the next AGM of
the Company is required by Law to be held

5.3 Approve the Directors, to issue and dispose	Management	For	*
of additional ordinary shares, pursuant to
Ordinary Resolution No.1, to add of an amount
representing the aggregate nominal amount of
the ordinary share capital of the Company repurchased
by the Company under the authority granted
pursuant to Ordinary Resolution No.2, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of the issued ordinary
share capital of the Company at the date of
this resolution

HUTCHISON WHAMPOA LTD			Agenda Number: 700704833
Security: Y38024108			Meeting Type: EGM
Ticker:			Meeting Date: 19-May-2005
ISIN: HK0013000119

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve, with effect from the conclusion of	Management	Against *	Against *
the meeting at which this resolution is passed,
the rules of the Share Option Scheme of Hutchison
Telecommunications International Limited a
subsidiary of the Company whose securities
are listed on the Main Board of The Stock Exchange
of Hong Kong Limited and New York Stock Exchange,
Incorporation HTIL Share Option Scheme and
authorize the Directors of the Company, acting
together, individually or by Committee, to
approve any amendments to the rules of the
HTIL Share Option Scheme as may be acceptable
or not objected to by The Stock Exchange of
Hong Kong Limited, and to take all such steps
as may be necessary, desirable or expedient
to carry into effect the HTIL Share Option
Scheme subject to and in accordance with the
terms thereof with effect from the conclusion
of the meeting at which this resolution is
passed

IBERDROLA SA, BILBAO			Agenda Number: 700651157
Security: E6164R104			Meeting Type: AGM
Ticker:			Meeting Date: 17-Mar-2005
ISIN: ES0144580018

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM, THERE WILL BE A SECOND CALL ON
18 MAR 2005. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE
AGENDA IS AMENDED. THANK YOU.
YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
IS MET OR THE MEETING IS CANCELLED. THANK
YOU

1. Approve, if applicable: a) the individual annual	Management	For	*
financial statements balance sheet, profit
and loss statement, and notes of the Company
and of the consolidated annual financial statements
of the Company and its controlled Companies,
for the FYE on 31 DEC 2004; and b) the management
reports of the Company and its consolidated
Group, as of 31 DEC 2004, as well as of the
Corporate Management for such FY

2. Approve the allocation of profits/losses and	Management	For	*
distribution of dividends for the FYE on 31
DEC 2004, prepared by the Board of Directors
at its 23 FEB 2005 meeting in the manner specified

3. Authorize the Board of Directors, as permitted	Management	For	*
by Section 319 of the Regulations of the Commercial
Registry and the general provisions governing
the issuance of securities, and pursuant to
Articles 15.2 and 17.1 .e of the Company s
By-Laws, the power to issue negotiable securities
in accordance with the following conditions:
1) securities to be issued: the negotiable
securities contemplated in this delegation
may be bonds or simple debentures, notes, and
other fixed- income securities of a like nature,
as well as preferred stock; 2) period of delegation:
the issuance of the securities covered by this
delegation may be effected on one or more occasions
within a maximum period of 5 years following
the date of adoption of this resolution; 3)
maximum amount under this delegation: a) the
aggregate maximum amount of the issuance or
issuances of bonds or simple obligations and
other fixed-income securities of a like nature
other than notes , as well as preferred stock,
resolved to be issued under this delegation
shall be EUR 5.0 billion; b) for its part,
the outstanding balance of the notes issued
under this delegation shall at no time exceed
the sum of EUR 3 .0 billion; this limit is
independent of the limit established in sub-section
(a) above; 4) scope of the delegation: the
delegation of powers to issue the securities
contemplated in this resolution shall extend,
as broadly as is required by Law, to the establishment
of the different terms and conditions applicable
to each issuance nominal value, type of issuance,
reimbursement price, domestic or foreign currency
of the issuance, form of representation, interest
rate, amortization, subordination clauses,
guarantees supporting the issuance, place of
issuance, establishment of the internal regulations
of the bondholders syndicate and appointment
of the auditor, in the case of the issuance
of simple bonds and debentures - if required,
admission to listing, etc. and to the conduct
of any and all formalities that may be necessary,
including those provided for in the applicable
securities market regulations, for the execution
of the specific issuances that may be resolved
to be effected under this delegation; 5) guarantee
in support of issuances of securities by controlled
Companies; as permitted by Article 15.4 of
the By-Laws, the Board of Directors is also
authorized to guarantee, on behalf of the Company,
and within the limits set forth above, new
issuances of securities during the effective
period of this resolution by companies that
are Members of its Group of Companies; 6) listing
of fixed-income securities: the Company shall
apply, when appropriate, for the admission
to trading on secondary markets, be they official
or unofficial, organized or not, domestic or
foreign, of the debentures, bonds, notes, preferred
stock and other securities that are issued
by the Company under this delegation, the Board
of Directors being hereby authorized to carry
out such formalities as may be necessary for
the admission to listing before the competent
authorities of the various domestic or foreign
securities markets; 7) power of delegation
to the Executive Committee: the Board of Directors
is hereby authorized to delegate to either
of the Executive Committee or the Chief Executive
Officer under the provisions of Section 141,
Number 1, second Paragraph, of the Companies
Law the delegated powers contemplated in this
resolution; this delegation replaces and supersedes,
to the extent of the unused amount, the prior
delegation approved by the shareholders at
the general shareholders meeting held on 03
38078

4. Authorize the Board of Directors, which will	Management	For	*
in turn be entitled to delegate this authority
to the Executive Committee, pursuant to Section
75 of the current consolidated text of the
Companies Law, to carry out the derivative
acquisition of shares in Iberdrola, S.A. subject
to the following conditions: a) the acquisitions
may be made directly by Iberdrola, S.A. or
indirectly through its controlled Companies;
b) the acquisitions shall be made by means
of purchase and sale transactions, swap arrangements
or any other transaction whatsoever permitted
by Law; c) the acquisitions may be made, at
any time, up to the maximum sum permitted by
Law; d) the acquisitions may not be made at
a higher price than that quoted on the Stock
Exchange; e) this authorization is granted
for a period not exceeding 18 months; in addition,
for the purposes provided for in the second
Paragraph of Section 75.1 of the Companies
Law, expressly authorize the acquisition of
shares in the Company by any of its controlled
companies subject to the same terms of this
resolution; it is expressly put on record that
the shares acquired under this authorization
may be sold, redeemed or applied to the compensation
systems contemplated in the third paragraph
of Section 75.1 of the Companies Law; this
authorization replaces and supersedes, to the
extent of the unused amount, the authorization
granted at the general shareholders meeting
held on 03 APR 2004; and approve to reduce
the share capital in order to redeem any of
Iberdrola s own shares that Iberdrola may hold
on its balance sheet or that of its controlled
Companies, against profits or unappropriated
reserves, by such amount as may be deemed necessary
or appropriate from time to time, provided,
however, that the amount of the capital reductions
made under this authorization shall not exceed,
during the period of effectiveness of this
authorization, the maximum amount authorized
for the derivative acquisition of shares of
Iberdrola, S.A.; authorize the Board of Directors
the power to carry out the above- mentioned
resolution regarding capital reduction, which
the Board may effect on one or more occasions
and within a period not exceeding 18 months
from the date of the holding of this general
shareholders meeting, by doing any act or
thing that may be required by Law and, in particular,
so that the Board may, within the aforesaid
period and subject to the aforesaid limits:
1) decide, on the basis of professional criteria,
on the date and/or dates of the specific reduction
and/or reductions of capital, taking into account
prevailing market conditions, market price,
economic and financial position of the Company,
its cash balances, reserves and any other aspect
whatsoever that may affect the decision; 2)
decide on the date or dates of the redemption
and/or redemptions, of shares; 3) set the capital
reduction at the value of the shares redeemed
in each case; 4) decide on the allocation of
the amount of the reduction in each case, either
to a restricted reserve or to unappropriated
reserves, respecting in the latter case the
rules and guarantees established in respect
thereof; 5) amend, in each case, Article 5
of the By-Laws, indicating the value of the
share capital; 6) apply for the delisting of
the securities redeemed in accordance with
the applicable rules and regulations; 7) draw
up and publish, where necessary, the announcements
contemplated in Section 165 of the Companies
Law; 8) should any creditors having a right
to opposition exercise such right, comply,
if applicable, with the requirements established
in Section 166.3 of the Companies Law; 9) In
general adopt whatever resolution and do whatever
acts may be required to reduce the capital
and redeem the shares, with the express power
to amend or supplement the foregoing resolutions
in light of the oral or written qualification
made by the Commercial Registrar, execute the
corresponding notarized instrument(s), and
appoint the person(s) to be in charge of the
formalization thereof; this resolution replaces
and supersedes, to the extent of the unused
amount, the resolution adopted at the general
shareholders meeting held on 03 APR 2004

5. Authorize the Board of Directors: 1) to request,	Management	For	*
if appropriate, the admission to trading on
organized secondary markets, be they Spanish
or foreign, of shares, bonds, debentures or
any other securities issued or to be issued
by the Company, subject to applicable rules
and regulations, especially those governing
dealing, the maintenance of and the exclusion
from trading; 2) to request, if appropriate,
the exclusion from trading of the securities
mentioned in the foregoing paragraph, which
shall be carried out with the same formalities
and in strict compliance with the applicable
Securities Market regulations; 3) to adopt
all such resolutions as it deems necessary
or appropriate in order to amortize or convert
into book-entry securities the securities evidencing
the debentures or bonds issued by the Company,
when so required for such securities to be
admitted to trading and, once admitted, to
remain admitted to trading on organized secondary
markets, executing any and all public or private
instruments that may be required for such purpose;
4) to delegate to either of the Executive Committee
or the Chief Executive Officer all or part
of the powers contemplated in this resolution;
this authorization replaces and supersedes
the authorization previously approved at the
general shareholders meeting held on 03 APR
2004

6. Authorize the Board of Directors, on behalf	Management	For	*
of the Company, to participate in a founding
capacity, by itself or together with other
individuals or legal entities, be they domestic
or foreign, in the creation of one or more
Spanish private-law associations and foundations
which pursue general interest objectives social
welfare, civic, educational, cultural, scientific,
sporting, health, cooperation for development,
defense of the environment, promotion of the
economy or of research, promotion of volunteerism,
or any other objectives allowed by law , with
the stipulations, clauses, conditions, statements
and agreements that it deems appropriate, and
to contribute as initial funding, either once
or partially or successively, cash or any other
assets or rights that are deemed appropriate
for each of them, as well as contribute cash
or any other assets or rights that are deemed
appropriate to those foundations in which the
Company is a member of the Board, up to the
total amount, for both items, of EUR 10 million
annually or the equivalent thereof in other
currency for all such foundations and associations
during the period of effectiveness of this
authorization; for such purpose, the Board
of Directors is expressly authorized to execute
deeds of incorporation and to draw up and approve
By-Laws for each of such associations and foundations,
and may accept positions on behalf of the Company
and, in general, make any decisions as are
necessary or appropriate to develop and carry
out this resolution; this authorization is
granted for a maximum period to end on the
day of the holding of the ordinary general
shareholders meeting in the year 2006; such
authorization may be expressly extended by
subsequent resolutions adopted by the shareholders
at the general shareholders meeting; the maximum
period of this authorization is without prejudice
to possible successive fundings that, pursuant
to applicable legislation, have been committed
to during such period and are pending Contribution
by the Company upon the expiration thereof;
the shareholders shall be informed of the manner
in which the authorization approved under this
resolution has been used at the next general
shareholders meeting to be held thereafter;
the Board of Directors may in turn delegate
to the Executive Committee whatsoever powers
are granted to it by this authorization; this
authorization replaces and supersedes, to the
extent of the unused amount, the prior authorization
granted at the general shareholders meeting
held on 03 APR 2004

7. Re-elect the Company Deloitte & Touche ESPA	Management	For	*
S.L. as the Auditor of the Company and its
consolidated Group, which Auditor shall perform
the auditing for FY 2005, the Board of Directors
being granted the power, which it may delegate
to the Executive Committee for such purpose,
to execute the corresponding contract for the
provision of services, subject to such terms
and conditions as it deems appropriate, and
also being empowered to make any pertinent
amendments thereto pursuant to legislation
applicable at any time

8. Ratification of the appointment of Mr. Sebastian	Management	For	*
Battaner Arias as a Director designated by
interim appointment to fill a vacancy

9.a Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Jose Ignacio Sanchez Galan as a Director

9.b Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Victor De Urrutia Vallejo as a Director

9.c Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Rjcardo Alvarez Isasi as a Director

9.d Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Jose Ignacio Berroeta Echevarria as a Director

9.e Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Juan Luis Arregui Ciarsolo as a Director

9.f Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Julio De Miguel Aynat as a Director

9.g Re-elect, for the maximum legal and by-law period	Management	For	*
of 5 years, as provided in Section 126 of the
Companies Law and Article 48.1 of the By-Laws,
Mr. Sebastian Battaner Arias as a Director

10. Authorize the Board of Directors, which may	Management	For	*
delegate the powers granted to any of the Executive
Committee, the Chairman Mr. Hugo de Oriole
Ybarra, the Vice Chairman & Chief Executive
Officer Mr. Jose Ignacio Sanchez Galan, or
the Secretary Mr. Federico San Sebastian Flechoso,
to the fullest extent that may be required
under applicable law, to supplement, carry
out and develop, by making technical modifications,
if appropriate, all of the foregoing resolutions,
as well as to remedy any errors or omissions
therein, and to interpret such resolutions,
with Mr. Ifligo de Oriole Ybarra, Mr. Jose
Ignacio Sanchez Galan and Mr. Federico San
Sebastian Flechoso severally being granted
the power to execute the appropriate notarized
instruments containing the approved resolutions,
with the broadest possible powers to perform
whatsoever acts may be necessary and to execute
such documents as may be required to register
the foregoing resolutions with the Commercial
Registry, and in particular to: a) to correct,
clarify or complete the resolutions adopted
at this general shareholders meeting or which
are adopted in any notarized instruments and
documents executed in order to carry out such
resolutions and, in particular, any omissions,
defects or errors in form or in substance:
which may hinder registration of these resolutions
and the consequences therefrom with the Commercial
Registry, the Property Registry, the Industrial
Property Registry or any others; b) to perform
any and all legal acts or transactions that
are necessary or appropriate to carry out the
resolutions adopted at this general shareholders
meeting, executing such public or private
instruments as may be deemed required or appropriate
for the full effectiveness of these resolutions;
c) to delegate to one or more of its Members,
whether jointly or severally, all or any of
the powers that it deems appropriate among
those belonging to the Board of Directors,
and any or all of the powers expressly granted
by the shareholders at this general shareholders
meeting; d) to finally determine all other
circumstances that may be required, adopting
and carrying out such resolutions as may be
necessary, publishing such notices and giving
such guarantees as may be pertinent for the
purposes set forth in the Law, as well as executing
any required documents and complying with any
appropriate formalities, and fulfilling any
requirements under the Law for the full performance
of the resolutions approved at the general
shareholders meeting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT	Non-Voting	No vote
IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU

PLEASE NOTE THAT THIS IS A REVISION DUE TO THE	Non-Voting	No vote
REVISED WORDINGS IN THE COMMENT. ALSO, PLEASE
NOTE THE NEW CUT OFF DATE 14 MAR 2005. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.

ING GROEP NV			Agenda Number: 700664635
Security: N4578E413			Meeting Type: AGM
Ticker:			Meeting Date: 26-Apr-2005
ISIN: NL0000303600

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
208716 DUE TO ADDITION OF RESOLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

PLEASE NOTE THAT BLOCKING CONDITIONS ARE RELAXED.	Non-Voting	No vote
BLOCKING IS LIMITED TO THE PERIOD BETWEEN THE
CUT-OFF DATE SET ON 13 APR 2005 AND ONE DAY
FOLLOWING THE REGISTRATION DATE SET ON 19 APR
2005. VOTE INSTRUCTIONS RECEIVED AFTER THE
CUT-OFF DATE ARE CONSIDERED LATE. LATE VOTES
ARE PROCESSED ON A BEST EFFORT BASIS. SHARE
BLOCKING IS APPLIED TO LATE VOTES BEGINNING
ON RECEIPT DATE OF VOTE INSTRUCTIONS THROUGH
THE DAY FOLLOWING REGISTRATION DATE. THANK
YOU.

1. Opening remarks and announcements	Non-Voting	No vote

2.A Reports of the Executive Board and the Supervisory	Non-Voting	No vote
Board for 2004

2.B Profit retention and distribution policy	Non-Voting	No vote

3.A Annual Accounts for 2004	Management	For	*

3.B For 2004, a total dividend of EUR 1.07 per (depositary	Management	For	*
receipt for an) ordinary share will be proposed
to the Annual General Meeting of Shareholders.
Taking into account the interim dividend of
EUR 0.49 made payable in September 2004, the
final dividend will amount to EUR 0.58 per
(depositary receipt for an) ordinary share.
Reference is also made to page 143 of the Annual
Report 2004

4.A Discharge of the Executive Board in respect	Management	For	*
of the duties performed during the year 2004

4.B Discharge of the Supervisory Board in respect	Management	For	*
of the duties performed during the year 2004

5.A With a view to the Dutch Corporate Governance	Management	For	*
Code, the General Meeting of Shareholders is
invited to discuss and approve the implementation
of the Code by the Company as described in
the document The Dutch Corporate Governance
Code - ING s implementation of the Tabaksblat
Code for good corporate governance

5.B With reference to article 19, paragraph 1 of	Non-Voting	No vote
the Articles of Association, the General Meeting
of Shareholders is invited to discuss the profile
of the Executive Board, as it was drawn up
by the Supervisory Board

5.C With reference to article 25, paragraph 1 of	Non-Voting	No vote
the Articles of Association, the General Meeting
of Shareholders is invited to discuss the profile
of the Supervisory Board, as it was drawn up
by the Supervisory Board. In comparison with
the present profile of the Supervisory Board,
the changes involve only rephrasings and no
material changes

6.A Reappointment of Luella Gross Goldberg	Management	For	*

6.B Reappointment of Godfried van der Lugt	Management	For	*

6.C Appointment of Jan Hommen	Management	For	*

6.D Appointment of Christine Lagarde	Management	For	*

7. It is proposed to approve that the maximum number	Management	For	*
of stock options and performance shares to
be granted to the members of the Executive
Board for 2004 will be 374,700 stock optionsand
136,200 performance shares

8.A It is proposed that the Executive Board be appointed	Management	For	*
as the corporate body that will be authorised,
upon approval of the Supervisory Board, to
issue ordinary shares, to grant the right to
take up shares and to restrict or exclude preferential
rights of shareholders. This authority applies
to the period ending on 26 October 2006 (subject
to extension by the General Meeting of Shareholders):
(I) for a total of 220,000,000 ordinary shares,
plus (II) for a total of 220,000,000 ordinary
shares, only if these shares are issued in
connection with the take-over of a business
or company

8.B It is proposed that the Executive Board be appointed	Management	For	*
as the corporate body that will be authorised,
upon approval of the Supervisory Board, to
issue preference B shares and to grant the
right to take up shares with or without preferential
rights of shareholders. This authority applies
to the period ending on 26 October 2006 (subject
to extension by the General Meeting of Shareholders)
for 10,000,000 preference B shares with a nominal
value of EUR 0.24 each, provided these are
issued for a price per share that is not below
the highest price per depositary receipt for
an ordinary share, listed on the Euronext Amsterdam
Stock Exchange, on the date preceding the date
on which the issue of preference B shares of
the relevant series is announced This authorisation
will only be used if and when ING Groep N.V.
is obliged to convert the ING Perpetuals III
into shares pursuant to the conditions of the
ING Perpetuals III

9. It is proposed that the Executive Board be authorised	Management	For	*
for a period of eighteen months as from 26
April 2005, to acquire by any means, fully
paid-up shares in the capital of the company
or depositary receipts for such shares, up
to the limit imposed by the law and by the
Articles of Association at a price which is
not lower than the nominal value of the shares
and not higher than the highest price at which
the depositary receipts for the company s shares
of the same type are traded on the Euronext
Amsterdam Stock Market on the date on which
the purchase contract is signed

10. Any other business and conclusion	Non-Voting	No vote

KCI KONECRANES PLC			Agenda Number: 700615290
Security: X4342T109			Meeting Type: EGM
Ticker:			Meeting Date: 10-Dec-2004
ISIN: FI0009005870

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting	No vote
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
REJECTED. SHOULD YOU HAVE ANY QUESTIONS, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.THIS
INFORMATION IS REQUIRED IN ORDER FOR ADP TO
LODGE YOUR VOTE.

1. Approve to pay an additioanal dividend of EUR	Management	For	*
1.00 per share

KCI KONECRANES PLC			Agenda Number: 700645229
Security: X4342T109			Meeting Type: AGM
Ticker:			Meeting Date: 10-Mar-2005
ISIN: FI0009005870

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting	No vote
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
REJECTED. SHOULD YOU HAVE ANY QUESTIONS, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR
ADP TO LODGE YOUR VOTE. THANK YOU.

1.1 Adopt the accounts	Management	No vote

1.2 Approve the actions on profit and loss and to	Management	No vote
pay a dividend of EUR 1.05 per share

1.3 Grant discharge from liability	Management	No vote

1.4 Approve the remuneration of the Board Members	Management	No vote

1.5 Approve the remuneration of the Auditors	Management	No vote

1.6 Approve the composition of the Board	Management	No vote

1.7 Elect the Auditors	Management	No vote

2. Authorize the Board to decide on acquiring Company	Management	No vote
s own shares

3. Authorize the Board to decide on disposing Company	Management	No vote
s own shares

KING PHARMACEUTICALS, INC.			Agenda Number: 932322821
Security: 495582108			Meeting Type: Annual
Ticker: KG			Meeting Date: 31-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
R. CHARLES MOYER*	Management	Withheld	Against
GREGORY D. JORDAN**	Management	Withheld	Against
D. GREG ROOKER*	Management	Withheld	Against
BRIAN A. MARKISON**	Management	For	For
TED G. WOOD*	Management	Withheld	Against

02 APPROVAL OF THE KING PHARMACEUTICALS, INC. INCENTIVE	Management	Against	Against
PLAN.

KONINKLIJKE PHILIPS ELECTRONICS N V			Agenda Number: 700652490
Security: N6817P109			Meeting Type: AGM
Ticker:			Meeting Date: 31-Mar-2005
ISIN: NL0000009538

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
216834 DUE TO CHANGE IN THE VOTING STATUS OF
THE RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.

PLEASE NOTE THAT BLOCKING CONDITIONS ARE RELAXED.	Non-Voting	No vote
BLOCKING IS LIMITED TO THE PERIOD BETWEEN VOTE
DEADLINE DATE (18 MARCH 2005) AND REGISTRATION
DATE (24 MARCH 2005, 9 AM CET). SHARES CAN
BE TRADED THEREAFTER. VOTE INSTRUCTIONS RECEIVED
AFTER VOTE DEADLINE DATE (BUT BEFORE THE REGISTRATION
DATE) ARE CONSIDERED LATE. LATE VOTES ARE PROCESSED
ON A BEST EFFORT BASIS. SHARE BLOCKING IS APPLIED
TO LATE VOTES BEGINNING ON RECEIPT DATE OF
VOTE INSTRUCTIONS THROUGH REGISTRATION DATE
(24 MARCH 2005, 9 AM CET). SHARES CAN BE TRADED
THEREAFTER.

1. Opening of the general meeting	Non-Voting	No vote

2.a Adoption of the 2004 financial statements	Management	No vote

2.b Explanation of policy on additions to reserves	Non-Voting	No vote
and dividends

2.c Adoption of the dividend to shareholders of	Management	No vote
EUR 0.40 per common share

2.d Discharge of the responsibilities of the members	Management	No vote
of the Board of Management

2.e Discharge of the responsibilities of the members	Management	No vote
of the Supervisory Board

3.a Discussion on Corporate Governance Structure	Non-Voting	No vote

3.b Amendment of the Articles or Association of	Management	No vote
the Company

4. Re-appointment of KPMG Accountants N.V. as external	Management	No vote
auditor of the Company

5.a Re-appointment of Mr G.J. Kleisterlee as President/CEO	Management	No vote
and member of the Board of Management

5.b Appointment of Mr. P.J. Sivignon as member of	Management	No vote
the Board of Management

6.a Re-appointment of Mr. L. Schweitzer as member	Management	No vote
of the Supervisory Board

6.b Appointment of Mr. N.L. Wong as member of the	Management	No vote
Supervisory Board

6.c Appointment of Mr. J.J. Schiro as member of	Management	No vote
the Supervisory Board

7. Adoption of the change of the remuneration for	Management	No vote
the members of the Supervisory Board

8. Authorization of the Board of Management to	Management	No vote
(i) issue or grant rights to acquire shares
and (ii) restrict or exclude pre-emption rights

9. Authorization of the Board of Management to	Management	No vote
acquire shares in the Company

10. Any other business	Non-Voting	No vote

11. Closing of the general meeting	Non-Voting	No vote

The agenda and explanatory notes, as well as	Non-Voting	No vote
the underlying documents for the Annual General
Meeting of Shareholders, including the Annual
Report 2004 and the explanatory notes to the
amendment to the articles of association, can
be found at the following website www.philips.com/investor	.
Direct link to information on the AGM: www.philips.com/abo	ut/investor/se	ction-13640/section-13970/index.html	ction-13640/section-13970/index.html

KOOKMIN BANK			Agenda Number: 700600403
Security: Y4822W100			Meeting Type: EGM
Ticker:			Meeting Date: 29-Oct-2004
ISIN: KR7060000007

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 201659 DUE TO DELETION OF A RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

1. Elect Mr. Jung Won Kang as an Executive Director	Management	For	*

2. Approve the stock option for the staff: 5,000	Management	For	*
shares to the Outside Director Mr. Dong Su
Jung, 5,000 shares to Mr. Mun Youl Choi, 5,000
shares to Mr. Wang Ha Jo, 5,000 shares to Mr.
Young Sun Jun and 10,000 shares to the Vice
Chairman, Mr. Jung Young Kang

KOOKMIN BANK			Agenda Number: 700640154
Security: Y4822W100			Meeting Type: AGM
Ticker:			Meeting Date: 18-Mar-2005
ISIN: KR7060000007

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve the balance sheet, income statement	Management	For	*
and the statement of appropriation of unappropriated
retained earnings

2. Elect the Directors	Management	For	*

3. Elect the nominees for Member of Auditor Committee	Management	Against *	Against *
who are not outside Directors

4. Elect the nominees for Member of Auditor Committee	Management	For	*
who are outside Directors

5. Approve the Stock Option for staff	Management	For	*

KRAFT FOODS INC.			Agenda Number: 932262467
Security: 50075N104			Meeting Type: Annual
Ticker: KFT			Meeting Date: 26-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JAN BENNINK	Management	For	For
LOUIS C. CAMILLERI	Management	For	For
ROGER K. DEROMEDI	Management	For	For
DINYAR S. DEVITRE	Management	For	For
W. JAMES FARRELL	Management	For	For
BETSY D. HOLDEN	Management	For	For
RICHARD A. LERNER M.D.	Management	For	For
JOHN C. POPE	Management	For	For
MARY L. SCHAPIRO	Management	For	For
CHARLES R. WALL	Management	For	For
DEBORAH C. WRIGHT	Management	For	For

02 RATIFICATION OF THE SELECTION OF INDEPENDENT	Management	For	For
AUDITORS

03 APPROVAL OF THE 2005 PERFORMANCE INCENTIVE PLAN	Management	For	For

04 STOCKHOLDER PROPOSAL-REPORT ON IMPACTS OF GENETICALLY	Shareholder	Against	For
ENGINEERED PRODUCTS

KT CORPORATION			Agenda Number: 932263647
Security: 48268K101			Meeting Type: Consent
Ticker: KTC			Meeting Date: 11-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 APPROVAL OF BALANCE SHEET, INCOME STATEMENT	Management	For	For
AND STATEMENT OF APPROPRIATION OF RETAINED
EARNINGS FOR THE 23RD FISCAL YEAR, AS SET FORTH
IN THE COMPANY S NOTICE OF MEETING ENCLOSED
HEREWITH.

02 APPROVAL OF THE AMENDMENT OF ARTICLES OF INCORPORATION,	Management	For	For
AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
ENCLOSED HEREWITH.

3A JEONG SOO SUH (NOMINATED BY THE PRESIDENT WITH	Management	For	For
CONSENT OF BOARD OF DIRECTORS)

3B STUART B. SOLOMON (NOMINATED BY OUTSIDE DIRECTOR	Management	For	For
RECOMMENDATION COMMITTEE)

3C THAE SURN KHWARG (NOMINATED BY OUTSIDE DIRECTOR	Management	For	For
RECOMMENDATIONY COMMITTEE)

3D BYOUNG HOON LEE (SHAREHOLDER PROPOSAL - PRACTICALLY	Management	Against	Against
INITIATED BY LABOR UNION OF KT)

04 APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS,	Management	For	For
AS SET FORTH IN THE COMPANY S NOTICE OF MEETING
ENCLOSED HEREWITH.

MAXTOR CORPORATION			Agenda Number: 932309671
Security: 577729205			Meeting Type: Annual
Ticker: MXO			Meeting Date: 13-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
DR. C.S. PARK	Management	For	For
CHARLES F. CHRIST	Management	Withheld	Against
GREGORY E. MYERS	Management	For	For

02 TO APPROVE ADOPTION OF THE COMPANY S 2005 PERFORMANCE	Management	For	For
INCENTIVE PLAN.

03 TO APPROVE AN AMENDMENT OF THE COMPANY S 1998	Management	For	For
EMPLOYEE STOCK PURCHASE PLAN TO AUTHORIZE THE
SALE OF AN ADDITIONAL 7,000,000 SHARES.

04 TO RATIFY THE ENGAGEMENT OF PRICEWATERHOUSECOOPERS	Management	For	For
LLP AS THE COMPANY S INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2005.

MORGAN STANLEY			Agenda Number: 932263293
Security: 617446448			Meeting Type: Annual
Ticker: MWD			Meeting Date: 15-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JOHN E. JACOB	Management	Withheld	Against
CHARLES F. KNIGHT	Management	Withheld	Against
MILES L. MARSH	Management	Withheld	Against
LAURA D'ANDREA TYSON	Management	For	For

02 TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE	Management	For	For
LLP AS INDEPENDENT AUDITORS.

03 TO AMEND THE CERTIFICATE OF INCORPORATION TO	Management	For	For
INSTITUTE ANNUAL ELECTION OF DIRECTORS.

04 SHAREHOLDER PROPOSAL TO LIMIT CEO COMPENSATION.	Shareholder	Against	For

NEC CORP			Agenda Number: 700737541
Security: J48818124			Meeting Type: AGM
Ticker:			Meeting Date: 22-Jun-2005
ISIN: JP3733000008

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 3, Final
JY 3, Special JY 0

2 Amend Articles to: Increase Authorized Capital	Management	For	*
from 3.2 Billion to 7.5 Billion Shares
#NAME?
Authorities - Authorize Public Announcements
in Electronic Format

3.1 Elect Director	Management	For	*

3.2 Elect Director	Management	For	*

3.3 Elect Director	Management	For	*

3.4 Elect Director	Management	For	*

3.5 Elect Director	Management	For	*

3.6 Elect Director	Management	For	*

3.7 Elect Director	Management	For	*

3.8 Elect Director	Management	For	*

3.9 Elect Director	Management	For	*

3.10 Elect Director	Management	For	*

3.11 Elect Director	Management	For	*

3.12 Elect Director	Management	For	*

3.13 Elect Director	Management	For	*

3.14 Elect Director	Management	For	*

3.15 Elect Director	Management	For	*

4 Appoint Internal Statutory Auditor	Management	For	*

5 Approve Executive Stock Option Plan	Management	For	*

6 Approve Retirement Bonus for Statutory Auditor	Management	For	*

NESTLE SA, CHAM UND VEVEY			Agenda Number: 700663188
Security: H57312466			Meeting Type: OGM
Ticker:			Meeting Date: 14-Apr-2005
ISIN: CH0012056047

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approval the annual report and the annual accounts	Management	For	*
of Nestle S.A. and the Nestle Group; acknowledge
the reports of the Auditors

2. Grant discharge to the Board of Directors and	Management	For	*
the Management

3. Approve the decision on the appropriation of	Management	For	*
profit, resulting from the balance sheet of
Nestle S.A.

4.a Amend the Article 24 Paragraph 1 of the Articles	Management	For	*
of Association, regarding organization of the
Board of Directors

4.b Amend the Article 23 Paragraphs 1 and 2 of the	Management	For	*
Articles of Association, regarding term of
the office and election of the Board of Directors

4.c Amend the Article 20 of the Articles of Association,	Management	Against *	Against *
regarding right of shareholders to the complete
the agenda

5. Elect the Board of Directors	Management	For	*

6. Elect the Auditors	Management	For	*

PLEASE NOTE THAT THIS IS THE PART II OF THE	Non-Voting	No vote
MEETING NOTICE SENT UNDER MEETING 212608, INCLUDING
THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
YOU.

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS

NINTENDO CO LTD			Agenda Number: 700741829
Security: J51699106			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3756600007

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	For	*
- Ordinary Dividend JPY 200

2.1 Elect a Director	Management	For	*

2.2 Elect a Director	Management	For	*

2.3 Elect a Director	Management	For	*

2.4 Elect a Director	Management	For	*

2.5 Elect a Director	Management	For	*

2.6 Elect a Director	Management	For	*

2.7 Elect a Director	Management	For	*

2.8 Elect a Director	Management	For	*

2.9 Elect a Director	Management	For	*

2.10 Elect a Director	Management	For	*

2.11 Elect a Director	Management	For	*

2.12 Elect a Director	Management	For	*

3. Approve Retirement Bonus for a retiring Director;	Management	Against *	Against *
Due to the abolishment of the Retirement Bonus
System, Grant accrued benefits to continuing
Directors and Corporate Auditors

NIPPON TELEG & TEL CORP			Agenda Number: 700736563
Security: J59396101			Meeting Type: AGM
Ticker:			Meeting Date: 28-Jun-2005
ISIN: JP3735400008

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 3000, Final
JY 3000, Special JY 0

2 Authorize Share Repurchase Program	Management	For	*

3.1 Elect Director	Management	For	*

3.2 Elect Director	Management	For	*

3.3 Elect Director	Management	For	*

4 Appoint Internal Statutory Auditor	Management	For	*

5 Approve Retirement Bonuses for Directors and	Management	Against *	Against *
Statutory Auditor

NOMURA HOLDINGS INC			Agenda Number: 700732642
Security: J59009159			Meeting Type: AGM
Ticker:			Meeting Date: 28-Jun-2005
ISIN: JP3762600009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Amend the Articles of Incorporation	Management	For	*

2. Approve the issuance of Stock Acquisition Rights	Management	For	*
as Stock Options on Favorable Conditions

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

3.3 Elect a Director	Management	For	*

3.4 Elect a Director	Management	For	*

3.5 Elect a Director	Management	For	*

3.6 Elect a Director	Management	For	*

3.7 Elect a Director	Management	For	*

3.8 Elect a Director	Management	For	*

3.9 Elect a Director	Management	For	*

3.10 Elect a Director	Management	For	*

3.11 Elect a Director	Management	For	*

NORDEA BANK AB			Agenda Number: 700652630
Security: W57996105			Meeting Type: AGM
Ticker:			Meeting Date: 08-Apr-2005
ISIN: SE0000427361

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
TO LODGE YOUR VOTE.

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 215869 DUE TO ADDITIONAL RESOLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE	Non-Voting	No vote
OPTION IN SWEDEN. THANK YOU.

1. Elect Mr. Claes Beyer as the Chairman for the	Management	For	*
general meeting

2. Approve the voting list	Non-Voting	No vote

3. Approve the agenda	Non-Voting	No vote

4. Elect at least 1 minutes checker	Non-Voting	No vote

5. Approve to determine whether the general meeting	Non-Voting	No vote
has been duly convened

6. Approve the annual report and consolidated accounts	Non-Voting	No vote
and the audit report and the group audit report

7. Adopt the income statement and the consolidated	Management	For	*
income statement and the balance sheet and
the consolidated balance sheet

8. Approve that, the EUR 4,162,098,616, which is	Management	For	*
at the AGM s disposal according to the Bank
s balance sheet, should be disposed so that
EUR 765,756,663 is distributed to the shareholders
as dividend and EUR 3,396,341,953 is carried
forward; and the dividend should amount to
EUR 0,28 per share

9. Grant discharge from liability for the Members	Management	For	*
of the Board of Directors and the Managing
Director

10. Approve to determine the number of Board Members	Management	For	*
until the next AGM

11. Approve that, the fees for the Board Members	Management	For	*
shall be paid, partly as a fixed amount per
member, and partly as remuneration for extraordinary
board meeting and for committee meeting in
which the member participates; by extraordinary
board meeting is meant a meeting in addition
to the eleven ordinary meetings that the Board
holds until the next AGM of shareholders; remuneration
shall not be paid to members who are employed
by the Nordea Group; remuneration shall amount
to EUR 220,000 for the Chairman and EUR 90,000
for the Vice Chairman and EUR 70,000 per member
to other members; in addition, remuneration
shall be paid for extraordinary board meetings
in the amount of EUR 1,000 per meeting and
for committee meetings EUR 1,000 per meeting;
and the Auditor s fee shall be paid as per
account

12. Re-elect Mr. Kjell Aamot, Mr. Harald Amkv Hans	Management	For	*
Dalborg, Mr. Gunnel Duveblad, Mr. Birgitta
Kantola, Mr. Claus Hoeg Madsen, Mr. Lars G
Nordstrom, Mr. Jorgen Hoeg Pedersen, Mr. Timo
Peltola and Mr. Maija Torkko as Board Members
until the end of next AGM; and Mr. Anne Birgitte
Lundholt as a Board Member for the period until
the end of the next AGM of shareholders; elect
Mr. Hans Dalborg as a Chairman; if Mr. Hans
Dalborgs assignment as Chairman of the Board
is discontinued prematurely, the Board of Directors
shall elect a new Chairman.

13. Approve to establish a Nomination Committee	Management	For	*
with the task to present at the coming general
meeting, where election shall take place of
Board Member and/or Auditor and/or decision
shall be made regarding fees for Board Member
and/or Auditor, proposals to the general meeting
for such decisions; the Nomination Committee
shall consist of the Chairman of the Board
of Directors and 4 other Members; the Committee
shall elect its Chairman among themselves;
the Chairman of the Board may not serve as
Chairman of the Nomination Committee

14. Amend the Section 3 of the Articles of Association	Management	For	*

15. Approve to reduce the share capital of the Bank	Management	For	*
by EUR 55,548,131.94 meaning that the share
capital after the execution of the reduction
will amount to EUR 1,072,569,610.46; the reduction
shall be made through retirement, without repayment,
of the 140,159,800 shares that have been repurchased
and are being held by the Bank; the reduction
capital shall be allocated to funds to be utilized
pursuant to a resolution by a general meeting
of shareholders

16. Authorize the Board of Directors, for the period	Management	For	*
until the next AGM of shareholders, to decide
on acquisitions of shares in the Bank on a
stock exchange where the Bank s shares are
listed, or by means of an acquisition offer
directed to all shareholders in the Bank, up
to a number resulting in that the Bank s holding
of shares in the Bank will not at any time
exceed 1/10 of the total number of shares in
the Bank; acquisitions shall be paid for primarily
with money from funds appropriated by an AGM
in connection with the reduction of share capital
through the retirement of previously repurchased
shares; the Board of Directors declares that
the Bank s earning capacity remains strong
and that a successively strengthened capital
situation can be expected; the aim of the acquisition
of own shares is to return funds to the shareholders
and accordingly increase the long-term result
per share

17. Approve that the Bank, in order to facilitate	Management	For	*
its securities business, up until the next
AGM of shareholders, may purchase own shares
according to Chapter 4 Section 5 of the Swedish
Securities Business Act 1991:981 ; however,
with the limitation that such shares must never
exceed one per cent of the total number of
shares in the Bank; the aggregate number of
own shares held by the Bank must never exceed
10% of the total number of shares in the Bank;
the price for acquired shares shall equal the
market price prevailing at the time of the
acquisition

18. Approve that Nordea shall adhere to the remuneration	Management	For	*
levels and terms of employment that are required
to recruit and retain an Executive Management
with competence and capacity to attain the
set goals; a fixed salary is paid for satisfactory
work; in addition, it shall be possible to
offer variable salary, which rewards clearly
goal-related performance in a simple and transparent
structure; variable salary must not in general
exceed 50 % of a fixed salary and will depend
on the extent to which previously agreed targets
have been fulfilled; variable salaries are
determined by the extent to which personal
goals have been fulfilled in combination with
the level of return on equity achieved or other
financial targets

PEARSON PLC			Agenda Number: 700686059
Security: G69651100			Meeting Type: AGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: GB0006776081

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the accounts of the Company and reports	Management	For	*
of the Directors of the Company Directors
and Auditors of the Company Auditors for
YE 31 DEC 2004

2. Declare a final dividend on the ordinary shares	Management	For	*
as recommended by the Directors

3. Re-elect Mr. Marjorie Scardino as a Director	Management	For	*

4. Re-elect Mr. Rona Fairhead as a Director	Management	For	*

5. Re-elect Mr. Patrick Cescau as a Director	Management	For	*

6. Re-elect Mr. Reuben Mark as a Director	Management	For	*

7. Re-elect Mr. Vernon Sankey as a Director	Management	For	*

8. Re-appoint Mrs. Susan Fuhrman as a Director	Management	For	*

9. Receive and approve the report on the Directors	Management	For	*
remuneration

10. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors for the ensuing year

11. Authorize the Directors to determine the remuneration	Management	For	*
of the Auditors

12. Authorize the Directors, pursuant to the authority	Management	For	*
conferred on the Directors pursuant to Resolution
10 passed at the AGM of the Company held on
30 APR 2004 and subject to the passing of Resolution
13 as specified, to allot relevant securities
Section 80 of the Companies Act 1985 the
Act up to an aggregate nominal amount of
GBP 66,955,000; Authority expires at the end
of the next AGM of the Company after the date
of the passing of this resolution ; and the
Directors may allot relevant securities after
the expiry of this authority in pursuance of
such an offer or agreement made prior to such
expiry

13. Approve to increase the authorized ordinary	Management	For	*
share capital of the Company of GBP 295,500,000
by GBP 1,000,000 to GBP 296,500,000 by the
creation of 4,000,000 ordinary shares of 25p
each

S.14 Authorize the Board of Directors of the Company	Management	For	*
Board , pursuant to Section 95 of the Act,
to allot equity securities Section 94 of the
Act for cash pursuant to the authority conferred
by Resolution 12 or, if Resolution 12 is not
passed or does not become unconditional, pursuant
to the authority conferred by Resolution 10
passed at the AGM held on 30 APR 2004 , disapplying
Section 89(1) of the Act, provided that this
power is limited to the allotment of equity
securities a) in connection with an offer or
rights issue in favor of ordinary shareholders;
and b) up to an aggregate nominal amount of
GBP 10,040,000; Authority expires at the end
of the next AGM of the Company ; and authorize
the Directors to allot equity securities after
the expiry of this authority in pursuance of
such an offer or agreement made prior to such
expiry

S.15 Authorize the Company, pursuant to Article 9	Management	For	*
of the Company s Articles, to make market purchases
Section 163(3) of the Act of up to 80,000,000
ordinary shares of 25p each in the capital
of the Company, at a minimum price of 25p per
share and not more than 105% of the average
of the market value for such shares derived
from the London Stock Exchange Daily Official
List, over the previous 5 business days; Authority
expires the earlier of the end of the next
AGM of the Company or 18 months ; the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry

PORTUGAL TELECOM SGPS SA, LISBOA			Agenda Number: 700646752
Security: X6769Q104			Meeting Type: AGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: PTPTC0AM0009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the Management report, the balance sheet	Management	No vote
and the account for 2004

2. Approve the Board of Directors oral report	Management	No vote
on the Company s activities in the past FY

3. Receive and adopt the audited annual report	Management	No vote
2004 and approve the remuneration of the Board
of Directors

4. Approve to distribute the profit according to	Management	No vote
the adopted annual report 2004

5. Approve the acquisition and the sale of the	Management	No vote
Company s own shares, including the acquisition
associated with the share buy-back programme

6. Amend the Numbers 2, 3, 5 and 6 of Article 13	Management	No vote
of the Company s Articles of Association, to
comply with Corporate Governance Regulations

7. Approve to reduce the share capital, and notably	Management	No vote
on the reduction of up to EUR 116,648,505 for
the purpose of releasing excess capital in
connection with the continuation of the share
buyback programme initiated in 2004 and already
partially completed, by cancelling up to 116,648,505
PT shares to be acquired subsequent to the
execution of this resolution, in addition to
corresponding resolutions relating to reserves,
the reduction of outstanding convertible bonds
issued by the company and amend the Articles
of Association further to this resolution
Article 4 of the Company s Articles of Association

8. Approve pursuant to Article 8, No. 4 of the	Management	No vote
Articles of Association, on the applicable
parameters in the case of the future issuance
of bonds convertible into shares pursuant to
a resolution which may be passed by the Board
of Directors, in addition to the bonds convertible
into shares already issued by the Company

9. Approve the waiver of the pre-emptive rights	Management	No vote
of shareholders in connection with the subscription
of any possible issuance of convertible bonds
referred to Resolution 8 of which may be realized
pursuant to a resolution of the Board of Directors

10. Approve the issuance of bonds and any other	Management	No vote
types of securities, of whatever nature, by
the Board of Directors and, notably, on the
determination of the amount pursuant to the
terms of No. 3 of Article 8 and Sub-Paragraph
e) of No. 1 of Article 15 of the Articles of
Association

11. Approve the acquisition and sale of own bonds	Management	No vote
and other type of own securities

PLEASE NOTE THAT THE MEETING TO BE HELD ON 01	Non-Voting	No vote
APR 2005 HAS BEEN POSTPONED ACCORDING TO STATE
SHAREHOLDERS PROPOSAL AND THAT THE SECOND CONVOCATION
WILL BE HELD ON 29 APR 2005. PLEASE ALSO NOTE
THE NEW CUTOFF DATE IS 15 APR 2005. IF YOU
HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

PLEASE NOTE THAT THIS IS A REVISION DUE TO A	Non-Voting	No vote
CHANGE IN THE RECORD DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

REED ELSEVIER N V			Agenda Number: 700675169
Security: N73430105			Meeting Type: AGM
Ticker:			Meeting Date: 28-Apr-2005
ISIN: NL0000349488

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING	Non-Voting	No vote
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION
DATE SET ON 21 APR 2005. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.

1. Opening	Non-Voting	No vote

2. Approve the report of the Board of Management	Management	Abstain *	Abstain *
for the FY 2004

3. Approve the establishment of the annual accounts	Management	For	*
2004

4. Approve the Corporate Governance	Management	Abstain *	Abstain *

5. Approve the remuneration policy	Management	For	*

6. Approve the profit appropriation and the dividend	Management	For	*

7. Amend the Articles of Association	Management	For	*

8. Grant discharge to the Board of Management and	Management	For	*
the Supervisory Board

9. Appoint an Auditor	Management	For	*

10. Re-appoint the Supervisory Board	Management	For	*

11. Re-appoint the Board of Management	Management	For	*

12. Authorize the Board of Management to acquire	Management	For	*
shares of the Company

13. Appoint the Corporate Body to issue the shares,	Management	For	*
to grant rights to take shares and to limit
or exclude the pre-emptive right

14. Any other business	Other	Abstain *	Abstain *

15. Closure	Non-Voting	No vote

RENTOKIL INITIAL PLC			Agenda Number: 700708691
Security: G75093115			Meeting Type: EGM
Ticker:			Meeting Date: 26-May-2005
ISIN: GB0007327124

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

S.1 Approve: a) the Scheme of Arrangement dated	Management	For	*
26 APR 2005 in its original form or with subject
to any modification, addition or condition
approved or imposed by the Court the Scheme
to be made between the Company and the Scheme
Shareholders as defined in the scheme ; authorize
the Directors of the Company to take all such
action as they may consider necessary or appropriate
for carrying the Scheme into effect; B) that
the issued share capital of the Company be
reduced by canceling and extinguishing the
Scheme shares as defined in the Scheme ; authorize
the Company to increased the share capital
of its former amount by the creation of such
number of ordinary shares as defined in the
Scheme as shall be equal to the aggregate
nominal amount of the scheme shares cancelled
pursuant to the issued share capital of the
Company be reduced by canceling and extinguishing
the scheme shares; the Company shall apply
the credit arising in its books of account
as a result of such reduction of capital in
paying up in full, at par, such ordinary shares
which shall be allotted and issued, credited
as fully paid, to New Rentokil Initial and/or
its nominee or nominees; authorize the Directors
of the Company, in substitution for any existing
authority and for the purpose of Section 80
of the Companies Act 1985, to allot such ordinary
shares provided that up to an aggregate nominal
amount of GBP 18,150,000; Authority expires
on 31 DEC 2005 ; C) to amend the Articles of
Association of the Company by adoption and
inclusion of the new Article 154; D) the New
Rentokil Initial Reduction of Capital as specified;
and E) to change the name of the Company to
Rentokil Initial 1927 plc

RENTOKIL INITIAL PLC			Agenda Number: 700708716
Security: G75093115			Meeting Type: CRT
Ticker:			Meeting Date: 26-May-2005
ISIN: GB0007327124

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve the Scheme of Arrangement to be made	Management	For	*
between the Company and the holders of the
Scheme shares

RENTOKIL INITIAL PLC			Agenda Number: 700711042
Security: G75093115			Meeting Type: AGM
Ticker:			Meeting Date: 26-May-2005
ISIN: GB0007327124

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the report of the Directors, the accounts	Management	For	*
for the year 2004 and the Independent Auditors
report thereon

2. Approve the remuneration report	Management	For	*

3. Declare a dividend	Management	For	*

4.1 Re-elect Mr. B. D. McGowan as a Director by	Management	For	*
rotation

4.2 Re-elect Mr. I. Harley as a Director by rotation	Management	For	*

5. Elect Mr. D. Flynn as a Director Chief Executive	Management	For	*

6. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors of the Company to hold office until
next general meeting at which accounts are
laid before the Company and that their remuneration
be determined by the Directors

S.7 Authorize the Company, for the purpose of Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163 of ordinary shares
of 1p each in the capital of the Company provided
that : (i) the maximum number of ordinary shares
which may be purchased is 79,095,811 (ii) the
minimum price which may be paid for each ordinary
share exclusive of expenses is 1p (iii) the
maximum price which may be paid for each ordinary
share is an amount exclusive of expenses
equal to 105% of the average of the middle
market quotations for an ordinary share as
derived from the London Stock Exchange Daily
Official List, over the previous 5 business
days; Authority expires the earlier of the
conclusion of the next AGM of the Company or
26 AUG 2006 ; the Company, before the expiry,
may make a contract to purchase ordinary shares
which will or may be executed wholly or partly
after such expiry

Transact any other business	Non-Voting	No vote

REPSOL YPF SA			Agenda Number: 700711244
Security: E8471S130			Meeting Type: OGM
Ticker:			Meeting Date: 30-May-2005
ISIN: ES0173516115

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve, if appropriate, the annual financial	Management	For	*
statements, balance sheet, profit and loss
account and the annual report, and the Management
report of Repsol YPF, S.A, of the consolidated
annual financial statements, consolidated balance
sheet, consolidated profit and loss account
and the consolidated annual report, and the
consolidated Management report, for the FYE
31 DEC 2004 of the proposal of application
of its earnings and of the Management by the
Board of Directors during said year

2. Receive the information to the general shareholders	Management	For	*
meeting on the amendments to the regulations
of the Board of Directors

3. Amend the Chapter II of the title IV, related	Management	For	*
to the Board of Directors, the Article 40 related
to the Audit, Article 47 related to resolution
of disputes and the consequent remuneration
of Article 38 and the consecutives of the Articles
of Association

4. Appoint or re-elect the Directors	Management	For	*

5. Appoint the Accounts Auditor of Repsol YPF,	Management	For	*
S.A and its consolidated Group

6. Authorize the Board of Directors for the derivative	Management	For	*
acquisition of shares of Repsol YPF, S.A directly
or through controlled Companies, within a period
of 18 months from the resolution of the shareholders
meeting, leaving without effect the authorization
granted by the ordinary general shareholders
meeting held on 31 MAR 2004

7. Authorize the Board of Directors to resolve	Management	For	*
the increase of the capital stock, up to the
maximum amount legally prescribed, with the
possibility of excluding the preemptive rights,
leaving without effect the 6th resolution of
the general shareholders meeting held on 21
37347

8. Authorize the Board of Directors to issue debentures,	Management	For	*
bonds and any other fixed rate securities of
analogous nature, simples or exchangeables
by issued shares of other Companies, as well
as promissory notes and preference shares,
and to guarantee the issue of securities by
the Companies within the group, leaving without
effect, in the portion not used, the 12th resolution
of the general shareholders meeting held on
36705

9. Grant authority to supplement, develop, execute,	Management	For	*
rectify or formalize the resolutions adopted
by the general shareholders meeting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM, THERE WILL BE A SECOND CALL ON
31 MAY 2005. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE
AGENDA IS AMENDED. THANK YOU

RIUNIONE ADRIATICA DI SICURTA RAS SPA, MILANO			Agenda Number: 700677529
Security: T79470109			Meeting Type: MIX
Ticker:			Meeting Date: 29-Apr-2005
ISIN: IT0000062825

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM THERE WILL BE A SECOND CALL ON
02 MAY 2005.YOUR VOTING INSTRUCTIONS WILL REMAIN
VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
IS CANCELLED. THANK YOU.

O.1 Approve the balances sheet reports as of 31	Management	For	*
DEC 2004; the Board of Directors reports on
the Management activity and the Internal Auditors
report; resolutions related thereto

O.2 Approve to reinstate the Board of Directors	Management	For	*
after stating the Directors number and their
emolument ; resolutions related thereto

O.3 Grant authority to buy own shares and dispose	Management	For	*
of them as per Article 2357 and following if
Italian Civil Code and Article 132 of legislative
decree No. 58/98; resolutions related thereto

E.1 Amend Article 7, 31 and 32 of the By-Law; resolutions	Management	For	*
related thereto

E.2 Approve to empower the Board of Directors for	Management	Against *	Against *
a stock capital increase and the bonds issue
as per Article 2443 and 2420 TER Italian Civil
Code

ROLLS-ROYCE GROUP PLC, LONDON			Agenda Number: 700690844
Security: G7630U109			Meeting Type: AGM
Ticker:			Meeting Date: 04-May-2005
ISIN: GB0032836487

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the report of the Directors and the	Management	For	*
audited financial statements for the YE 31
38322

2. Approve the Directors remuneration report for	Management	For	*
the YE 31 DEC 2004

3. Re-elect Mr. S.M. Robertson as a Director of	Management	For	*
the Company

4. Re-elect Mr. I.C. Conn as a Director of the	Management	For	*
Company

5. Re-elect Sir John Taylor as a Director of the	Management	For	*
Company

6. Re-elect Hon. A.L. Bondurant as a Director of	Management	For	*
the Company

7. Re-elect Mr. J.P, Cheffins as a Director of	Management	For	*
the Company

8. Re-elect Mr. J.M. Guyette as a Director of the	Management	For	*
Company

9. Re-elect Mr. A.B. Shilston as a Director of	Management	For	*
the Company

10. Re-appoint KPMG Audit Plc as the Company s Auditors	Management	For	*
until the next general meeting at which financial
statements are laid and authorize the Directors
to agree the Auditors remuneration

11. Authorize the Directors: a) on one or more occasions,	Management	For	*
to capitalize such sums as they may determine
from time to time but not exceeding the aggregate
sum of GBP 200 million, standing to the credit
of the Company s merger reserve or such other
reserves as the Company may legally use in
paying up in full at par, up to 200 billion
non-cumulative redeemable convertible preference
shares with a nominal value of 0.1 pence each
B Shares from time to time having the rights
and being subject to the restrictions contained
in the Articles of Association of the Company
and any terms of their issue; b) pursuant to
Section 80 of the Companies Act 1985, as amended,
to exercise all powers of the Company to allot
and distribute B Shares credited as fully paid
up to an aggregate nominal amount of
200 million to the holders of ordinary
shares of 20 pence each on the register of
members on any dates determined by the directors
from time to time and on the basis of the number
of B Shares for every ordinary share held as
may be determined by the directors from time
to time; and Authority expires at the conclusion
of the next AGM of the Company ; and c) to
do all acts and things they may consider necessary
or desirable to give effect to this resolution
and to satisfy any entitlement to B Shares
howsoever arising

12. Approve, for the purposes of Article 112(a)	Management	For	*
of the Articles of Association of the Company,
to increase the maximum amount of the ordinary
remuneration of the Directors from GBP 600,000
to GBP 850,000; and such amount as the directors
determine should be paid to the Directors by
way of ordinary remuneration in any year shall
be divided among those Directors who do not
hold any Executive Office

S.13 Approve that the Section 80 amount as defined	Management	For	*
in Article 10(d) shall be GBP 117,133,532

S.14 Approve that the Section 89 amount as defined	Management	For	*
in Article 10(d) shall be GBP 17,570,029

S.15 Authorize the Company, for the purpose of Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163(3) of its up to 173,313,853
ordinary shares of 20 pence each in the capital
of the Company, at a minimum price of 20 pence
and up to 105% of the average middle market
quotations for such shares derived from the
London Stock Exchange Daily Official List,
over the previous 5 business days; Authority
expires the earlier of the conclusion of the
AGM of the Company in 2006 or 18 months ; the
Company, before the expiry, may make a contract
to purchase ordinary shares which will or may
be executed wholly or partly after such expiry

ROYAL BANK OF SCOTLAND GROUP PLC			Agenda Number: 700665714
Security: G76891111			Meeting Type: AGM
Ticker:			Meeting Date: 20-Apr-2005
ISIN: GB0007547838

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and approve the report and the accounts	Management	For	*

2. Approve the remuneration report	Management	For	*

3. Declare a final dividend on the ordinary shares	Management	For	*

4. Re-elect Dr. J.M. Curie as a Director	Management	For	*

5. Re-elect Sir Fred Goodwin as a Director	Management	For	*

6. Re-elect Sir Steve Robson as a Director	Management	For	*

7. Elect Mr. A.S. Hunter as a Director	Management	For	*

8. Elect Mr. C.J. Koch as a Director	Management	For	*

9. Elect Mr. J.P. MacHale as a Director	Management	For	*

10. Re-appoint Deloitte & Touche LLP as the Auditors	Management	For	*

11. Authorize the Directors to fix the remuneration	Management	For	*
of the Auditors

12. Approve to create additional ordinary shares	Management	For	*
and renew the authority to allot ordinary shares

S.13 Approve to renew the pre-emption authority	Management	For	*

S.14 Approve to allow the purchase of own shares	Management	For	*

15. Approve to create additional dollar preference	Management	For	*
shares and renew the authority to allot preference
shares

16. Approve the Long Term Incentive Plan	Management	For	*

SAMSUNG ELECTRS LTD			Agenda Number: 700639327
Security: Y74718100			Meeting Type: AGM
Ticker:			Meeting Date: 28-Feb-2005
ISIN: KR7005930003

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve the balance sheet, income statement	Management	For	*
and the statement of the appropriation of retained
earning draft for the 36th FY from 01 JAN
2004 to 31 DEC 2004; the cash dividend excluding
interim dividends , dividend per share: KRW
5,000 common and KRW 5,050 preferred

2. Approve to appoint the Mr. In-Joo Kim as an	Management	For	*
Executive Director as specified

3. Approve to limit the remuneration for the Directors	Management	For	*

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

SANOFI-AVENTIS			Agenda Number: 700619351
Security: F5548N101			Meeting Type: EGM
Ticker:			Meeting Date: 23-Dec-2004
ISIN: FR0000120578

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM, THERE WILL BE A SECOND CALL ON
23 DEC 2004. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE
AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
IS MET OR THE MEETING IS CANCELLED. THANK
YOU

1. Acknowledge the Amalgamation-Merger Project	Management	No vote
of Aventis by Sanofi-Aventis dated 14 OCT 2004,
under which it is stated that the Aventis shall
contribute the total of its assets (EUR 41,208,544,876.00)	,
with the corresponding taking-over of all its
liabilities (EUR 14,099,319,197.00) and approve
the terms and conditions of this agreement;
net worth: EUR 27,109,225,679.00; and also
approve the payment for the contributions according
to a ratio of exchange of 27 Sanofi-Aventis
shares against 23 Aventis shares and the operation
shall be final on 31 DEC 2004; consequently,
the general meeting decides to increase the
share capital by EUR 38,245,770.00 to increase
it from EUR 2,784,562,864.00 to EUR 2,822,808,634.00,
by the creation of 19,122,885 new fully paid-up
shares of a par value of EUR 2.00 each, to
be distributed among the shareholders of the
acquired Company, with a ratio of exchange
of 27 Sanofi-Aventis shares against 23 Aventis
shares, bearing an accruing dividend as decided
after their issue; the merger surplus of EUR
508,561,335.00 shall be registered in a merger
surplus account; the amount of the dividends
received by Aventis for the Sanofi-Aventis
shares it holds, which represents EUR 27,894,216.00
shall be charged to the merger surplus account,
thus amounting to EUR 536,455,551.00; capital
loss on transferred shares: EUR 25,277,722,121.00

2. Authorize the Board of Directors, subject to	Management	No vote
the realization of the conditions aimed at
Article No. 14 of the Amalgamation-Merger Treaty,
to withdraw from the merger premium all necessary
amounts in order to: fund the legal reserve:
10% of the capital existing after the amalgamation-merger,
fund the special reserve on long-term capital
gains: EUR 319,518,918.00; fun other reserves
and provisions to charge all fees, expenses
and right resulting from the amalgamation-merger;
the general meeting also decides to charge
the capital loss on transferred shares to the
share premium, thus amounting to EUR 9,863,155,240.00

3. Approve the substitution of Sanofi-Aventis in	Management	No vote
the Aventis commitments relating to the equity
warrants issued by Aventis; once the merger
is effective, the Aventis equity warrants shall
give right to Sanofi-Aventis shares and their
number shall correspond to the number of Aventis
shares these equity warrants shall give right
after the implementation of the ratio of exchange
of 27 against 23; the general meeting decides
to relinquish, to the benefit of the equity
warrant holders, to the pre-emptive right of
subscription to shares to be issued by Sanofi-Aventis
in order to increase the share capital for
a maximum number of 301,986; and approve to
delegate all powers to the Board of Directors
to take all necessary measures and accomplish
all necessary formalities

4. Approve the substitution of Sanofi-Aventis in	Management	No vote
all the obligations resulting from the Aventis
commitments regarding the holders of the 48,080,289
options granting the right to the subscribe
Aventis shares; after the Amalgamation-Merger
is final, Sanofi-Aventis shares shall be allotted
to the beneficiaries of options granting the
right to subscribe Aventis shares; the general
meeting decides to relinquish, to the benefit
of the option holders, to the pre-emptive right
of subscription to shares to be issued by Sanofi-Aventis
in order to increase the share capital; and
authorize the Board of Directors to take all
necessary measures and accomplish all necessary
formalities

5. Acknowledge that the Amalgamation shall be definitely	Management	No vote
realized on 31 DEC 2004, and that consequently,
Aventis shall be dissolved without liquidation
on 31 DEC 2004

6. Amend the Articles of Association as follows:	Management	No vote
Article 6 (share capital): the share capital
is set at EUR 2,822,808,634.00 and is divided
into 1,411,404,317 fully paid-up shares of
a par value of EUR 2.00 each

7. Authorize the Board of Directors to increase	Management	No vote
the share capital, by way of issuing, without
the pre-emptive right of subscription, shares
giving access to Sanofi-Aventis capital to
the benefit of the Company s employees, in
accordance with the legal provisions of Article:
L.225-138 C and L 443-5 C; Authority is given
for a period expiring on 23 AUG 2006 ; authorize
the Board of Directors to make use of Resolutions
8 and 10 of the combined general meeting of
23 JUN 2004 in order to allot to Sanofi-Aventis
employees free shares or other securities
giving access to the capital, in addition to
shares to be subscribed by cash; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities;
the present delegation cancels all previous
delegations in order to increase Sanofi-Aventis
capital by way of issuing shares granted to
employees, without the pre-emptive right of
subscriptions and it cancels and replaces,
for its part unused, the delegation given in
Resolution 11 at the general meeting of 23
38139

8. Grant all powers to the bearer of a copy or	Management	No vote
an extract of the minutes of the present in
order to accomplish all deposits and publications
which are prescribed by law

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

PLEASE NOTE THAT THE MEETING HELD ON 13 DEC	Non-Voting	No vote
2004 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 23 DEC 2004. PLEASE ALSO NOTE THAT THE NEW
CUTOFF DATE IS 09 DEC 2004. IF YOU HAVE ALREADY
SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

SANOFI-AVENTIS			Agenda Number: 700697987
Security: F5548N101			Meeting Type: OGM
Ticker:			Meeting Date: 31-May-2005
ISIN: FR0000120578

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THE MEETING HELD ON 18 MAY	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 31 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

O.1 Acknowledge the report of the Board of Directors	Management	No vote
and the general report of the Auditors and
approve the financial statements and the balance
sheet for the year 2004, in the form presented
to the meeting

O.2 Acknowledge the reports of the Board of Directors	Management	No vote
and the Statutory Auditors and approve the
consolidated financial statements for the said
FY, in the form presented to the meeting

O.3 Approve the transfer of the amount of EUR 200,000,000.00,	Management	No vote
pursuant to the Article 39 of the Amended Finance
Law, posted to the special reserve of long-term
capital gains to an ordinary reserve account
and acknowledge that : profits for the FY :
EUR 2,854,176,549.99; retained earnings : EUR
158,403,755.79 an extraordinary tax on the
special reserve on long-term capital gains
being taken in to account (EUR 4,987,500.00)
; distributable profits : EUR 3,012,580,305.78;
and to appropriate distributable profits as
follows : global dividend : EUR 1,693,685,180.40,
carried forward account : EUR 1,318,895,125.38;
the shareholders will receive a net dividend
of EUR 1.20 per share payable on 07 JUN 2005

O.4 Acknowledge the special report of the Auditors	Management	No vote
on agreements governed by the Article L. 225-38
and seq. of the French Commercial Code and
approve the said report and the agreements
referred to therein

O.5 Approve to renew the term of office of PricewaterhouseCoop	ersMgmt	No vote
Audit as the Statutory Auditors for a period
of 6 years

O.6 Approve to renew the term of office of Mr. Pierre	Management	No vote
Coll as PricewaterhouseCoopers Audit s Deputy
Auditor for a period of 6 years

O.7 Authorize the Board of Directors, in substitution	Management	No vote
for any earlier authority, to trade the Company
s shares on the stock exchange as per the following
conditions: maximum purchase price: EUR 90.00;
global amount to this repurchase program will
not exceed EUR 12,702,638,858.00 and, maximum
number of shares to be traded: 10%; Authority
expires at the end of 18 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

O.8 Approve to end to the delegation granted to	Management	No vote
the Board of Directors set forth in resolution
6 and given by the general meeting of 13 JUN
2004, in order to issue bonds

O.9 Authorize the Board of Directors, in substitution	Management	No vote
of any earlier authority, to increase the share
capital, in one or more transactions, in France
or abroad, by means of a public offering, by
a maximum nominal amount of EUR 1,400,000,000.00,
by way of issuing, with the shareholders preferred
subscription rights maintained the preferential
share excluded , shares or any securities giving
right to the capital or giving the right to
a debt security; the nominal maximum amount
of the capital increases realized in accordance
with the present resolution and those granted
by the resolutions 10, 11, 12, 13 14 and 15
of the present meeting is set at EUR 1,600,000,000.00;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.10 Authorize the Board of Directors, in substitution	Management	No vote
of any earlier authority, to increase the share
capital, in one or more transactions, in France
or abroad, by a maximum nominal amount of EUR
840,000,000.00, by way of issuing, without
the shareholders preferred subscription rights
the preferential share excluded , shares or
any securities giving right to the capital
or giving the right to the allocation of debt
securities; the amount shall count against
the value of the overall ceiling set forth
in resolution of the present meeting and those
granted by the resolutions ; Authority is
given for a period of 26 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors, in substitution	Management	No vote
of all and any earlier authority, to increase
the share capital, in one or more transactions,
in France or abroad, by a maximum nominal amount
of EUR 500,000,000.00, by way of capitalizing
premiums, reserves, profits, premiums or any
other means provided that such capitalization
is allowed by law and under the by-laws, to
be carried out through the issue of bonus shares
or the raise of par value of existing shares,
or by utilizing both method simultaneously;
the amount shall count against the overall
value set forth in resolution number 9 of the
present meeting; Authority is given for a
period of 26 months ; and authorize the Board
of Directors to take all necessary measures
and accomplish all necessary formalities

E.12 Approve that the Board of Directors may decide	Management	No vote
to increase the number of securities to be
issued in the event of a capital increase,
with or without subscription pre-emptive rights,
to the same price than the one of the initial
issue within the limit of 15% of the initial
issue ; the nominal amount of the capital increased
against the overall value set forth in the
resolution number 9 of the present meeting;
Authority is given for a period of 26 months

O.13 Authorize the Board of Directors, in substitution	Management	No vote
of all and any authority, to increase the share
capital, in one or more transactions, in favor
of the Members of one or more of the Company
Savings Plans of the Group Sanofi-Aventis and
an amount which shall not exceed 2% of the
share capital; the nominal maximum amount which
could be realized according to the present
delegation, shall count against the overall
value set forth in the resolution number 9
of the present meeting; Authority is given
for a period of 26 months ; and authorize the
Board of Directors to take all necessary measures
and accomplish all necessary formalities

E.14 Authorize the Board of Directors, in substitution	Management	No vote
of al and any earlier authorities, to grant,
in one or more transactions, to employees and
eventually the officers of the Company or its
subsidiaries, options giving a right either
to subscribe for new shares in the Company
to be issued through a share capital increase,
or to purchase existing shares repurchased
by the Company, provided that the options shall
not give rights to a total number of shares
which shall not exceed 2.5 of the share capital;
the nominal maximum amount of the capital increase
resulting from the exercise of the options
giving a right to subscribe for shares, in
accordance with the present delegation, shall
count against the ceiling set forth in the
resolution number 9 of the present meeting;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.15 Authorize the Board of Directors, to proceed	Management	No vote
with the allocations free of charge of the
Company s existing shares or to be issued
the preferential shares being excluded , in
favor of beneficiaries to be chosen from the
employees and the officers of the Company and
its subsidiaries, provided that they shall
not represent more than 1% of the share capital;
the nominal amount of the capital increases
which would be realized in accordance with
the present delegation, shall count against
the ceiling set forth in the resolution number
9 of the present meeting; Authority is given
for a period of 38 months ; and authorize the
Board of Directors to take all necessary measures
and accomplish all necessary formalities

O.16 Authorize the Board of Directors, in substitution	Management	No vote
of all and any earlier authorities, to reduce
the share capital by canceling the Company
s self detained shares, in connection with
a Stock Repurchase Plan, provided that the
total number of shares cancelled in the 24
months does not exceed 10% of the share capital;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.17 Grant all powers to the bearer of a copy or	Management	No vote
an extract of the minutes of this meeting in
order to accomplish all formalities, filings
and registration prescribed by law

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

SCHWEIZERISCHE RUECKVERSICHERUNGS-GESELLSCHAFT, ZUERICH			Agenda Number: 700691137
Security: H84046137			Meeting Type: AGM
Ticker:			Meeting Date: 09-May-2005
ISIN: CH0012332372

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.

1. Approve the annual report and the annual consolidated	Management	For	*
financial statements of 2004

2. Grant discharge to the Board of Directors and	Management	For	*
the Executive Board

3. Approve the disposable profits	Management	For	*

4.1 Elect the Board of Directors	Management	For	*

4.2 Elect the statutory Auditors and the Group Auditors	Management	For	*

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
228442 DUE TO CHANGE IN THE AGENDA. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.

PLEASE NOTE THAT THIS IS THE PART II OF THE	Non-Voting	No vote
MEETING NOTICE SENT UNDER MEETING 212483, INCLUDING
THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
YOU.

SECURITAS AB			Agenda Number: 700662035
Security: W7912C118			Meeting Type: AGM
Ticker:			Meeting Date: 07-Apr-2005
ISIN: SE0000163594

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
220762 DUE TO CHANGE IN THE VOTING STATUS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
TO LODGE YOUR VOTE.

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE	Non-Voting	No vote
OPTION IN SWEDEN. THANK YOU.

1. Opening of the meeting	Management	For	*

2. Elect Mr. Melker Schorling as the Chairman of	Management	For	*
the AGM

3. Approve the voting list	Management	For	*

4. Approve the agenda	Management	For	*

5. Elect 1 or 2 person(s) to approve the minutes	Management	For	*

6. Approve to determine the compliance with the	Management	For	*
rules of convocation

7. Approve the Managing Director s report	Management	For	*

8. Receive the annual report and the Auditor s	Management	For	*
report and the consolidated financial statements
and the Group Auditor s report

9.a Adopt the statement of income and the balance	Management	For	*
sheet and the consolidated statement of income
and the consolidated balance sheet as per 31
38322

9.b Declare a dividend of SEK 3.00 per share	Management	For	*

9.c Approve 12 APR 2005 as the record date for dividend	Management	For	*

9.d Grant discharge to the Board of Directors and	Management	For	*
the Managing Director from liability for the
FY 2004

10. Approve the fix the number of Board Members	Management	For	*
at 9 with no Deputy Members

11. Approve the fee of the Board Members at SEK	Management	For	*
3,950,000 in total excluding fees for Committee
work to be distributed between the Board Members
as follows: the Chairman shall receive SEK
900,000, the Deputy Chairman shall receive
SEK 650,000 and each of the other Directors,
except the Managing Director, shall receive
SEK 400,000

12. Re-elect Mr. Thomas Berglund, Mr. Annika Falkengren,	Management	For	*
Mr. Carl Douglas, Mr. Gustaf Douglas, Mr. Berthold
Lindqvist, Mr. Fredrik Palmstierna and Mr.
Melker Schorling as the Board Members and elect
Mr. Stuart E. Graham and Mr. Sofia Schorling
as the new Board Members until the AGM 2006

13. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS	Shareholder	For	*
PROPOSAL: Re-elect Messrs. Gustaf Douglas,
Melker Schorling, Marianne Nilshon (Robur)
and Annika Andersson as the Members of the
Nomination Committee

14. Approve that: i) Securitas AB makes an offer	Management	For	*
to all employees in the Securitas Group, and
to the extent possible at a reasonable cost
in the opinion of the Board of Directors, also
to other shareholders in Invest Co no longer
employed in the Securitas Group, to acquire
there shares in Invest Co, or alternatively,
their instruments issued under the parallel
programmes, however that those participating
in the programme through the FCPE Structure
in employees in countries where the offer is
subject to prospectus requirements shall not
be comprised in the offer; ii) that for each
share in Invest Co, or alternatively, each
instrument under the parallel programmes, payment,
corresponding to the market value determine
by an independent valuer, shall be made in
cash; iii) and that Securitas AB shall repurchase,
to the extent the Board of Directors considers
appropriate, all or parts of the convertible
bonds held by Invest Co due to the programme,
at par value including accrued interest; and
iv) that Securitas AB, in its capacity as shareholder
of Invest Co, shall participate in a redemption
of shares in Invest Co for share holders who
so desire, on the same financial conditions
as the offer to sell shares in Invest Co to
Securitias AB

15. Closing of the meeting	Management	For	*

SHELL TRANS & TRADING PLC			Agenda Number: 700732010
Security: 822703104			Meeting Type: OGM
Ticker:			Meeting Date: 28-Jun-2005
ISIN: GB0008034141

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Adopt the Company s annual accounts for the	Management	For	*
FYE 31 DEC 2004 together with the last Directors
report and the Auditors report on those accounts
and the auditable part of the remuneration
report

2. Approve the remuneration report for the YE 31	Management	For	*
38322

3. Elect Mr. Peter Voser as a Director	Management	For	*

4. Re-elect Sir Peter Job as a Director retiring	Management	For	*
by rotation

5. Re-elect Mr. Lord Oxburgh as a Director retiring	Management	For	*
by virtue of age

6. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors of the Company

7. Authorize the Board to settle the remuneration	Management	For	*
of the Auditors of the Company

S.8 Authorize the Company, to make market purchases	Management	For	*
as specified in Section 163 of the Companies
Act 1985 of up to 480,000,000 ordinary shares
of 25p each in the capital of the Company,
at a minimum price of 25p and not more than
5% above the average of the middle market quotations
for such shares derived from the London Stock
Exchange Daily Official List, for the 5 business
days preceding the date of purchase; Authority
expires the earlier of the conclusion of the
AGM of the Company in 2006 or 30 JUN 2006 ;
the Company, before the expiry, may make a
contract to purchase ordinary shares which
will or may be executed wholly or partly after
such expiry

9. Approve the Long-Term Incentive Plan LLTP	Management	For	*
to be constituted by the draft rules produced
to the meeting and, for the purpose of identification,
initialed by the Chairman subject to such
modification as the Directors may consider
necessary or desirable to take account of any
applicable statutory or regulatory requirements
or prevailing practice and that subject to
the requisite majority of shareholders of Royal
Dutch Petroleum Company the LTIP, authorize
the Directors to take all the actions that
they consider necessary, desirable or expedient
(1) to implement and establish the LTIP and
(2) to implement and establish further Plans
based on the LTIP modified to take account
of local tax, exchange controls or Securities
Laws in overseas territories, provided that
any shares made available under such further
Plans are treated as counting against any limits
on individual or overall participation under
the LTIP

10. Approve the Deferred Bonus Plan DBP to be	Management	For	*
constituted by the draft rules produced to
the meeting and, for the purpose of identification,
initialed by the Chairman subject to such
modification as the Directors may consider
necessary or desirable to take account of any
applicable statutory or regulatory requirements
or prevailing practice and that subject to
the requisite majority of shareholders of Royal
Dutch Petroleum Company the DBP, authorize
the Directors to take all the actions that
they consider necessary, desirable or expedient
(1) to implement and establish the DBP and
(2) to implement and establish further Plans
based on the DBP modified to take account of
local tax, exchange controls or Securities
Laws in overseas territories, provided that
any shares made available under such further
Plans are treated as counting against any limits
on individual or overall participation under
the DBP

11. Approve the Restricted Share Plan RSP to be	Management	For	*
constituted by the draft rules produced to
the meeting and, for the purpose of identification,
initialed by the Chairman subject to such
modification as the Directors may consider
necessary or desirable to take account of any
applicable statutory or regulatory requirements
or prevailing practice and that subject to
the requisite majority of shareholders of Royal
Dutch Petroleum Company the RSP, authorize
the Directors to take all the actions that
they consider necessary, desirable or expedient
(1) to implement and establish the RSP and
(2) to implement and establish further Plans
based on the RSP modified to take account of
local tax, exchange controls or Securities
Laws in overseas territories, provided that
any shares made available under such further
Plans are treated as counting against any limits
on individual or overall participation under
the RSP

SHELL TRANS & TRADING PLC			Agenda Number: 700728617
Security: 822703104			Meeting Type: CRT
Ticker:			Meeting Date: 28-Jun-2005
ISIN: GB0008034141

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve a scheme of arrangement pursuant to	Management	For	*
Section 425 of the Companies Act 1985 proposed
to be made between the Shell Transport and
Trading Company, Plc the Company and the
holders of the Scheme Shares

SHELL TRANS & TRADING PLC			Agenda Number: 700728922
Security: 822703104			Meeting Type: EGM
Ticker:			Meeting Date: 28-Jun-2005
ISIN: GB0008034141

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

S.1 Approve the capital of the Company be reduced	Management	For	*
by cancelling and extinguishing all the first
preference shares of GBP 1 each in the capital
of the Company the First Preference Shares
, in consideration for which there shall be
repaid to the holders of such first preference
shares, whose names appear on the register
of members as such at the dose of business
on the day preceding the effective date of
the said reduction of capital, an amount per
first preference share calculated as the aggregate
of the capital paid up on such share together
with: (A) a premium being the amount, if any,
of the excess over the capital paid up thereon
of the average of the means of the daily quotations
of such share published in the Stock Exchange
Daily Official List during the 6 months immediately
preceding the relevant date the relevant date
being the date determined in accordance with
Article 5(3) of the Articles of Association
of the Company after deducting from the mean
on each day an amount equal to all unpaid arrears
of the fixed dividend thereon whether earned
or declared or not down to the last preceding
dividend payment date referred to in Article
4(1) of the Articles of Association of the
Company save that in respect of any day during
the 6 months immediately preceding the relevant
date for which no quotations for such share
were published in the Stock Exchange Daily
Official List, there shall, for the purposes
of this calculation, be substituted the price
quoted by datastream, an information service
provided by Thomson Financial, in respect of
that day); and (B) the fixed dividend thereon
down to the date of the repayment of the capital

S.2 Approve that, conditional on the passing of	Management	For	*
Resolution 1 above, that the capital of the
Company be reduced by cancelling and extinguishing
all the second preference shares of GBP 1 each
in the capital of the Company the second preference
shares , in consideration for which there shall
be repaid to the holders of such second preference
shares, whose names appear on the register
of members as such at the close of business
on the day preceding the effective date of
the said reduction of capital, an amount per
second preference share calculated as the aggregate
of the capital paid up on such share together
with: (A) a premium being the amount, if any,
of the excess over the capital paid up thereon
of the average of the means of the daily quotations
of such share published in the Stock Exchange
Daily Official List during the 6 months immediately
preceding the relevant date the relevant date
being the date determined in accordance with.
Article 5(3) of the Articles of Association
of the Company after deducting from the mean
oil each day an amount equal to all unpaid
arrears of the fixed dividend thereon whether
earned or declared or not down to the last
preceding dividend payment date referred to
in Article 4(1) of the Articles of Association
of the Company; and (B) the fixed dividend
thereon down to the date of the repayment of
the capital

S.3 Approve the modification, the addition or the	Management	For	*
condition subject to the Scheme of arrangement
dated 19 MAY 2005 between the Company and the
holders of Scheme shares as specified in the
Scheme of arrangement , in its original form
or imposed by the High Court the Scheme ,
and authorize the Directors of the Company
to take all such action as they consider necessary
or appropriate for carrying the Scheme into
effect; for the purpose of giving effect to
the Scheme in its original form or imposed
by the High Court, the issued share capital
of the Company be reduced by cancelling and
extinguishing all the Scheme shares; approve
the forthwith and the contingent reduction
of the capital set out in this resolution above
taking effect: A) the authorized share capital
of the Company shall be increased by: i) the
creation of such number of ordinary shares
of 25 pence each as shall be equal to the aggregate
number of Scheme shares cancelled pursuant
to this resolution above less one; and (ii)
amend the creation of 1 dividend access share
of 25 pence having the rights attaching to
it as set out in the Articles of Association
of the Company in accordance with this resolution
the Dividend Access Share ; and B) the Company
shall apply the reserve arising as a result
of the cancellation of the Scheme Shares in
paying up in full at par: i) the ordinary shares
of 25 pence each created pursuant to this resolution
i) above and such ordinary shares be allotted
and issued, credited as fully paid and free
from all liens, charges, encumbrances, rights
of pre-emption or any other third party rights
of any nature whatsoever, to Royal Dutch Shell
and/or its nominee(s); and ii) the dividend
access share and such dividend access share
shall be allotted and issued, credited as fully
paid and free from all liens, charges, encumbrances,
rights of pre-emption or any other third party
rights of any nature whatsoever, to Hill Samuel
Offshore Trust Company Limited in its capacity,
as Trustee of the dividend access Trust; and
authorize the Directors of the Company, pursuant
to and in accordance with Section 80 of the
Companies Act, to allot the ordinary shares
of 25 pence each created pursuant to this resolution
above and the Dividend Access Share, provided
that: A) this authority shall be without prejudice
to any subsisting authority conferred on the
Directors of the Company under the said Section
80; B) the maximum number of shares which may
be allotted hereunder is the number of shares
created pursuant to Paragraph 3.3(A) above;
and C) this authority shall expire at the conclusion
of the next AGM of the Company after the passing
of the resolution; and amend Articles 5 A ,
60 A and 168 as new Articles of the Company

SHIRE PHARMACEUTICALS GROUP PLC			Agenda Number: 700732161
Security: G81083100			Meeting Type: AGM
Ticker:			Meeting Date: 22-Jun-2005
ISIN: GB0007998031

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and consider the Company s accounts	Management	For	*
for the YE 31 DEC 2004 together with the Directors
report, Directors remuneration report and
the Auditors report on those accounts and
on the auditable part of the Directors remuneration
report

2. Re-elect Mr. Matthew William Emmens as a Director	Management	For	*
of the Company, who retires in accordance with
the Company s Article of Association

3. Re-elect Mr. Ronald Maurice Nordmann as a Director	Management	For	*
of the Company, who retires in accordance with
the Company s Article of Association

4. Re-elect Dr. Barry John Price as a Director	Management	For	*
of the Company

5. Re-appoint Deloitte & Touche LLP as the Auditors	Management	For	*
of the Company to hold office from the conclusion
of the meeting to the conclusion of the next
meeting at which accounts are laid before the
Company

6. Authorize the Audit Committee of the Board to	Management	For	*
determine the remuneration of the meeting

7. Approve the Directors remuneration report for	Management	For	*
the FYE 31 DEC 2004

8. Authorize the Directors, in substitution for	Management	For	*
all existing authority and for the purpose
of Section 80 of the Companies Act 1985 the
Act , to exercise all or any of the powers
of the Company to allot relevant securities
Section 80(2) up to an aggregate nominal
amount of GBP 8,203,026; Authority expires
at the conclusion of the AGM of the Company
in 2006 or 12 months from the date of the passing
of this resolution ; and the Directors may
allot relevant securities after the expiry
of this authority in pursuance of such an offer
or agreement made prior to such expiry

S.9 Authorize the Directors, in substitution for	Management	For	*
any existing authority, subject to the passing
of previous resolution and pursuant to Section
95 of the Act 1985, to allot equity securities
Section 94(2) of the Act for cash pursuant
to the authority conferred by the previous
resolution, disapplying the statutory pre-emption
rights Section 89(1) , provided that this
power is limited to the allotment of equity
securities: a) in connection with a rights
issue in favor of ordinary shareholders excluding
any shareholders holding shares as treasury
shares ; and b) up to an aggregate nominal
amount of GBP 1,230.577; Authority expires
the earlier of the conclusion of the AGM of
the Company in 2006 or 12 months ; and the
Directors may allot sequity securities after
the expiry of this authority in pursuance of
such an offer or agreement made prior to such
expiry

S.10 Authorize the Company, in accordance with Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163(3) of the Act of ordinary
shares in the capital of the Company of up
to 49,223,083 ordinary shares 10% of the issued
share capital of 5p each in the capital of
the Company, at a minimum price of 5p and is
equal to 5% above the average middle market
quotation for an ordinary shares in the Company
derived from the London Stock Exchange Daily
Official List, for the 5 business days preceding
the date of purchase; Authority expires at
the conclusion of the AGM of the Company in
2006 or 12 months ; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly
or partly after such expiry

11. Authorize the Company, for the purposes of Section	Management	For	*
347c of the Companies Act 1985, to make donations
to EU political organization and to incur EU
political expenditure up to a maximum aggregate
amount of GBP 25,000; Authority expires at
the conclusion of the AGM in 2006 or 15 months

SK TELECOM CO., LTD.			Agenda Number: 932266655
Security: 78440P108			Meeting Type: Annual
Ticker: SKM			Meeting Date: 11-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 APPROVAL OF THE BALANCE SHEET, THE STATEMENT	Management	For	For
OF INCOME, AND THE STATEMENT OF APPROPRIATION
OF RETAINED EARNINGS OF THE 21ST FISCAL YEAR,
AS SET FORTH IN THE COMPANY S AGENDA.

02 APPROVAL OF THE AMENDMENT OF THE ARTICLES OF	Management	For	For
INCORPORATION, AS SET FORTH IN THE COMPANY
S AGENDA.

03 APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION	Management	For	For
OF DIRECTORS, AS SET FORTH IN THE COMPANY S
AGENDA.

4A APPROVAL OF THE APPOINTMENT OF DIRECTORS, AS	Management	For	For
SET FORTH IN THE COMPANY S AGENDA.

4B APPROVAL OF THE APPOINTMENT OF OUTSIDE DIRECTORS	Management	For	For
WHO WILL NOT BE AUDIT COMMITTEE MEMBERS, AS
SET FORTH IN THE COMPANY S AGENDA.

4C APPROVAL OF THE APPOINTMENT OF OUTSIDE DIRECTORS	Management	For	For
WHO WILL BE AUDIT COMMITTEE MEMBERS, AS SET
FORTH IN THE COMPANY S AGENDA.

SMITHS GROUP			Agenda Number: 700602596
Security: G82401103			Meeting Type: AGM
Ticker:			Meeting Date: 16-Nov-2004
ISIN: GB0008182700

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Adopt the reports of the Directors and the Auditors	Management	For	*
and the audited accounts for the YE 31 JUL
2004

2. Approve the Directors remuneration report for	Management	For	*
the YE 31 JUL 2004

3. Declare a final dividend on the ordinary shares	Management	For	*

4. Re-appoint Sir Nigel Broomfield as a Director	Management	For	*

5. Re-appoint Mr. J. Langston as a Director	Management	For	*

6. Re-appoint Mr. D.P. Lillycrop as a Director	Management	For	*

7. Re-appoint Mr. E. Lindh as a Director	Management	For	*

8. Re-appoint Mr. A. M. Thomsom as a Director	Management	For	*

9. Re-appoint Mr. D.H. Brydon as a Director	Management	For	*

10. Re-appoint Mr. D. J. Challen as a Director	Management	For	*

11. Re-appoint Mr. P.J. Jackson as a Director	Management	For	*

12. Re-appoint Lord Robertson as a Director	Management	For	*

13. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors

14. Authorize the Directors to determine the remuneration	Management	For	*
of the Auditors

15. Authorize the Directors, in substitution of	Management	For	*
the existing authorities Section 80 and in
accordance with the Article 6 of the Articles
of Association of the Company, to allot relevant
securities, not exceeding the aggregate of
GBP 46,811,832; Authority expires at the end
of 5 years

S.16 Authorize the Directors, in substitution of	Management	For	*
existing authorities Section 95 , in accordance
with the Article 7 of the Company s Articles
of Association and in accordance with Section
94(3A) of the Act, to allot equity securities
for cash, disapplying the statutory pre-emption
rights Section 89(1) of the Act , provided
that the power is limited to the allotment
of equity securities other than in connection
with a rights issue having a maximum nominal
amount of GBP 7,021,774; Authority expires
at the end of 5 years

S.17 Authorize the Company, in accordance with the	Management	For	*
Article 11 of the Articles of Association of
the Company, to make market purchases Section
163 of the Companies Act 1985 of up to 56,174,198
ordinary shares of 25p each in the capital
of the Company, at a minimum price of 25p and
up to 105% of the average middle market quotations
for such shares derived from the London Stock
Exchange Daily Official List, over the previous
5 business days; Authority expires at the
conclusion of the next general meeting of the
Company ; the Company, before the expiry, may
make a contract to purchase ordinary shares
which will or may be executed wholly or partly
after such expiry

18. Authorize the Smiths Group PLC and each and	Management	For	*
every subsidiary Company of Smiths Group PLC
50% or more of the voting rights are owned
directly or indirectly by Smiths Group plc
to make donations to EU political organizations
and incur political expenditure provided that
the amount of any such donations and/or expenditure
in aggregate shall not exceed GBP 100,000 per
annum; Authority expires at the end of 4 years

19. Adopt the Smiths Group Performance Share Plan	Management	For	*
the Performance Share Plan and authorize
the Directors to do all such acts and things
as they may consider appropriate to implement
the Performance Share Plan; and authorize the
Directors to vote as Directors and be counted
in any quorum on any matter connected with
the Performance Share Plan, notwithstanding
that they may be interested in the same, save
that no Director may vote or be counted in
the quorum on any matter solely concerning
his own participation therein and that any
prohibition on the Directors voting shall
be suspended to this extent accordingly

20. Adopt the Smiths Group Co-Investment Plan the	Management	For	*
Co-Investment Plan and authorize the Directors
to do all such acts and things as they may
consider appropriate to implement the Co-Investment
Plan; and authorize the Directors to vote as
the Directors and be counted in any quorum
on any matter connected with the Co-Investment
Plan, notwithstanding that they may be interested
in the same, save that no Director may vote
or be counted in the quorum on any matter solely
concerning his own participation therein and
that any prohibition on the Directors voting
shall be suspended to this extent accordingly

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

SONY CORP			Agenda Number: 700734242
Security: J76379106			Meeting Type: OGM
Ticker:			Meeting Date: 22-Jun-2005
ISIN: JP3435000009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

Receive the reports on the business report,	Non-Voting	No vote
consolidated balance sheet, consolidated statement
of income and audit reports on the consolidated
financial statements by the Accounting Auditors
Certified Public Accountants and the Audit
Committee for the FYE 31 MAR 2005 from 01
APR 2004 to 31 MAR 2005 pursuant to the Commercial
Code and the Law for Special Exceptions to
the Commercial Code concerning Audit, etc.
of Kabushiki-Kaisha the Audit Special Exceptions
Law

Receive the reports on non-consolidated balance	Non-Voting	No vote
sheet, non-consolidated statement of income
and appropriation of non-consolidated retained
earnings on a parent Company basis for the
FYE 31 MAR 2005 from 01 APR 2004 to 31 MAR
2005 pursuant to the Commercial Code and the
Audit Special Exceptions Law

1. Amend a part of the Articles of Incorporation	Management	For	*

2.1 Elect Mr. Howard Stringer as a Director	Management	For	*

2.2 Elect Mr. Ryoji Chubachi as a Director	Management	For	*

2.3 Elect Mr. Katsumi Ihara as a Director	Management	For	*

2.4 Elect Mr. Akishige Okada as a Director	Management	For	*

2.5 Elect Mr. Hirobumi Kawano as a Director	Management	For	*

2.6 Elect Mr. Yotaro Kobayashi as a Director	Management	For	*

2.7 Elect Mr. Sakie T. Fukushima as a Director	Management	For	*

2.8 Elect Mr. Yoshihiko Miyauchi as a Director	Management	For	*

2.9 Elect Mr. Yoshiaki Yamauchi as a Director	Management	For	*

2.10 Elect a Director	Management	For	*

2.11 Elect a Director	Management	For	*

2.12 Elect a Director	Management	For	*

3. Approve to issue acquisition rights for shares	Management	For	*
of common stock of the Corporation for the
purpose of granting stock options

4. PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:	Shareholder	For	*
Amend the Article of Incorporation with respect
to the disclosure to shareholders regarding
remuneration paid to each Director

STANDARD CHARTERED PLC			Agenda Number: 700662819
Security: G84228157			Meeting Type: AGM
Ticker:			Meeting Date: 05-May-2005
ISIN: GB0004082847

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the annual report and the accounts for	Management	For	*
the YE 31 DEC 2004

2. Declare a final dividend of 40.44 US cents per	Management	For	*
ordinary share for the YE 31 DEC 2004

3. Approve the Directors remuneration report for	Management	For	*
the YE 31 DEC 2004

4. Elect Miss V.F. Gooding as a Non-Executive Director	Management	For	*
by the Board during the year

5. Elect Mr. O.H.J. Stocken as a Non-Executive	Management	For	*
Director by the Board during the year

6. Re-elect Sir C. K. Chow as a Non-Executive Director,	Management	For	*
who retires by rotation

7. Re-elect Mr. Ho KwonPing as a Non-Executive	Management	For	*
Director, who retires by rotation

8. Re-elect Mr. R.H. Meddings as an Executive Director,	Management	For	*
who retires by rotation

9. Re-elect Mr. K.S. Nargolwala as an Executive	Management	For	*
Director, who retires by rotation

10. Re-elect Mr. H.E Norton as a Non-Executive Director,	Management	For	*
who retires by rotation

11. Re-appoint KPMG Audit PLC as the Auditor to	Management	For	*
the Company until the end of next year s AGM

12. Authorize the Board to set the Auditor s fees	Management	For	*

13. Authorize the Board, as defined in the Companies	Management	For	*
Act 1985, limited to: a) the allotment of relevant
securities up to a total nominal value of USD
129,701,049 being not greater than 20% of
the issued ordinary share capital of the Company
as at the date of this resolution b) the allotment
when combined with any allotment made as specified
of relevant securities up to a total nominal
value of USD 233,412,206 in connection with:
i) an offer of relevant securities open for
a period decided on by the Board: A) to ordinary
shareholders on the register on a particular
date excluding any holder holding shares as
treasury shares , in proportion as nearly
as may be to their existing holdings for
this purpose both any holder holding shares
as treasury shares and the treasury shares
held by him ; and B) to people who are registered
on a particular date as holders of other classes
of equity securities excluding any holder
holding shares as treasury shares , if this
is required by the rights of those securities
or, if the Board considers it appropriate,
as permitted by the rights of those securities;
and so that the Board may impose any limits
or restrictions and make any arrangements which
it considers necessary or appropriate to deal
with fractional entitlements, legal, regulatory
or practical problems in, or under the laws
of, any territory or any other matter (ii)
a scrip dividend scheme or similar arrangement
implemented in accordance with the Articles
of Association of the Company; and iii) the
issue of or shares in respect of exchangeable
securities issued by the Company or any of
its subsidiary undertakings prior to the date
of this meeting; c) the allotment of relevant
securities pursuant to the terms of any existing
share scheme of the Company or any of its subsidiary
undertakings adopted prior to the date of this
meeting; d) in substitution for the authority
to allot non-cumulative preference shares of
GBP 1.00 each catering preference shares is
granted in 2000 the allotment of sterling
preference shares up to a total nominal value
of GBP 304,715,000; e) on substitution for
the authority to allot non-cumulative preference
shares of USD 5.00 each dollar & preference
shares granted in 2001 the allotment of dollar
preference shares up to a total nominal value
of USD 1,498,358,060; and f) in substitution
for the authority to allot non-cumulative preference
shares of EUR 1.000 each euro preference shares
granted in 2000 the allotment of euro preference
shares up to a total nominal value of EUR 1,000,000,000,
such authorities to apply in the case of a)
b) and c) for the period from 05 MAY 2005 until
the earlier of the end of next year s AGM and
04 AUG 2006 and in the case of d), e) and f)
from 05 MAY 2005 to 05 MAY 2010 unless previously
cancelled or varied by the Company in general
meeting but, in each such case, so that the
Company may make offers end enter into agreements
during the relevant period which would, or
might, require relevant securities to be allotted
after the authority ends and the Board may
allot relevant securities under any such offer
or agreement, as if the authority had not ended

14. Authorize the Board to allot relevant securities	Management	For	*
up to a total nominal value of USD 129,701,049
pursuant to paragraph a) of Resolution 13 be
extended by the addition of such number of
ordinary shares of USD 0.50 each representing
the nominal amount of the Company s share capital
repurchased by the Company under the authority
granted pursuant to Resolution 16

S.15 Approve that, if Resolution 13 is passed as	Management	For	*
an ordinary resolution, the Board be given
power to allot equity securities as defined
in the Companies Act 1986 for cash under the
authority given by that resolution and/or where
the allotment constitutes an allotment of equity
securities by virtue of Section 94(3A) of the
Companies Act 1985, free of the restriction
in Section 89(1) of the Companies Act 1985,
such power to be limited to: a) the allotment
of equity securities in connection with en
offer of equity securities open for a period
decided on by the Board: i) to ordinary shareholders
on the register on a particular date excluding
any holder holding shares as treasury shares
, in proportion to their existing holdings
Ignoring for this purpose both any holder
holding shares as treasury shares and the treasury
shares held by him ; and ii) to people who
are registered on a particular date as holders
of other classes of equity securities excluding
any holder holding shares as treasury shares
, if this is required by the rights of those
securities or; if the Board considers it appropriate,
as permitted by the rights of those securities,
and so that the Board may impose any limits
or restrictions and make any arrangements which
it considers necessary or appropriate to deal
fractional entitlements, legal, regulatory
or practical problems in, or under the laws
of, any territory or any other matter; and
b) the allotment otherwise than under a) above
of equity securities up to a total nominal
value of USD 32,425,262; Authority expires
to apply from 05 MAY 2005 until the of the
end of next years AGM and 04 AUG 2006 unless
previously cancelled or varied by the Company
in general meeting, but during this period
the Company may make offers, and enter into
agreements, which would, or might, require
equity securities to be allotted after the
power ends and the Board may allot equity securities
under any such offer or agreement as if the
power had not ended

S.16 Authorize the Company, generally and without	Management	For	*
conditions, to make market purchases as defined
in the Companies Act 1985 of its ordinary
shares of USD 0.50 each provided that: a) the
Company does not purchase more than 129,701,049
shares under this authority b) the Company
does not pay less for each share than USD 0.50
or the equivalent in the currency in which
the purchase is made, calculated by reference
to a spot exchange rate for the purchase of
US dollars with such other currency as displayed
on the appropriate page of the Reuters screen
at or around 11 .00 am (London time) on the
business day before the day the Company agrees
to buy the shares ; and c) the Company does
not pay more for each share than 5% over the
average of the middle market prices of the
ordinary shares according to the Daily Official
list of the London Stock Exchange for the five
business days immediately before the date on
which the Company to buy the shares; Authority
expires earlier to apply from 05 MAY 2005 until
the the end of next year s AGM and 04 AUG 2006
unless previously cancelled or varied by the
Company general meeting, but during this period
the Company may agree to purchase shares where
the purchase may not be completed (fully or
partly) until after the authority ends and
may make a purchase of ordinary shares in accordance
with any such agreement as if the authority
had not ended

S.17 Authorize the Company, generally and without	Management	For	*
conditions, to make market purchases as defined
in the Companies Act 1985 of up to 328,388
dollar preference shares and up to 195,285,000
starling preference shares provided that: a)
the Company does not pay less for each share
(before expenses) than the nominal value of
the share or the equivalent in the currency
in which the purchase is made, calculated by
reference to the spot exchange rate for the
purchase of the currency in which the relevant
share is denominated with such other currency
as displayed on the appropriate page of the
Reuters screen at or around 11.00 am (London
time) on the business day before the day the
Company agrees to buy the shares ; and b) the
Company does not pay more: i) for each sterling
preference share than 25 % over the average
of the middle market prices of such shares
according to the daily official list of the
London Stock Exchange for the ten business
days immediately before the date on which the
Company agrees to buy the shares; and ii) for
each dollar preference share before expenses
25% over the average of the middle market prices
of such shares according to the daily official
list of the London Stock Exchange for the ten
business days immediately before the date on
which the Company agrees to buy the shares;
Authority expires earlier to apply from 05
MAY 2005 until the end of next year s AGM and
04 AUG 2006 unless previously cancelled or
varied by the Company in general meeting, but
during this period the Company may agree to
purchase shares where the purchase may not
be completed (fully or partly) until after
the authority ends and may make a purchase
of shares in accordance with any such agreement
as if the authority had not ended

S.18 Approve to adopt the new Articles of Association	Management	For	*
of the Company

STORA ENSO OYJ, HELSINKI			Agenda Number: 700649330
Security: X21349117			Meeting Type: AGM
Ticker:			Meeting Date: 22-Mar-2005
ISIN: FI0009005961

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR
ADP TO LODGE YOUR VOTE. THANK YOU.

1.1 Adopt the accounts	Management	No vote

1.2 Approve the actions on profit or loss and to	Management	No vote
pay a dividend of EUR 0.45 per share

1.3 Grant discharge from liability	Management	No vote

1.4 Approve the remuneration of the Board Members	Management	No vote

1.5 Approve the remuneration of the Auditors	Management	No vote

1.6 Approve the composition of the Board	Management	No vote

1.7 Elect the Auditors	Management	No vote

2. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	No vote
PROPOSAL: Appoint a Nomination Committee to
prepare proposals concerning: a) the number
of Members of the Board of Directors; b) the
Members of the Board of Directors; c) the remuneration
for the Chairman, Vice Chairman and Members
of the Board of Directors; and d) the remuneration
for the Chairman and Members of the Committees
of the Board of Directors

3. Approve to reduce the share capital by not more	Management	No vote
than EUR 70,890,000 through the cancellation
of not more than 9,000,000 Series A shares
held by the Company and not more than 32,700,000
Series R shares held by the Company

4. Authorize the Board of Directors to use the	Management	No vote
distributable equity of the Company to repurchase
shares in the Company provided that the number
of Series A shares and Series R shares to be
repurchased shall be proportionate to the total
number of issued and existing Series A and
Series R shares; not the number of repurchased
Series A shares shall not be more than 5% of
the total number of Series A shares in the
Company at the time of the AGM and the total
number of repurchased Series R shares not more
than 5% of the total number of Series R shares
in the Company at the time of the AGM; and
to decide on other terms and conditions relating
to the repurchase of its own shares; Authority
expires on 21 MAR 2006

5. Authorize the Board to dispose of Series A and	Management	No vote
Series R shares in the Company held by the
same up to a maximum number of shares corresponding
to the maximum numbers set forth above with
respect to the authorization to repurchase
the Company s own shares; to decide to whom
and in which manner to dispose of the shares
in the Company; to decide on the sales price
or other consideration for the shares as well
as on the basis for the determination of such
consideration and the shares can be disposed
of for other consideration than cash; and to
decide on all other terms and conditions of
the disposal; Authority expires on 21 MAR
2006

6. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	No vote
PROPOSAL: Approve that Finland Stora Enso Oyj,
in its wood procurement, commits itself to
socially, ecologically and economically sustainable
principles by specifying in its purchases from
the Finnish state enterprise Metsahallitus
that wood shall not be procured from specific
restricted forest areas in the Lapp people
s native locality in Inari that are considered
especially valuable for reindeer herding as
reindeer grazing forest areas; and that Stora
Enso continues its normal wood procurement
from privately-owned forests in the Inari area
and from Metsahallitus s areas other than the
restricted reindeer grazing forest areas marked
on the maps by Inari reindeer herding co-operatives

STORA ENSO OYJ, HELSINKI			Agenda Number: 700651448
Security: X21349117			Meeting Type: AGM
Ticker:			Meeting Date: 22-Mar-2005
ISIN: FI0009005961

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
219507 DUE TO CHANGE IN THE NUMBER OF RESOLUTIONS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
TO LODGE YOUR VOTE. THANK YOU.

1.1 Receive the annual accounts, the annual report	Non-Voting	No vote
and the Board report

1.2 Receive the Auditor s report	Non-Voting	No vote

1.3 Approve the financial statements and the statutory	Management	For	*
reports for the FY in review

1.4 Approve the Company s allocation of income and	Management	For	*
dividends of EUR 376.8 million USD 513.2 million
, equaling a payout ratio of 50% and representing
dividend of EUR 0.45 USD 0.61 per share

1.5 Grant discharge to the Board of Directors and	Management	For	*
the President for the FY in review

1.6 Approve to determine the number of Directors	Management	For	*
of the Board to 10

1.7 Approve to fix the number of the Auditors at	Management	For	*
1

1.8 Approve the remuneration of the Board of Directors	Management	For	*
and the Auditors

1.9 Re-elect Mr. Lee A. Chaden, Mr. Claes Dahlback,	Management	For	*
Mr. Harald Einsmann, Mr. Jukka Harmala, Mr.
Likka Niemi, Mr. Jan Sjoqvist, Mr. Marcus Wallenberg
be re-elected and Mr. Gunnar Brock, Mr. Birgitta
Kantola and Mr. Matti Vuoria be elected new
Board Members

1.10 Approve PricewaterhouseCoopers as the Company	Management	For	*
s Independent Auditor for the year 2005

1.11 Other business	Non-Voting	No vote

2. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS	Shareholder	Against *	Against *
PROPOSAL: Approve to establish a Nominating
Committee to prepare proposals for nominees
to the Board of Directors as well as their
remuneration for the following AGM

3. Approve EUR 70.9 million reduction in the share	Management	For	*
capital through share cancellation, by canceling
9 million Series A shares and 32.7 million
Series R shares repurchased in connection with
an earlier buyback authorization and reduce
its capital by a corresponding amount; the
amount of capital that may be cancelled is
limited to 5%

4. Authorize the Management Board to purchase the	Management	For	*
Company shares until the next AGM and allow
for the purchase of the shares at a price quoted
on the date of acquisition with a deviation
of up to 10%

5. Authorize the Board to issue the shares repurchased	Management	For	*
under the previous resolutions as new shares
without preemptive rights

6. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDERS	Shareholder	Against *	Against *
PROPOSAL: Approve the Wood Procurement Policy

SUEZ, NANTERRE			Agenda Number: 700668190
Security: F90131115			Meeting Type: MIX
Ticker:			Meeting Date: 13-May-2005
ISIN: FR0000120529

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

PLEASE NOTE THAT THE MEETING HELD ON 03 MAY	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 13 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

O.1 Receive the report of the Board of Directors	Management	For	*
and the general report of the Statutory Auditors
and approve the financial statements and the
balance sheet for the YE 31 DEC 2004

O.2 Approve the financial statements showing a net	Management	For	*
profit of EUR 1,743,540,312.88 and acknowledge:
distributable profits: EUR 1,740,685,782.88
prior retained earnings: EUR (-) 2,854,530.00;
the appropriation as follows: statutory dividend:
EUR 102,046,538.60; additional dividend: EUR
714,325,770.20; total distribution: EUR 816,372,308.80;
carry forward account: EUR 924,313,474.08;
the shareholders will receive a net dividend
of EUR 0.80 per share; this dividend will be
paid on 16 MAY 2005

O.3 Approve to transfer an amount of EUR 15,671,320.91	Management	For	*
charged to the special reserve on long-term
capital gains account to the various reserves
account, an amount of EUR 96,213,475.12 charged
to the merger premium account will be transferred
to the other reserves account and an amount
of EUR 2,854,530.00 charged to the other reserves
account will be transferred to the retained
earnings account

O.4 Receive the special report of the Auditors on	Management	For	*
agreements governed by Articles L.225-38 and
L.225.86 of the French Commercial Code and
approve the agreements referred to therein

O.5 Receive the reports of the Board of Directors	Management	For	*
and the Statutory Auditors and approve the
consolidated financial statements for the said
FY

O.6 Approve to renew the term of office of Mr. Paul	Management	For	*
Desmarais Jr. as a Director for a period of
4 years

O.7 Approve to renew the term of office of Mr. Gerard	Management	For	*
Mestrallet as a Director for a period of 4
years

O.8 Approve to renew the term of office of Mr. Lord	Management	For	*
Simon of Highbury as a Director for a period
of 4 years

O.9 Appoint Mr. Richard Goblet D Alviella as a Director	Management	For	*
for a period of 4 years

O.10 Approve to renew the term of office of Deloitte	Management	For	*
and Associes Company, as the Statutory Auditor,
for a period of 6 years

O.11 Appoint the Beas Company as the Deputy Auditor	Management	For	*
for a period of 6 years

O.12 Appoint Mr. Francis Gidoin, as a Deputy Auditor,	Management	For	*
for a period of 4 years

O.13 Authorize the Board of Directors, in substitution	Management	For	*
to the authority given under Resolution 12
of the general meeting held on 27 APR 2004,
to trade in the Company s shares on the stock
market, as per the following conditions: maximum
purchase price: EUR 36.00, minimum sale price:
EUR 16.00, maximum number of shares to be traded:
10% of the share capital; Authority expires
at the end of 18 months ; and to take all necessary
measures and accomplish all necessary formalities

O.14 Authorize the Board of Directors to reduce the	Management	For	*
share capital by cancelling the shares held
by the Company in connection with a Stock Repurchase
Plan, provided that the total number of shares
cancelled does not exceed 10% of the capital
per period of 24 months; Authority expires
at the end of 18 months ; the present delegation
cancels and replaces, for the period unused,
the delegation set forth in Resolution Number
15 and given by the general meeting of 27 APR
2004; and to take all necessary measures and
accomplish all necessary formalities

O.15 Authorize the Board of Directors to increase,	Management	For	*
in one or more transactions, in France or abroad,
the share capital, without shareholders subscription
right, provided that the maximum nominal amount
shall not exceed EUR 30,000,000.00, by way
of issuing shares to the profit of spring multiple
2005 S.C.A.; Authority expires at the end
of 1 year ; and to take all necessary measures
and accomplish all necessary formalities

E.16 Authorize the Board of Directors to freely allocate,	Management	Against *	Against *
in one or more transactions, Company s existing
shares or to be issued, to the profit of the
Company and its subsidiaries employees, it
being provided that the total number of shares
shall not exceed 1% of the registered capital;
Authority expires at the end of 26 months
; and to take all necessary measures and accomplish
all necessary formalities

O.17 Grant all powers to the bearer of a copy or	Management	For	*
an extract of the minutes of this meeting in
order to accomplish all formalities, filings
and registrations prescribed by Law

SWIRE PACIFIC LTD			Agenda Number: 700697165
Security: Y83310105			Meeting Type: AGM
Ticker:			Meeting Date: 12-May-2005
ISIN: HK0019000162

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Declare final dividends	Management	For	*

2.1 Re-elect Mr. M. Cubbon as a Director	Management	For	*

2.2 Re-elect Mr. Baroness Dunn as a Director	Management	Against *	Against *

2.3 Re-elect Mr. C. Lee as a Director	Management	For	*

2.4 Elect Mr. C.C. Sze as a Director	Management	For	*

2.5 Elect Mr. V.H.C. Cheng as a Director	Management	For	*

3. Re-appoint PricewaterhouseCoopers as the Auditors	Management	For	*
and authorize the Directors to fix their remuneration

4. Grant a general mandate for share repurchase	Management	For	*

5. Grant a general mandate to issue and dispose	Management	Against *	Against *
of additional shares in the Company

6. Approve to add shares repurchased to the general	Management	For	*
mandate to issue and dispose of shares in the
Company

TAKEDA PHARMACEUTICAL CO LTD			Agenda Number: 700740194
Security: J8129E108			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3463000004

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	For	*
- Ordinary Dividend 44 yen

2. Amend the Articles of Incorporation	Management	For	*

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

3.3 Elect a Director	Management	For	*

3.4 Elect a Director	Management	For	*

3.5 Elect a Director	Management	For	*

4. Appoint a Corporate Auditor	Management	For	*

5. Approve Provision of Retirement Allowance for	Management	Against *	Against *
Directors and Corporate Auditors

TARGET CORPORATION			Agenda Number: 932296850
Security: 87612E106			Meeting Type: Annual
Ticker: TGT			Meeting Date: 18-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
ROXANNE S. AUSTIN	Management	For	For
JAMES A. JOHNSON	Management	For	For

02 APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT	Management	For	For
REGISTERED PUBLIC ACCOUNTING FIRM.

TELEFONICA SA			Agenda Number: 700707663
Security: E90183182			Meeting Type: OGM
Ticker:			Meeting Date: 30-May-2005
ISIN: ES0178430E18

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM, THERE WILL BE A SECOND CALL ON
31 MAY 2005 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE
AGENDA IS AMENDED. PLEASE ALSO BE ADVISED THAT
ADDITIONAL INFORMATION CONCERNING TELEFONICA
SA CAN ALSO BE VIEWED ON THE COMPANY S WEBSITE:
http://www.telefonica.es. THANK YOU.

1. Examination and approval, if applicable, of	Management	For	*
the Annual Accounts and Management Report of
Telefonica, S.A. and its Consolidated Group
of Companies, as well as the proposal for the
application of the results of Telefonica, S.A.,
and that of the management of the Company s
Board of Directors, all for the 2004 financial
year.

2. Shareholder remuneration: A) Distribution of	Management	For	*
dividends with a charge to the Additional Paid-
in capital reserve and B) Extraordinary non-cash
distribution of additional paid- in capital.

3. Examination and approval, if applicable, of	Management	For	*
the Proposed Merger of Telefonica, S.A. and
Terra Networks, S.A. and approval, as the Merger
Balance Sheet, of Telefonica, S.A. s Balance
Sheet closed on December 31, 2004. Approval
of merger between Telefonica, S.A. and Terra
Networks, S.A. by means of the absorption of
the latter by the former, with the extinction
of Terra Networks, S.A. and the en bloc transfer
of all of its assets and liabilities to Telefonica,
S.A., with the provision that the exchange
shall be satisfied through the delivery of
treasury shares of Telefonica S.A., all in
accordance with the provisions of the Merger
Plan. Application of the special tax regime
set forth in Chapter VIII of Title VII of the
Restated Text of the Corporate Income Tax Law
in connection with the merger. Establishment
of procedures to facilitate the exchange of
shares. Delegation of powers.

4. Appointment of Directors.	Management	For	*

5. Designation of the Accounts Auditor for Telefonica,	Management	For	*
S.A. and its Consolidated Group of Companies,
under the provisions of article 42 of the Spanish
Commerce Code (Codigo de Comercio) and article
204 of the Spanish Corporations Act (Ley de
Sociedades Anonimas).

6. Authorization for the acquisition of treasury	Management	For	*
stock, directly or through Group companies.

7. Reduction of share capital through the amortizing	Management	For	*
of treasury stock, with the exclusion of the
right to opposition by creditors, through the
redrafting of the article in the Bylaws that
refers to the share capital.

8. Delegation of powers to formalize, construe,	Management	For	*
correct and execute the resolutions adopted
by the Annual General Shareholders Meeting.

TELENOR ASA			Agenda Number: 700708704
Security: R21882106			Meeting Type: AGM
Ticker:			Meeting Date: 20-May-2005
ISIN: NO0010063308

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
TO LODGE YOUR VOTE.

1. Approve the notice of the AGM	Management	For	*

2. Elect a representative to sign the minutes of	Management	For	*
the AGM together with the Chairman of the meeting

3. Approve the annual accounts and the annual report	Management	For	*
for the FY 2004 and a dividend of NOK 1.50
per share be paid

4. Approve the remuneration to the Company s Auditor	Management	For	*

5. Approve to reduce the share capital by canceling	Management	For	*
of own shares as well as redemption of shares
owned by the Kingdom of Norway through the
Ministry of Trade and Industry

6. Authorize the Board to acquire the own shares	Management	For	*

7. Elect the shareholder representatives and deputy	Management	For	*
shareholder representatives to the Corporate
Assembly

8. Approve to determine the remuneration to the	Management	For	*
Members of the Corporate Assembly

9. Elect the Members to the Election Committee	Management	For	*

TEMPLE-INLAND INC.			Agenda Number: 932265855
Security: 879868107			Meeting Type: Annual
Ticker: TIN			Meeting Date: 06-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
AFSANEH M. BESCHLOSS	Management	For	For
JEFFREY M. HELLER	Management	Withheld	Against
W. ALLEN REED	Management	For	For

02 PROPOSAL TO RATIFY THE SELECTION OF ERNST &	Management	For	For
YOUNG LLP AS REGISTERED INDEPENDENT PUBLIC
ACCOUNTING FIRM OF TEMPLE-INLAND INC. FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2005.

TENET HEALTHCARE CORPORATION			Agenda Number: 932312008
Security: 88033G100			Meeting Type: Annual
Ticker: THC			Meeting Date: 26-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
TREVOR FETTER	Management	For	For
BRENDA J. GAINES	Management	For	For
KAREN M. GARRISON	Management	For	For
EDWARD A. KANGAS	Management	For	For
J. ROBERT KERREY	Management	For	For
FLOYD D. LOOP, M.D.	Management	For	For
RICHARD R. PETTINGILL	Management	For	For
JAMES A. UNRUH	Management	For	For
J. MCDONALD WILLIAMS	Management	For	For

02 PROPOSAL TO APPROVE THE THIRD AMENDED AND RESTATED	Management	For	For
2001 STOCK INCENTIVE PLAN.

03 PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP	Management	For	For
AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
FOR THE YEAR ENDING DECEMBER 31, 2005.

THE DIRECTV GROUP, INC.			Agenda Number: 932327504
Security: 25459L106			Meeting Type: Annual
Ticker: DTV			Meeting Date: 01-Jun-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
RALPH F. BOYD, JR.	Management	For	For
JAMES M. CORNELIUS	Management	For	For
DAVID F. DEVOE	Management	Withheld	Against

02 RATIFICATION OF APPOINTMENT OF INDEPENDENT PUBLIC	Management	For	For
ACCOUNTANTS

THE DOW CHEMICAL COMPANY			Agenda Number: 932286809
Security: 260543103			Meeting Type: Annual
Ticker: DOW			Meeting Date: 12-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JACQUELINE K. BARTON	Management	For	For
ANTHONY J. CARBONE	Management	For	For
BARBARA H. FRANKLIN	Management	For	For
ANDREW N. LIVERIS	Management	For	For
HAROLD T. SHAPIRO	Management	For	For

02 RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT	Management	For	For
REGISTERED PUBLIC ACCOUNTING FIRM.

03 STOCKHOLDER PROPOSAL ON CERTAIN TOXIC SUBSTANCES.	Shareholder	Against	For

TIME WARNER INC.			Agenda Number: 932306120
Security: 887317105			Meeting Type: Annual
Ticker: TWX			Meeting Date: 20-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JAMES L. BARKSDALE	Management	For	For
STEPHEN F. BOLLENBACH	Management	Withheld	Against
STEPHEN M. CASE	Management	Withheld	Against
FRANK J. CAUFIELD	Management	For	For
ROBERT C. CLARK	Management	Withheld	Against
JESSICA P. EINHORN	Management	For	For
MILES R. GILBURNE	Management	Withheld	Against
CARLA A. HILLS	Management	Withheld	Against
REUBEN MARK	Management	For	For
MICHAEL A. MILES	Management	For	For
KENNETH J. NOVACK	Management	Withheld	Against
RICHARD D. PARSONS	Management	For	For
R.E. TURNER	Management	For	For
FRANCIS T. VINCENT, JR.	Management	Withheld	Against
DEBORAH C. WRIGHT	Management	For	For

02 RATIFICATION OF AUDITORS.	Management	Against	Against

03 STOCKHOLDER PROPOSAL REGARDING PAY COMPARISON.	Shareholder	Against	For

TOTAL SA			Agenda Number: 700693319
Security: F92124100			Meeting Type: MIX
Ticker:			Meeting Date: 17-May-2005
ISIN: FR0000120271

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THE MEETING HELD ON 28 APR	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 17 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 221443, DUE TO CHANGE ADDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

o.1 Receive the report of the Board of Directors	Management	No vote
and the general report of the Statutory Auditors;
approve the financial statements and the balance
sheet for the year 2004

o.2 Approve the consolidated financial statements	Management	No vote
for the said FY

o.3 Approve the profits for the FY : EUR 3,443,251,656.00	Management	No vote
prior retained earnings: EUR 1,355,570,990.00
distributable profits : EUR 4,798,822,646.00
appropriation to: global dividend: EUR 3,429,081,583.00
carry forward account: EUR 1,369,741,063.00
a dividend of EUR 5.40 will be paid; and to
pay the interim dividend of EUR 2.40 on 24
NOV 2004 giving the right to a tax credit;
the remaining dividend of EUR 3.00 will be
paid on 24 MAY 2005

o.4 Receive the special report of the Auditors on	Management	No vote
the agreements governed by the Article L.225-38
of the French Commercial Code; approve the
said report and the agreements referred to
therein

o.5 Authorize the Board of Directors to trade in	Management	No vote
the Company s shares on the stock market as
per the following conditions: maximum purchase
price: EUR 250.00, maximum number of shares
to be traded: 10% of the total number of shares
comprising the share capital; Authority expires
at the end of 18 months ; it cancels and replaces
for the period unused thereof, the delegation
set forth in Resolution No. 5 at the CGM of
14 MAY 2004; authorize the Board of Directors
to take all necessary measures and accomplish
all necessary formalities

O.6 Approve to renew the term of office of Mr. Paul	Management	No vote
Desmarais Jr. as a Director for a period of
3 years

O.7 Approve to renew the term of office of Mr. Bertrand	Management	No vote
Jacquillat as a Director for a period of 3
years

O.8 Approve to renew the term of office of Mr. Maurice	Management	No vote
Lippens as a Director for a period of 3 years

O.9 Appoint Lord Levene of Portsoken KBE as a Director	Management	No vote
for a period of 3 years

E.10 Authorize the Board of Directors to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 4,000,000,000.00, by way of issuing
with the shareholders preferential right of
subscription, Company s ordinary shares and
securities giving access to shares in the Company;
approve that the nominal value of debt securities
issued shall not exceed EUR 10,000,000,00.00;
Authority expires at the end of 26 months
; it cancels and replaces for the period unused
thereof all earlier authorizations; authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 1,800,000,000.00 by way of issuing with
waiver of the shareholders preferential rights,
Company s ordinary shares or securities giving
access to shares in the Company; approve that
the nominal value of debt securities issued
shall not exceed EUR 10,000,000,00.00; Authority
expires at the end of 26 months ; it cancels
and replaces for the period unused thereof
all earlier authorizations; authorize the Board
of Directors to take all necessary measures
and accomplish all necessary formalities

E.12 Authorize the Board of Directors to increase	Management	No vote
the share capital, in one or more transactions,
in favour of the Company s employees who are
members of a Company Savings Plan; Authority
expires at the end of 26 months and for an
amount which shall not exceed 1.50% of the
share capital ; it cancels and replaces for
the fraction unused, the delegation given for
a period of 5 years by the EGM of 14 MAY 2004;
authorize the Board of Directors to take all
necessary measures and accomplish all necessary
formalities

E.13 Authorize the Board of Directors to freely allocate	Management	No vote
in one or more transactions, Company s existing
shares or to be issued, to the profit of the
Company and its subsidiaries employees in
accordance with L.225-197-2 of the French Commercial
Code and officers, it being provided that the
total number of shares shall not exceed 1%
of the registered capital; Authority expires
at the end of 38 months ; authorize the Board
of Directors to take all necessary measures
and accomplish all formalities

PLEASE NOTE THAT THE BELOW RESOLUTION A IS NOT	Non-Voting	No vote
AGREED BY THE BOARD OF DIRECTORS. THANK YOU.

E.13A PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	No vote
Authorize the Board of Directors to freely
allocate in one or more transactions, Company
s existing shares or to be issued, to the profit
of the Company and its subsidiaries employees
in accordance with Article L.225-197-2 of the
French Commercial Code or to some categories
of them and officers, it being provided that
the total number of shares shall not exceed
1% of the registered

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

UBS AG			Agenda Number: 700667085
Security: H8920M855			Meeting Type: AGM
Ticker:			Meeting Date: 21-Apr-2005
ISIN: CH0012032030

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS THE PART II OF THE	Non-Voting	No vote
MEETING NOTICE SENT UNDER MEETING 213164, INCLUDING
THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
YOU.

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.

1. Approve the annual report, the Group and the	Management	For	*
parent Company accounts for 2004, the reports
of the Group and the Statutory Auditors

2. Approve the appropriation of the retained earnings,	Management	For	*
dividend for FY 2004

3. Grant discharge to the Members of the Board	Management	For	*
of Directors and the Group Executive Board

4.1.1 Re-elect Mr. Marcel Ospel as a Board Member	Management	For	*

4.1.2 Re-elect Mr. Lawrence A. Weinbach as a Board	Management	For	*
Member

4.2.1 Elect Mr. Marco Suter as a Board Member	Management	For	*

4.2.2 Elect Mr. Peter R. Voser as a Board Member	Management	For	*

4.3 Re-elect Ernst and Young Ltd, Basel as the Group	Management	For	*
and the Statutory Auditors

5.1 Approve the cancellation of shares repurchased	Management	For	*
under the 2004/2005 Share Buyback Program and
the respective amendment of Article 4 of the
Articles of Association

5.2 Approve the new 2005/2006 Share Buy Back Program	Management	For	*

UNILEVER PLC			Agenda Number: 700675777
Security: G92087124			Meeting Type: AGM
Ticker:			Meeting Date: 11-May-2005
ISIN: GB0005748735

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and approve the accounts and the balance	Management	For	*
sheet for the YE 31 DEC 2004, together with
the Directors report and the Auditors report

2. Approve the Directors remuneration report for	Management	Abstain *	Abstain *
the YE 31 DEC 2004 included within the annual
report and the accounts for 2004

3. Declare a dividend on the ordinary shares	Management	For	*

4. Re-elect Mr. P.J. Cescau as a Executive Director	Management	For	*

5. Re-elect Mr. C.J. van der Graaf as a Executive	Management	For	*
Director

6. Re-elect Mr. R.H.P. Markham as a Executive Director	Management	For	*

7. Elect Mr. R.D. Kugler as a Executive Director	Management	For	*

8. Re-elect Mr. A. Burgmans as a Non-Executive	Management	For	*
Director

9. Re-elect the Rt. Honorable the Lord Brittan	Management	For	*
of Spennithorne QC DL as a Non-Executive Director

10. Re-elect the Rt. Honorable the Baroness Chalker	Management	For	*
of Wallasey as a Non-Executive Director

11. Re-elect Mr. B. Collomb as a Non-Executive Director	Management	For	*

12. Re-elect Professor W. Dik as a Non-Executive	Management	For	*
Director

13. Re-elect Mr. O. Fanjul as a Non-Executive Director	Management	For	*

14. Re-elect Mr. H. Kopper as a Non-Executive Director	Management	For	*

15. Re-elect the Lord Simon of HighBury CBE as a	Management	For	*
Non-Executive Director

16. Re-elect Mr. J. van der Veer as a Non-Executive	Management	For	*
Director

17. Re-appoint PricewaterhouseCoopers LLP as the	Management	For	*
Auditors of the Company, to hold the office
until the next general meeting at which accounts
are laid before the members

18. Authorize the Directors to fix the remuneration	Management	For	*
of the Auditors

19. Authorize the Directors to exercise all power	Management	For	*
of the Company to allot relevant securities
Section 80 of the Companies Act 1985 up
to an aggregate nominal amount of GBP 13,450,000;
Authority expires on the day preceding the
5th anniversary of the passing of this resolution
; and the Directors may allot relevant securities
after the expiry of this authority in pursuance
of such an offer or agreement made prior to
such expiry

S.20 Authorize the Directors, subject to the passing	Management	For	*
of Resolution 19 and pursuant to Section 95
of the Companies Act 1985, to allot equity
securities Section 94 of the Act for cash
pursuant to the authority conferred by Resolution
19 or where such allotment constitutes an allotment
of the equity securities by virtue of Section
94(3A) of the Act, disapplying the statutory
pre-emption rights Section 89(1) , provided
that this power is limited to the allotment
of equity securities: a) in connection with
a rights issue in favor of ordinary shareholders;
b) up to an aggregate nominal amount of GBP
2,000,000; Authority expires on the preceding
the 5th anniversary of the passing of this
resolution ; and the Directors may allot equity
securities after the expiry of this authority
in pursuance of such an offer or agreement
made prior to such expiry

S.21 Authorize the Company, pursuant to Article 64	Management	For	*
of the Articles of the Association, to make
market purchases Section 163(3) of the Companies
Act 1985 of up to 290 million shares of 1.4p
each in the capital of the Company, at a minimum
price of 1.4p and up to 5% of the average middle
market quotations for such shares derived from
the Daily Official List of the London Stock
Exchange, over the previous 5 business days;
Authority expires the earlier of the conclusion
of the next AGM of the Company or 12 months
; the Company, before the expiry, may make
a contract to purchase ordinary shares which
will or may be executed wholly or partly after
such expiry

S.22 Amend the Articles of Association: by deleting	Management	For	*
some words in Article 107 and replacing them
with new words; by deleting some words in Article
108 and replacing them with new words; by deleting
some words in Article 130 and replacing them
with new words

S.23 Approve that the Article 159 be deleted and	Management	For	*
be substituted with new one

24. Approve the Unilever Global Performance Share	Management	For	*
Plan 2005; authorize Directors to do all acts
and things necessary and expedient to adopt
and operate the Plan, including making such
modification as the Directors consider appropriate
to take account of regulatory requirements
and best practice and authorize the Directors
to establish such further plans similar to
and based on the Plan for employees in particular
countries, subject to such modifications as
may be necessary or desirable to take account
of overseas securities laws, exchange control
and tax legislation

25. Approve the rules of the Unilever Plc 2005 Share	Management	For	*
Save Plan and authorize the Directors to make
such modifications to the ShareSave Plan as
they consider necessary to obtain the approval
of the Board of the Inland Revenue or to take
account of regulatory requirements and best
practice and to adopt the ShareSave Plan as
so modified and do all acts and things necessary
to operate the ShareSave Plan and to establish
such further plans for the benefit of the employee
out side of the UK based on the Share Save
Plan subject to such modification as may be
necessary or desirable to take legislation
provided that any ordinary shares of the Company
made available under such further plan are
treated as counting against any limits on individual
participation, where appropriate or overall
participation in the Share Save Plan

UPM-KYMMENE CORP			Agenda Number: 700638541
Security: X9518S108			Meeting Type: AGM
Ticker:			Meeting Date: 31-Mar-2005
ISIN: FI0009005987

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

MULTIPLE BENEFICAL OWNER INFORMATION NOTE: MARKET	Non-Voting	No vote
RULES REQUIRE ADP TO DISCLOSE BENEFICIAL OWNER
INFORMATION FOR ALL VOTED ACCOUNTS. IF AN ACCOUNT
HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED
TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE POSITION TO YOUR
ADP CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION
IS REQUIRED IN ORDER FOR ADP TO LODGE YOUR
VOTE.

1.1 Adopt the accounts	Management	For	*

1.2 Approve the action on profit or loss Board s	Management	For	*
proposal to pay a dividend of EUR 0.75 per
share

1.3 Grant discharge from liability	Management	For	*

1.4 Approve the remuneration of Board members	Management	For	*

1.5 Approve the remuneration of Auditor(s)	Management	For	*

1.6 Approve the composition of the Board	Management	For	*

1.7 Appoint the Auditor(s)	Management	For	*

2. Approve to reduce the share capital, to invalidate	Management	For	*
own shares held by the Company, by no more
than EUR 44,504,130, by invalidating, without
payment, no more than 26,178,900 own shares
possibly to be acquired by the Company prior
to the general meeting of shareholders

3. Authorize the Board to buy back of the Company	Management	For	*
s own shares no fewer than 100 and no more
than 25,000,000 represents less than 5% of
the total number of the Company s shares and
less than 5% of the number of votes carried
by the shares through public trading on the
Helsinki Stock Exchange, at the price quoted
in public trading at the time of purchase

4. Authorize the Board to decide on the disposal	Management	For	*
of the own shares bought back in accordance
with the above decision on the following conditions:
the authorization concerns a maximum of 25,000,000
own shares bought back by the Company; and
to decide to whom and in what order it will
dispose of the said shares; Authority expires
after 1 year from the date of AGM

5. Authorize the Board to decide on increasing	Management	For	*
the share capital by a maximum of 178,015,500
representing 104,715,000 new shares with a
book value of EUR 1.70 per share through 1
or several issuances of new shares and/or 1
or several convertible bond issues; Authority
expires after 1 year

6. Approve to issue stock options to the key personnel	Management	For	*
of the UPM-Kymmene Group as well as to a wholly
owned subsidiary of UPM-Kymmene Corporation;
the number of stock options issued will be
9000000

7. PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against *	Against *
PROPOSAL: Approve the presentation of agreements
made between UPM-Kymmene Corporation and Asia
Pacific Resources International Holdings Ltd
(April), the chemical pulp procurement policy
of UPM-Kymmene Corporation, the set-off of
receivables from April upon certain conditions,
and a demand for stricter control of illegal
loggings to be made to the State of Indonesia

VODAFONE GROUP PLC			Agenda Number: 932199690
Security: 92857W100			Meeting Type: Annual
Ticker: VOD			Meeting Date: 27-Jul-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 TO RECEIVE THE REPORT OF THE DIRECTORS AND FINANCIAL	Management	For	For
STATEMENTS

02 TO APPROVE THE REMUNERATION REPORT	Management	For	For

03 TO RE-ELECT PETER BAMFORD AS A DIRECTOR	Management	For	For

04 TO RE-ELECT JULIAN HORN-SMITH AS A DIRECTOR	Management	For	For

05 TO RE-ELECT SIR DAVID SCHOLEY AS A DIRECTOR	Management	For	For
(MEMBER OF THE NOMINATIONS AND GOVERNANCE AND
AUDIT COMMITTEE)

06 TO ELECT LUC VANDEVELDE AS A DIRECTOR (MEMBER	Management	For	For
OF THE REMUNERATION COMMITTEE)

07 TO APPROVE A FINAL DIVIDEND OF 1.07800 PENCE	Management	For	For
PER ORDINARY SHARE

08 TO RE-APPOINT DELOITTE & TOUCHE LLP AS AUDITORS	Management	For	For

09 TO AUTHORIZE THE AUDIT COMMITTEE TO DETERMINE	Management	For	For
THE AUDITORS REMUNERATION

10 TO AUTHORIZE DONATIONS UNDER THE POLITICAL PARTIES,	Management	For	For
ELECTIONS AND REFERENDUMS ACT 2000

11 TO RENEW AUTHORITY TO ALLOT SHARES UNDER ARTICLE	Management	For	For
16.2 OF THE COMPANY S ARTICLES OF ASSOCIATION

12 TO RENEW AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS	Management	For	For
UNDER ARTICLE 16.3 OF THE COMPANY S ARTICLES
OF ASSOCIATION+

13 TO AUTHORIZE THE COMPANY S PURCHASE OF ITS OWN	Management	For	For
SHARES+

14 TO AUTHORIZE THE COMPANY S PURCHASE OF ITS OWN	Management	For	For
SHARES PURSUANT TO CONTINGENT PURCHASE CONTRACTS
AND OFF-MARKET PURCHASES+

VOLKSWAGEN AG, WOLFSBURG			Agenda Number: 700658694
Security: D94523145			Meeting Type: OGM
Ticker:			Meeting Date: 21-Apr-2005
ISIN: DE0007664005

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AGM, THANK YOU	Non-Voting	No vote

1. Vorlage des festgestellten Jahresabschlusses,	Management	No vote
des Konzernabschlusses, des Lagewith the report
of the Supervisory Board, the Group financial
statements and t Aufsichtsrats ueber das Geschaeftsjahr
2004

2. Beschlussfassung ueber die Gewinnverwendung	Management	No vote
der Volkswagen AG follows:
payment of a dividend of EUR 1.05 per ordinary
share; payment of a dividend of EUR 1.11 per
preference share; the remainder shall be carried
forward ex-dividend and payable date: 22 April
2005

3. Ratify the acts of the Board of Managing Directors	Management	No vote
schaeftsjahr 2004

4. Beschlussfassung ueber die Entlastung der Mitglieder	Management	No vote
des Aufsichtsrats fuer das Geschaeftsjahr 2004

5. Beschlussfassung ueber Satzungsaenderungen	Management	No vote
nts of the
Company being published in the electronic Federal
Gazette; Section. 23(3), regarding the use
of electronic means of communication for share
holders meetings; Section 5(2), regarding the
shareholders right to certification of their
shares being excluded

6. Amend the Articles of Association in connection	Management	No vote
with the Law on Corporate Integrity and the
modernization of the right to set aside resolutions
of shareholders meetings UMAG becoming effective
as per 01 NOV 2005, as follows: Section 20(2),
regarding shareholders meetings being convened
no later than 30 days prior to the day by which
shareholders are required to register to attend
the shareholders meeting; Section 22, regarding
shareholders intending to attend the shareholders
meeting being obliged to register seven days
prior to the shareholders meeting and to provide
a proof in German or English of their entitlement
to attend the shareholders meeting or to exercise
their voting rights; Section 23(4), re the
Chairman of the shareholders meeting being
authorized to limit the time for questions
and answers at shareholders meetings

7. Beschlussfassung ueber die Ermaechtigung zum	Management	No vote
Erwerb und zur Verwendung eigenerexcept for
purposes of securities trading, floated on
Foreign Stock Exchanges, used for acquisition
purposes or for satisfying option and/or convertible
rights, and retired; authorize the Board of
Managing Directors to acquire ordinary and/or
preferred shares of the Company of up to 10%.
of the share capital, at a price differing
neither more than 5% from the market price
of the shares if the shares are acquired through
the stock exchange, nor more than 20% if the
shares are acquired by way of a repurchase
offer; Authority expires at the end of 21
38991

8. Wahl des Abschlusspruefers fuer das Geschaeftsjahr	Management	No vote
2005 for the FY 2005

DIESE TAGESORDNUNG WURDE AUFGRUND DES ERHALTS	Non-Voting	No vote
EINER GENAUEREN ENGLISCHEN TAGESY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU. NDERN
MOECHTEN. VIELEN DANK.

GEGENANTRAEGE SIND JETZT FUER DIESE HAUPTVERSAMMLUNG	Non-Voting	No vote
VORHANDEN. EINEN LINK ZU ROPOSAL INFORMATION
IS AVAILABLE IN THE MATERIAL URL SECTION OF
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VOLVO AB			Agenda Number: 700655698
Security: 928856301			Meeting Type: AGM
Ticker:			Meeting Date: 12-Apr-2005
ISIN: SE0000115446

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL	Non-Voting	No vote
OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
TO LODGE YOUR VOTE.

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE	Non-Voting	No vote
OPTION IN SWEDEN. THANK YOU

1. Opening of the meeting	Non-Voting	No vote

2. Elect Mr. Claes Beyer, Lawyer, as Chairman of	Non-Voting	No vote
the meeting

3. Approve the list of shareholders entitled to	Non-Voting	No vote
vote at the meeting

4. Approve the agenda	Non-Voting	No vote

5. Elect the minutes-checkers and vote controllers	Non-Voting	No vote

6. Approve to determine that the meeting has been	Non-Voting	No vote
duly convened

7. Receive the work of the Board and Board Committees	Non-Voting	No vote

8. Receive the annual report and the Auditors	Non-Voting	No vote
report as well as the consolidated accounts
and the Auditors report and the consolidated
accounts; in connection therewith, the President
s account of the operations

9. Adopt the income statement and balance sheet	Management	For	*
and the consolidated income statement and consolidated
balance sheet

10. Approve to pay a dividend of SEK 12.50 per share	Management	For	*
in cash; 15 APR 2005 is proposed as the record
date to receive the cash dividend; payment
of the cash dividend is expected to occur through
VPC AB Swedish Securities Register Center
on 20 APR 2005

11. Approve to discharge the Board of Directors	Management	For	*
and of the President from liability

12. Approve to determine the number of Members at	Management	For	*
8 and no Deputy Members of the Board of Directors
to be elected by the meeting

13. Approve to distribute a fixed fee of SEK 4,775,000	Management	For	*
among the members as follows: the Chairman
of the Board is awarded SEK 350,000 and the
other members a total of SEK 2,700,000; further
the Chairman of the Audit Committee is awarded
SEK 250,000 and the other Members of the Audit
Committee SEK 125,000 each and the Members
of the Remuneration Committee SEK 75,000

14. Re-elect Messrs Per-Olof Eriksson, Patrick Faure,	Management	For	*
Haruko Fukuda, Tom Hedelius, Leif Johansson,
Finn Johnsson, Louis Schweitzer and Ken Whipple
to the Board of Directors and elect Mr. Finn
Johnsson as the Chairman; the Nomination Committee
s proposals in accordance with points 12, 13
and 14 are supported by shareholders representing
more than half of the total number of votes
outstanding

15. Adopt new instructions for the Nomination Committee	Management	For	*
Election Committee , which, as regards the
election of Members of the Election Committee,
state i.a. that the Election Committee shall
comprise 5 members to be elected directly at
the general meeting and that 4 of the members
shall represent the 4 largest shareholders
in terms of voting rights and that the fifth
member shall be the Chairman of the Board;
as to the rest, the instructions are adapted
to the rules in the Swedish Code of Corporate
Governance; approve that the Chairman of the
Board, Mr. Finn Johnsson, Mr. Lars Idermark,
representing the Second Swedish National Pension
Fund, Mrs. Marianne Nilsson, representing Robur
Funds, Mr. Curt Kallstromer, representing Svenska
Handelsbanken, and Mr. Thierry Moulonguet,
representing Renault s.a.s. are elected Members
of the Election Committee and that no fees
shall be paid to the Members of the Election
Committee

16.A PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	*
PROPOSAL: A) amend the Articles of Association
to the effect that all shares shall be ordinary
shares as specified

16.B PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	*
PROPOSAL: Amend, provided that the proposal
under A is not approved, the Articles of Association
to the effect that holders of Series A shares
may convert Series A shares into Series B shares
on a one-for-one basis; adding the new clause
as specified; to be valid, the decision by
the meeting must be supported by at least two
thirds of both the 2 number of votes cast as
well as the number of votes represented at
the meeting; shareholders representing more
than a third of the total number of votes outstanding
have announced that they will not support the
Proposal Type

17. Authorize the Board of Directors to decide on	Management	For	*
the purchase and transfer of own shares and
means that a maximum of 10% of the total number
of shares may be acquired by the Company through
trading on a stock exchange or another regulated
market in which the Company s shares are listed;
for the purpose of financing company acquisitions,
transfer of shares held by the Company may
occur through an offering directed to all shareholders;
payment for transferred shares shall be made
in cash; the purpose of the authorization for
the Board to decide on the acquisition and
transfer of the Company s shares is to continuously
be able to adapt the capital structure to the
Company s need for capital and thereby contribute
to increased shareholder value and to enable
the Company to finance possible company acquisitions;
to be valid, the decision by the meeting must
be supported by at least two thirds of both
the number of votes cast as well as the number
of votes represented at the meeting

18.A Approve the reduction of the Company s share	Management	For	*
capital by SEK 95,021,046 the reduction amount
by way of withdrawal, without repayment, of
3,084,619 shares of Series A and 12,752,222
shares of Series B, which the Company has repurchased
treasury stock ; if Point 16 A. is approved,
15,836,841 ordinary shares shall be withdrawn
without repayment; the purpose of the reduction
is that the reduction amount shall be transferred
to a reserve to be utilized as decided by a
general meeting of shareholders

18.B Approve that the wording of the Articles of	Management	For	*
Association is changed in order for a new class
of shares, Series C, to be introduced, whereby
not more than 15,836,841 shares of Series C
may be issued; a share of Series C entitles
to one tenth of a vote, does not carry rights
to dividends and is redeemable by initiative
of an owner of shares of Series C, the Board
of Directors of the Company or a general meeting
of shareholders; when redemption is made the
redemption amount shall total the nominal value
adjusted upwards as of the redemption date
with an interest rate corresponding to STIBOR
30 days plus 1.75 basis points; provided that
it is approved by the general meeting, Point
16 A. above, give rise to some additional adjustments
of Article 4 of the Articles of Association,
which mainly concern the need of customary
rules relating to shareholders preferential
rights in the event of new issues of shares
when there are more than one series of shares;
with regard hereto and also to the possibility
that three alternative new wordings of Article
4 of the Articles of Association

18.c Approve to increase the Company s share capital	Management	For	*
by SEK 95,021,046 by way of a new issue of
15,836,841 shares of Series C, each at a nominal
value of SEK 6, and on the following terms
and conditions: 1) Carnegie Investment Bank
AB shall have the right to subscribe for the
new shares with deviation from the shareholders
preeferential rights; 2) subscription for the
new shares shall be made on a subscription
list not later than 06 MAY 2005; 3) a price
of SEK 6 per share shall be paid in cash for
the shares subscribed for in connection with
the subscription of the shares, not later than
06 MAY 2005; 4) over-subscription may not take
place; 5) the new shares shall not entitle
to dividends; as concerns the reason for deviating
from the shareholders preferential rights and
the basis for establishment of the issue price,
the following is stated; the resolution to
withdraw shares of Series A and of Series B
may be executed without the time restraint
of obtaining court authorization, if at the
same time, an amount equal to the reduction
amount is contributed to the Company by way
of a new issue of shares; Carnegie Investment
Bank AB has undertaken to subscribe for, and
redeem, the shares in accordance with Section
D. below; the issue price has been determined
in agreement with Carnegie Investment Bank
AB; the new shares are subject to the Articles
of Association s reservation to reduce the
share capital in accordance with Chapter 6,
Section 8, the Swedish Companies Act; the resolution
on a new issue of shares shall be subject to
the AGM s decision on the amendment of the
Articles of Association in accordance with
Section B above and the registration of the
resolution, as well as the reduction of the
share capital and transfer to the statutory
reserve in accordance with Section D below

18.D Approve a reduction of the Companys share capital	Management	For	*
by SEK 95,021,046 the reduction amount through
redemption of all 15,836,841 shares of Series
C, and that an amount corresponding to the
reduction amount be allocated to the statutory
reserve; the purpose of the reduction is repayment
to the shareholders; redemption shall be made
immediately after the new shares of Series
C, issued in accordance with Section B. above,
have been registered; a redemption price shall
be paid in the amount of SEK 95,021,046 adjusted
with an interest rate corresponding to STIBOR
30 days plus 1.75 basis points, calculated
from the day of payment of the subscription
price for the shares of Series C; payment of
the redemption price shall be made from non
restricted equity; the redemption price shall
be paid on 13 MAY 2005, assuming that the decision
has been registered by the Companies Registration
Office by then, otherwise as soon as possible
after registration; the resolution on reduction
of the share capital and transfer to the statutory
reserve shall be subject to the AGM s resolution
to amend the Articles of Association in accordance
with Section B above and the registration thereof,
as well as the new issue of shares in accordance
with Section C above

18.E Authorize the President to make such minor adjustments	Management	For	*
to the resolutions in Sections A to D above
which may be required in connection with registration
of the resolutions with the Companies Registration
Office; to be valid, the decision by the meeting
as regards Sections A to C above must be supported
by at least two thirds of both the number of
votes cast as well as the number of votes represented
at the meeting

19.A Approve to implement a share-based incentive	Management	Against *	Against *
program during the second financial quarter
2005 the Program for Senior Executives within
the Volvo Group, including Members of the Group
Executive Committee and other executives that
the Board selects Participants ; the reason
for the proposal is that the Board considers
it to be in the interest of the Company that
the Senior Executives are given personal incentives
that are linked to the financial performance
of the Volvo Group; the conditions for the
Program are as follows: 1) under the Program,
a maximum of 185,000 Series B Volvo shares
or, if Point 16 A is approved, ordinary shares
Shares can be allotted to a maximum of
165 participants during the first 6 months
2006; the number of Shares to be allotted shall
be related to the degree of fulfillment of
certain financial goals for the FY 2005 determined
by the Board; 2) preferential rights to acquire
shares shall accrue to the participants; the
President and CEO Leif Johansson may receive
a maximum of 4,000 shares while the other participants
may receive a maximum of 1,000-2,000 shares
each; 3) participants not resident in Sweden
at the time of allotment shall, instead of
shares, receive an amount in cash corresponding
to the market value of the Shares at the time
of allotment; 4) the participants shall not
pay anything for their rights under the Program;
5) the shares to be allotted under the Program
shall be existing shares; the company may fulfill
its obligations to deliver shares under the
Program either through a third party, which
would acquire and transfer the shares in its
own name, or, subject to the approval by the
AGM in accordance with item B below, by transferring
shares held by the Company treasury stock
; 6) participants may receive shares or cash
only, with certain exceptions, if the participant
remains employed within the Volvo Group at
the time of allotment; 7) shares may be transferred
on one or more occasions; 8) the Chairman of
the Board is entitled to determine additional
terms for the Program; 9) assuming that the
maximum amount of shares 185,000 will be
allotted and further that the Company would
transfer shares through a third party, the
cost for the Program would amount to about
SEK 70 million including social fees, calculated
on a share price at allotment of SEK 300

19.B Approve the transfer of shares in the Company	Management	Against *	Against *
held by the Company itself at any time to the
participants in order to fulfill the Companys
undertakings in accordance with the Program
on the following terms: 1) not more than 185,000
shares may be transferred; 2) preferential
rights to acquire shares shall accrue to the
participants who are entitled to acquire shares
in accordance with the terms and conditions
of the Program; 3)the preferential rights of
participants to acquire shares are to be exercised
during the first 6 months 2006; 4) the participants
shall not pay anything for the shares acquired
under the Program; 5) shares may be transferred
on one or more occasions; the reason for deviating
from the shareholders preferential rights
is to safeguard and fulfill the commitments
under the Program in a cost-effective manner;
if a decision by the AGM regarding the Board
s proposal under item B is to be valid, the
decision must be supported by shareholders
with at least nineteenths of both the votes
cast and the shares represented at the meeting

WOLTERS KLUWER NV			Agenda Number: 700635002
Security: N9643A114			Meeting Type: OGM
Ticker:			Meeting Date: 01-Feb-2005
ISIN: NL0000395887

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 215046 DUE TO CHANGE IN VOTING STATUS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

1. Opening	Non-Voting	No vote

2. Approve the Corporate governance	Management	No vote

3. Any other business	Other	No vote

4. Closure	Non-Voting	No vote

WOLTERS KLUWER NV			Agenda Number: 700673999
Security: N9643A114			Meeting Type: AGM
Ticker:			Meeting Date: 14-Apr-2005
ISIN: NL0000395887

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING	Non-Voting	No vote
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION
DATE SET ON 07 APR 2005. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.

1. Opening	Non-Voting	No vote

2.a Approve the report of the Management for the	Management	No vote
year 2004

2.b Approve the notice by Supervisory Board for	Management	No vote
the year 2004

2.c Approve the reservation and the dividend policy	Management	No vote

2.d Adopt the annual accounts for 2004	Management	No vote

2.e Approve the payment in cash EUR 0.55 or optional	Management	No vote
in shares

3.a Grant discharge from liability to the Management	Management	No vote
Board

3.b Grant discharge from liability to the Supervisory	Management	No vote
Board

4. Approve the Corporate Governance	Management	No vote

5. Amend the Articles of Association	Management	No vote

6.a Re-appoint Mrs. A.J. Frost as a Member of the	Management	No vote
Supervisory Board

6.b Re-appoint Mr. P.N. Wakkie as a Member of the	Management	No vote
Supervisory Board

7. Approve the remuneration of the Supervisory	Management	No vote
Board

8.a Authorize the Management Board to issue shares/grant	Management	No vote
rights to take shares

8.b Authorize the Management Board to restrict or	Management	No vote
exclude the pre-emptive rights

9. Grant powers to purchase Company s own shares	Management	No vote

10. Grant assignment to KPMG	Management	No vote

11. Questions	Management	No vote

12. Closure	Non-Voting	No vote

XL CAPITAL LTD			Agenda Number: 932293727
Security: G98255105			Meeting Type: Annual
Ticker: XL			Meeting Date: 29-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
MICHAEL P. ESPOSITO, JR	Management	For	For
ROBERT R. GLAUBER	Management	For	For
CYRIL RANCE	Management	For	For
ELLEN E. THROWER	Management	For	For

02 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS	Management	For	For
LLP, NEW YORK, NEW YORK, TO ACT AS THE INDEPENDENT
AUDITORS OF THE COMPANY FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2005.

03 TO APPROVE THE AMENDMENT AND RESTATEMENT OF	Management	For	For
THE COMPANY S 1991 PERFORMANCE INCENTIVE PROGRAM.

An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jefferson Pilot Variable Fund, Inc.

By (Signature and Title)*	/s/ Ronald R. Angarella
Ronald R. Angarella, President
Date	12/09/05